UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zipcode)

Jeffrey M. Dube

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 89.8%
MML Blue Chip Growth Fund, Initial Class (a)	640,584	$9,205,186
MML Equity Income Fund, Initial Class (a)	527,788	5,631,500
MML Focused Equity Fund, Class II (a)	451,517	5,187,932
MML Foreign Fund, Initial Class (a)	624,884	5,817,670
MML Fundamental Growth Fund, Class II (a)	499,637	5,800,782
MML Fundamental Value Fund, Class II (a)	461,302	6,218,358
MML Global Fund, Class I (a)	662,129	7,482,054
MML Income & Growth Fund, Initial Class (a)	420,044	4,439,868
MML International Equity Fund, Class II (a)	668,551	5,662,631
MML Large Cap Growth Fund, Initial Class (a)	516,198	5,647,209
MML Mid Cap Growth Fund, Initial Class (a)	479,318	7,050,772
MML Mid Cap Value Fund, Initial Class (a)	654,320	6,732,952
MML Small Cap Growth Equity Fund, Initial Class (a)	130,768	1,741,172
MML Small Company Value Fund, Class II (a)	219,468	3,191,065
MML Small/Mid Cap Value Fund, Initial Class (a)	191,792	2,138,480
MML Strategic Emerging Markets Fund, Class II (a)	497,801	3,882,846
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	35,442	2,615,234
Oppenheimer Global Fund/VA, Non-Service Shares (a)	91,137	3,282,739
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,157,153	11,328,524
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,158,373	2,420,999

		105,477,973

Fixed Income Funds — 10.3%
MML Dynamic Bond Fund, Class II (a)	224,411	2,223,916
MML Inflation-Protected and Income Fund, Initial Class (a)	308,440	3,112,161
MML Managed Bond Fund, Initial Class (a)	201,933	2,544,409

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	259,954	$2,573,542
MML Total Return Bond Fund, Class II (a)	154,742	1,583,011

		12,037,039

TOTAL MUTUAL FUNDS (Cost $127,677,130)		117,515,012

TOTAL LONG-TERM INVESTMENTS (Cost $127,677,130)		117,515,012

TOTAL INVESTMENTS — 100.1% (Cost $127,677,130) (c)		117,515,012

Other Assets/(Liabilities) — (0.1)%		(96,929)

NET ASSETS — 100.0%		$117,418,083

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.6%
American Funds Blue Chip Income and Growth Fund, Class 1	14,971,968	$181,310,536
American Funds Growth-Income Fund, Class 1	5,183,623	223,258,651
American Funds International Fund, Class 1	4,026,528	71,913,786

		476,482,973

Fixed Income Funds — 37.5%
American Funds Bond Fund, Class 1	26,186,886	285,960,799

TOTAL MUTUAL FUNDS (Cost $729,522,846)		762,443,772

TOTAL LONG-TERM INVESTMENTS (Cost $729,522,846)		762,443,772

TOTAL INVESTMENTS — 100.1% (Cost $729,522,846) (a)		762,443,772

Other Assets/(Liabilities) — (0.1)%		(880,202)

NET ASSETS — 100.0%		$761,563,570

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	1,869,951	$118,611,012

TOTAL MUTUAL FUNDS (Cost $116,946,412)		118,611,012

TOTAL LONG-TERM INVESTMENTS (Cost $116,946,412)		118,611,012

TOTAL INVESTMENTS — 100.1% (Cost $116,946,412) (a)		118,611,012

Other Assets/(Liabilities) — (0.1)%		(154,918)

NET ASSETS — 100.0%		$118,456,094

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	2,961,702	$52,896,003

TOTAL MUTUAL FUNDS (Cost $53,193,976)		52,896,003

TOTAL LONG-TERM INVESTMENTS (Cost $53,193,976)		52,896,003

TOTAL INVESTMENTS — 100.2% (Cost $53,193,976) (a)		52,896,003

Other Assets/(Liabilities) — (0.2)%		(83,817)

NET ASSETS — 100.0%		$52,812,186

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 50.9%
MML Blue Chip Growth Fund, Initial Class (a)	1,737,110	$24,962,269
MML Equity Income Fund, Initial Class (a)	1,761,754	18,797,912
MML Focused Equity Fund, Class II (a)	872,853	10,029,086
MML Foreign Fund, Initial Class (a)	1,587,647	14,780,992
MML Fundamental Growth Fund, Class II (a)	1,394,963	16,195,516
MML Fundamental Value Fund, Class II (a)	1,561,548	21,049,664
MML Global Fund, Class I (a)	1,366,591	15,442,483
MML Income & Growth Fund, Initial Class (a)	1,600,011	16,912,115
MML International Equity Fund, Class II (a)	1,698,420	14,385,614
MML Large Cap Growth Fund, Initial Class (a)	1,441,069	15,765,297
MML Mid Cap Growth Fund, Initial Class (a)	1,025,118	15,079,486
MML Mid Cap Value Fund, Initial Class (a)	1,599,588	16,459,760
MML Small Cap Growth Equity Fund, Initial Class (a)	308,221	4,103,963
MML Small Company Value Fund, Class II (a)	490,325	7,129,331
MML Small/Mid Cap Value Fund, Initial Class (a)	388,879	4,335,999
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	73,499	5,423,485
Oppenheimer Global Fund/VA, Non-Service Shares (a)	348,716	12,560,758
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,215,797	41,272,648
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,135,099	12,822,356

		287,508,734

Fixed Income Funds — 49.2%
MML Dynamic Bond Fund, Class II (a)	6,180,783	61,251,562
MML High Yield Fund, Class II (a)	2,080,270	20,074,608
MML Inflation-Protected and Income Fund, Initial Class (a)	1,998,259	20,162,431
MML Managed Bond Fund, Initial Class (a)	8,361,557	105,358,066
MML Short-Duration Bond Fund, Class II (a)	2,109,913	20,888,143

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,857,376	$49,690,959

		277,425,769

TOTAL MUTUAL FUNDS (Cost $588,080,003)		564,934,503

TOTAL LONG-TERM INVESTMENTS (Cost $588,080,003)		564,934,503

TOTAL INVESTMENTS — 100.1% (Cost $588,080,003) (c)		564,934,503

Other Assets/(Liabilities) — (0.1)%		(432,434)

NET ASSETS — 100.0%		$564,502,069

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 1.5%
Chemicals — 1.5%
Ashland, Inc.	10,300	$1,036,386
Ecolab, Inc.	24,200	2,655,224
PPG Industries, Inc.	300	26,307
The Sherwin-Williams Co.	9,200	2,049,576

		5,767,493

Communications — 26.0%
Internet — 24.9%
Akamai Technologies, Inc. (a)	10,900	752,754
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	56,046	3,305,033
Alphabet, Inc. Class A (a)	15,300	9,767,061
Alphabet, Inc. Class C (a)	24,456	14,879,520
Amazon.com, Inc. (a)	48,650	24,903,448
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	15,400	2,116,114
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	13,600	859,248
Expedia, Inc.	1,500	176,520
Facebook, Inc. Class A (a)	144,576	12,997,382
JD.com, Inc. ADR (Cayman Islands) (a)	18,300	476,898
LinkedIn Corp. Class A (a)	12,800	2,433,664
Netflix, Inc. (a)	57,700	5,958,102
The Priceline Group, Inc. (a)	11,100	13,729,146
Tencent Holdings Ltd.	280,600	4,726,581
Vipshop Holdings Ltd. ADR (Cayman Islands) (a)	93,600	1,572,480

		98,653,951

Media — 1.0%
Time Warner, Inc.	500	34,375
The Walt Disney Co.	36,300	3,709,860

		3,744,235

Telecommunications — 0.1%
T-Mobile US, Inc. (a)	10,700	425,967

		102,824,153

Consumer, Cyclical — 17.5%
Airlines — 1.3%
Alaska Air Group, Inc.	9,200	730,940
American Airlines Group, Inc.	116,200	4,512,046
Delta Air Lines, Inc.	600	26,922

		5,269,908

Apparel — 1.6%
Hanesbrands, Inc.	99,200	2,870,848
Nike, Inc. Class B	26,940	3,312,812

	Number of Shares	Value
VF Corp.	3,600	$245,556

		6,429,216

Auto Manufacturers — 0.7%
Tesla Motors, Inc. (a)	11,490	2,854,116

Automotive & Parts — 0.1%
BorgWarner, Inc.	3,700	153,883
Delphi Automotive PLC	3,800	288,952

		442,835

Leisure Time — 1.2%
Carnival Corp.	4,600	228,620
Norwegian Cruise Line Holdings Ltd. (a)	42,700	2,446,710
Royal Caribbean Cruises Ltd.	23,000	2,049,070

		4,724,400

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	102,428	2,349,698
Las Vegas Sands Corp.	2,300	87,331
Marriott International, Inc. Class A	15,187	1,035,753
MGM Resorts International (a)	71,600	1,321,020

		4,793,802

Retail — 11.4%
AutoZone, Inc. (a)	3,400	2,461,022
CarMax, Inc. (a)	15,200	901,664
Chipotle Mexican Grill, Inc. (a)	3,100	2,232,775
Costco Wholesale Corp.	5,200	751,764
CVS Health Corp.	53,700	5,180,976
The Home Depot, Inc.	40,100	4,631,149
L Brands, Inc.	14,000	1,261,820
Lowe’s Cos., Inc.	81,100	5,589,412
O’Reilly Automotive, Inc. (a)	20,400	5,100,000
PVH Corp.	4,900	499,506
Ross Stores, Inc.	52,100	2,525,287
Starbucks Corp.	120,700	6,860,588
Tractor Supply Co.	32,800	2,765,696
Walgreens Boots Alliance, Inc.	48,900	4,063,590

		44,825,249

		69,339,526

Consumer, Non-cyclical — 31.4%
Beverages — 0.3%
Constellation Brands, Inc. Class A	9,500	1,189,495
Monster Beverage Corp. (a)	1,200	162,168

		1,351,663

Biotechnology — 9.0%
Alexion Pharmaceuticals, Inc. (a)	55,700	8,710,923
Amgen, Inc.	200	27,664
Biogen, Inc. (a)	14,300	4,172,883
Celgene Corp. (a)	76,000	8,220,920
Gilead Sciences, Inc.	77,400	7,599,906

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (a)	3,400	$375,122
Regeneron Pharmaceuticals, Inc. (a)	8,900	4,139,746
Vertex Pharmaceuticals, Inc. (a)	22,300	2,322,322

		35,569,486

Commercial Services — 8.0%
MasterCard, Inc. Class A	118,900	10,715,268
McKesson Corp.	49,500	9,158,985
Verisk Analytics, Inc. (a)	600	44,346
Visa, Inc. Class A	166,820	11,620,681

		31,539,280

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	18,200	1,468,376

Health Care – Products — 2.2%
Becton, Dickinson & Co.	21,100	2,799,126
Henry Schein, Inc. (a)	300	39,816
Hologic, Inc. (a)	12,300	481,299
Intuitive Surgical, Inc. (a)	6,000	2,757,480
Medtronic PLC	14,527	972,437
Stryker Corp.	18,930	1,781,313

		8,831,471

Health Care – Services — 4.7%
Aetna, Inc.	15,000	1,641,150
Anthem, Inc.	26,700	3,738,000
Cigna Corp.	5,500	742,610
Humana, Inc.	4,600	823,400
Thermo Fisher Scientific, Inc.	44,400	5,429,232
UnitedHealth Group, Inc.	52,200	6,055,722

		18,430,114

Pharmaceuticals — 6.8%
AbbVie, Inc.	2,300	125,143
Allergan PLC (a)	33,854	9,201,856
AmerisourceBergen Corp.	16,400	1,557,836
Bristol-Myers Squibb Co.	49,400	2,924,480
Cardinal Health, Inc.	33,300	2,558,106
Eli Lilly & Co.	35,800	2,996,102
Perrigo Co. PLC	300	47,181
Shire PLC Sponsored ADR (Ireland)	1,800	369,414
Valeant Pharmaceuticals International, Inc. (a)	39,300	7,010,334

		26,790,452

		123,980,842

Energy — 0.5%
Oil & Gas — 0.5%
Cimarex Energy Co.	4,800	491,904
Concho Resources, Inc. (a)	4,000	393,200
EQT Corp.	15,700	1,016,889
Pioneer Natural Resources Co.	1,800	218,952

		2,120,945

	Number of Shares	Value
Financial — 6.5%
Banks — 0.9%
The Bank of New York Mellon Corp.	19,500	$763,425
Northern Trust Corp.	6,200	422,592
State Street Corp.	35,500	2,385,955

		3,571,972

Diversified Financial — 3.6%
Ameriprise Financial, Inc.	22,200	2,422,686
Citigroup, Inc.	4,800	238,128
Intercontinental Exchange, Inc.	15,650	3,677,593
Morgan Stanley	149,100	4,696,650
TD Ameritrade Holding Corp.	105,500	3,359,120

		14,394,177

Insurance — 0.4%
Aon PLC	500	44,305
Marsh & McLennan Cos., Inc.	26,600	1,389,052

		1,433,357

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp.	69,870	6,147,163

		25,546,669

Industrial — 8.2%
Aerospace & Defense — 1.6%
The Boeing Co.	46,600	6,102,270
Lockheed Martin Corp.	1,600	331,696

		6,433,966

Airlines — 0.8%
United Continental Holdings, Inc. (a)	59,600	3,161,780

Machinery – Diversified — 1.3%
Flowserve Corp.	2,100	86,394
Roper Technologies, Inc.	16,000	2,507,200
Wabtec Corp.	27,100	2,386,155

		4,979,749

Manufacturing — 3.3%
Danaher Corp.	145,760	12,420,210
Textron, Inc.	20,400	767,856

		13,188,066

Transportation — 1.2%
Canadian Pacific Railway Ltd.	8,900	1,277,773
FedEx Corp.	18,000	2,591,640
J.B. Hunt Transport Services, Inc.	10,500	749,700
Kansas City Southern	600	54,528
Union Pacific Corp.	1,900	167,979

		4,841,620

		32,605,181

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 8.1%
Computers — 2.1%
Apple, Inc.	63,740	$7,030,522
Cognizant Technology Solutions Corp. Class A (a)	13,400	838,974
IHS, Inc. Class A (a)	5,400	626,400

		8,495,896

Software — 6.0%
Electronic Arts, Inc. (a)	21,100	1,429,525
Fiserv, Inc. (a)	41,840	3,623,763
Microsoft Corp.	179,200	7,931,392
Red Hat, Inc. (a)	34,648	2,490,498
Salesforce.com, Inc. (a)	89,400	6,207,042
Servicenow, Inc. (a)	27,900	1,937,655

		23,619,875

		32,115,771

TOTAL COMMON STOCK (Cost $280,899,958)		394,300,580

TOTAL EQUITIES (Cost $280,899,958)		394,300,580

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $280,900,959)		394,301,581

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$2,203,557	2,203,557

TOTAL SHORT-TERM INVESTMENTS (Cost $2,203,557)		2,203,557

TOTAL INVESTMENTS — 100.3% (Cost $283,104,516) (c)		396,505,138

Other Assets/(Liabilities) — (0.3)%		(998,123)

NET ASSETS — 100.0%		$395,507,015

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,203,558. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,252,250.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 41.7%
MML Blue Chip Growth Fund, Initial Class (a)	1,198,318	$17,219,828
MML Equity Income Fund, Initial Class (a)	1,340,706	14,305,331
MML Focused Equity Fund, Class II (a)	498,620	5,729,148
MML Foreign Fund, Initial Class (a)	949,862	8,843,218
MML Fundamental Growth Fund, Class II (a)	985,516	11,441,838
MML Fundamental Value Fund, Class II (a)	1,158,187	15,612,362
MML Global Fund, Class I (a)	930,667	10,516,538
MML Income & Growth Fund, Initial Class (a)	993,768	10,504,132
MML International Equity Fund, Class II (a)	1,016,118	8,606,520
MML Large Cap Growth Fund, Initial Class (a)	1,018,518	11,142,583
MML Mid Cap Growth Fund, Initial Class (a)	573,212	8,431,952
MML Mid Cap Value Fund, Initial Class (a)	1,026,661	10,564,342
MML Small Cap Growth Equity Fund, Initial Class (a)	173,366	2,308,364
MML Small Company Value Fund, Class II (a)	345,691	5,026,345
MML Small/Mid Cap Value Fund, Initial Class (a)	199,812	2,227,903
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	41,098	3,032,617
Oppenheimer Global Fund/VA, Non-Service Shares (a)	220,792	7,952,937
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,064,095	29,997,494
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,192,477	6,672,276

		190,135,728

Fixed Income Funds — 58.4%
MML Dynamic Bond Fund, Class II (a)	5,885,168	58,322,018
MML High Yield Fund, Class II (a)	1,869,921	18,044,742
MML Inflation-Protected and Income Fund, Initial Class (a)	1,838,131	18,546,738
MML Managed Bond Fund, Initial Class (a)	8,520,377	107,359,251
MML Short-Duration Bond Fund, Class II (a)	1,737,558	17,201,821

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,595,344	$47,010,368

		266,484,938

TOTAL MUTUAL FUNDS (Cost $480,731,076)		456,620,666

TOTAL LONG-TERM INVESTMENTS (Cost $480,731,076)		456,620,666

TOTAL INVESTMENTS — 100.1% (Cost $480,731,076) (c)		456,620,666

Other Assets/(Liabilities) — (0.1)%		(355,176)

NET ASSETS — 100.0%		$456,265,490

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Basic Materials — 5.0%
Chemicals — 1.3%
E.I. du Pont de Nemours & Co.	93,600	$4,511,520
Potash Corp. of Saskatchewan, Inc.	73,400	1,508,370

		6,019,890

Forest Products & Paper — 1.5%
International Paper Co.	130,400	4,927,816
Rayonier, Inc.	88,800	1,959,816

		6,887,632

Iron & Steel — 0.8%
Nucor Corp.	98,900	3,713,695

Mining — 1.4%
Newmont Mining Corp.	112,200	1,803,054
Vulcan Materials Co.	51,500	4,593,800

		6,396,854

		23,018,071

Communications — 12.2%
Media — 4.1%
Cablevision Systems Corp. Class A	119,200	3,870,424
Comcast Corp. Class A	51,600	2,935,008
The New York Times Co. Class A	83,600	987,316
News Corp. Class A	125,400	1,582,548
Time Warner, Inc.	30,833	2,119,769
Twenty-First Century Fox Class A	41,700	1,125,066
Twenty-First Century Fox, Inc. Class B	65,600	1,775,792
Viacom, Inc. Class B	27,400	1,182,310
The Walt Disney Co.	31,600	3,229,520

		18,807,753

Telecommunications — 8.1%
AT&T, Inc.	223,700	7,288,146
CenturyLink, Inc.	84,205	2,115,229
Cisco Systems, Inc.	176,500	4,633,125
Corning, Inc.	236,900	4,055,728
Harris Corp.	70,900	5,186,335
QUALCOMM, Inc.	88,600	4,760,478
Telefonica SA	181,022	2,194,048
Verizon Communications, Inc.	125,435	5,457,677
Vodafone Group PLC	332,563	1,051,577

		36,742,343

		55,550,096

Consumer, Cyclical — 8.1%
Auto Manufacturers — 1.1%
Ford Motor Co.	167,300	2,270,261
General Motors Co.	94,249	2,829,355

		5,099,616

	Number of Shares	Value
Automotive & Parts — 0.8%
Johnson Controls, Inc.	85,100	$3,519,736

Distribution & Wholesale — 0.7%
Genuine Parts Co.	37,500	3,108,375

Leisure Time — 0.8%
Carnival Corp.	76,000	3,777,200

Lodging — 0.6%
Las Vegas Sands Corp.	70,500	2,676,885

Retail — 3.1%
Coach, Inc.	39,000	1,128,270
Kohl’s Corp.	83,800	3,880,778
Macy’s, Inc.	65,900	3,381,988
Staples, Inc.	277,800	3,258,594
Wal-Mart Stores, Inc.	38,100	2,470,404

		14,120,034

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	217,400	4,578,444

		36,880,290

Consumer, Non-cyclical — 12.1%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	122,500	5,077,625

Beverages — 1.0%
PepsiCo, Inc.	48,300	4,554,690

Commercial Services — 0.3%
Western Union Co.	78,200	1,435,752

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	200,700	652,275

Foods — 1.6%
Campbell Soup Co.	49,000	2,483,320
Kellogg Co.	33,800	2,249,390
McCormick & Co., Inc.	32,300	2,654,414

		7,387,124

Health Care – Products — 2.0%
Becton, Dickinson & Co.	4,200	557,172
Johnson & Johnson	92,500	8,634,875

		9,192,047

Household Products — 0.8%
The Clorox Co.	33,200	3,835,596

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	109,500	6,482,400
GlaxoSmithKline PLC	127,812	2,450,120
Merck & Co., Inc.	130,100	6,425,639
Pfizer, Inc.	248,854	7,816,504

		23,174,663

		55,309,772

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 10.7%
Coal — 0.3%
CONSOL Energy, Inc.	121,400	$1,189,720

Oil & Gas — 9.7%
Anadarko Petroleum Corp.	42,200	2,548,458
Apache Corp.	140,800	5,513,728
BP PLC Sponsored ADR (United Kingdom)	57,600	1,760,256
Canadian Natural Resources Ltd.	139,900	2,721,055
Chevron Corp.	93,800	7,398,944
ConocoPhillips	16,900	810,524
Diamond Offshore Drilling, Inc.	72,400	1,252,520
Exxon Mobil Corp.	111,000	8,252,850
Hess Corp.	103,700	5,191,222
Occidental Petroleum Corp.	53,200	3,519,180
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	112,500	5,331,375

		44,300,112

Pipelines — 0.7%
Columbia Pipeline Group, Inc.	168,500	3,081,865

		48,571,697

Financial — 22.4%
Banks — 11.1%
Bank of America Corp.	579,077	9,022,020
The Bank of New York Mellon Corp.	50,500	1,977,075
Northern Trust Corp.	86,300	5,882,208
PNC Financial Services Group, Inc.	72,100	6,431,320
Royal Bank of Scotland Group PLC (a)	460,170	2,198,943
State Street Corp.	52,800	3,548,688
SunTrust Banks, Inc.	92,600	3,541,024
U.S. Bancorp	202,100	8,288,121
Wells Fargo & Co.	186,300	9,566,505

		50,455,904

Diversified Financial — 4.7%
American Express Co.	76,000	5,633,880
JP Morgan Chase & Co.	244,300	14,894,971
Och-Ziff Capital Management Group LLC	103,100	900,063

		21,428,914

Insurance — 5.2%
The Chubb Corp.	24,700	3,029,455
Loews Corp.	139,700	5,048,758
Marsh & McLennan Cos., Inc.	139,300	7,274,246
MetLife, Inc.	112,900	5,323,235
Sun Life Financial, Inc.	64,100	2,067,866
Willis Group Holdings PLC	23,800	975,086

		23,718,646

Real Estate Investment Trusts (REITS) — 1.4%
Digital Realty Trust, Inc.	42,800	2,795,696

	Number of Shares	Value
Weyerhaeuser Co.	133,542	$3,651,038

		6,446,734

		102,050,198

Industrial — 13.2%
Aerospace & Defense — 1.6%
The Boeing Co.	49,700	6,508,215
United Technologies Corp.	6,100	542,839

		7,051,054

Building Materials — 0.8%
Masco Corp.	65,300	1,644,254
USG Corp. (a)	76,400	2,033,768

		3,678,022

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	100,100	4,421,417

Electronics — 0.4%
Tyco International PLC	54,500	1,823,570

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	11,000	1,066,780

Machinery – Construction & Mining — 0.2%
Joy Global, Inc.	61,400	916,702

Machinery – Diversified — 1.4%
Deere & Co.	48,200	3,566,800
Flowserve Corp.	40,200	1,653,828
Xylem, Inc.	34,300	1,126,755

		6,347,383

Manufacturing — 5.8%
Eaton Corp. PLC	41,884	2,148,649
General Electric Co.	609,600	15,374,112
Honeywell International, Inc.	30,700	2,906,983
Illinois Tool Works, Inc.	72,500	5,967,475

		26,397,219

Packaging & Containers — 0.5%
WestRock Co.	45,094	2,319,636

Transportation — 1.3%
United Parcel Service, Inc. Class B	61,100	6,029,959

		60,051,742

Technology — 5.8%
Computers — 1.8%
Computer Sciences Corp.	26,800	1,644,984
EMC Corp.	94,600	2,285,536
International Business Machines Corp.	28,100	4,073,657

		8,004,177

Semiconductors — 2.5%
Analog Devices, Inc.	62,700	3,536,907
Applied Materials, Inc.	243,600	3,578,484
Texas Instruments, Inc.	90,400	4,476,608

		11,591,999

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.5%
CA, Inc.	52,300	$1,427,790
Microsoft Corp.	125,800	5,567,908

		6,995,698

		26,591,874

Utilities — 6.9%
Electric — 6.0%
The AES Corp.	150,200	1,470,458
Duke Energy Corp.	80,033	5,757,574
Edison International	7,900	498,253
Entergy Corp.	76,200	4,960,620
Exelon Corp.	105,100	3,121,470
FirstEnergy Corp.	151,100	4,730,941
PG&E Corp.	55,000	2,904,000
Xcel Energy, Inc.	113,400	4,015,494

		27,458,810

Gas — 0.9%
NiSource, Inc.	215,700	4,001,235

		31,460,045

TOTAL COMMON STOCK (Cost $371,402,190)		439,483,785

TOTAL EQUITIES (Cost $371,402,190)		439,483,785

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,146	1,146

TOTAL MUTUAL FUNDS (Cost $1,146)		1,146

TOTAL LONG-TERM INVESTMENTS (Cost $371,403,336)		439,484,931

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$9,304,643	9,304,643

TOTAL SHORT-TERM INVESTMENTS (Cost $9,304,643)		9,304,643

TOTAL INVESTMENTS — 98.4%
(Cost $380,707,979) (c)		448,789,574

Other Assets/(Liabilities) — 1.6%		7,068,674

NET ASSETS — 100.0%		$455,858,248

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,304,646. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $9,494,100.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.5%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,621	$589,547
Airgas, Inc.	1,597	142,660
CF Industries Holdings, Inc.	5,537	248,611
The Dow Chemical Co.	27,653	1,172,487
E.I. du Pont de Nemours & Co.	21,642	1,043,144
Eastman Chemical Co.	3,541	229,174
Ecolab, Inc.	6,348	696,503
FMC Corp.	3,191	108,207
International Flavors & Fragrances, Inc.	1,940	200,324
LyondellBasell Industries NV Class A	8,900	741,904
Monsanto Co.	11,174	953,589
The Mosaic Co.	8,053	250,529
PPG Industries, Inc.	6,492	569,283
Praxair, Inc.	6,844	697,130
The Sherwin-Williams Co.	1,893	421,723
Sigma-Aldrich Corp.	2,839	394,394

		8,459,209

Forest Products & Paper — 0.1%
International Paper Co.	9,969	376,728

Iron & Steel — 0.1%
Nucor Corp.	7,621	286,169

Mining — 0.2%
Alcoa, Inc.	31,216	301,547
Freeport-McMoRan, Inc.	27,156	263,142
Newmont Mining Corp.	12,629	202,948
Vulcan Materials Co.	3,162	282,050

		1,049,687

		10,171,793

Communications — 13.2%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	9,748	186,479
Nielsen Holdings PLC	8,767	389,869
Omnicom Group, Inc.	5,770	380,243

		956,591

Internet — 5.8%
Akamai Technologies, Inc. (a)	4,296	296,682
Alphabet, Inc. Class A (a)	6,924	4,420,074
Alphabet, Inc. Class C (a)	7,065	4,298,487
Amazon.com, Inc. (a)	9,160	4,688,912
eBay, Inc. (a)	26,763	654,088
Equinix, Inc.	1,352	369,637
Expedia, Inc.	2,372	279,137

	Number of Shares	Value
F5 Networks, Inc. (a)	1,695	$196,281
Facebook, Inc. Class A (a)	53,971	4,851,993
Netflix, Inc. (a)	10,174	1,050,567
The Priceline Group, Inc. (a)	1,211	1,497,837
Symantec Corp.	16,339	318,120
TripAdvisor, Inc. (a)	2,725	171,730
VeriSign, Inc. (a)	2,384	168,215
Yahoo!, Inc. (a)	20,667	597,483

		23,859,243

Media — 3.2%
Cablevision Systems Corp. Class A	5,385	174,851
CBS Corp. Class B	10,612	423,419
Comcast Corp. Class A	50,507	2,872,838
Comcast Corp. Special Class A	8,788	503,025
Discovery Communications, Inc. Series A (a)	3,603	93,786
Discovery Communications, Inc. Series C (a)	6,134	148,995
The McGraw Hill Financial, Inc.	6,501	562,336
News Corp. Class A	9,094	114,766
News Corp. Class B	2,568	32,922
Scripps Networks Interactive Class A	2,281	112,202
TEGNA, Inc.	5,453	122,093
Time Warner Cable, Inc.	6,759	1,212,362
Time Warner, Inc.	19,478	1,339,112
Twenty-First Century Fox Class A	29,161	786,764
Twenty-First Century Fox, Inc. Class B	10,298	278,767
Viacom, Inc. Class B	8,297	358,016
The Walt Disney Co.	37,088	3,790,394

		12,926,648

Telecommunications — 4.0%
AT&T, Inc.	146,935	4,787,142
CenturyLink, Inc.	13,478	338,568
Cisco Systems, Inc.	121,465	3,188,456
Corning, Inc.	29,280	501,274
Frontier Communications Corp.	27,494	130,597
Harris Corp.	2,948	215,646
Juniper Networks, Inc.	8,469	217,738
Level 3 Communications, Inc. (a)	6,884	300,762
Motorola Solutions, Inc.	3,861	264,015
QUALCOMM, Inc.	37,525	2,016,218
Verizon Communications, Inc.	97,130	4,226,126

		16,186,542

		53,929,024

Consumer, Cyclical — 10.6%
Airlines — 0.5%
American Airlines Group, Inc.	16,054	623,377
Delta Air Lines, Inc.	19,022	853,517
Southwest Airlines Co.	15,701	597,266

		2,074,160

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.9%
Hanesbrands, Inc.	9,652	$279,329
Michael Kors Holdings Ltd. (a)	4,616	194,980
Nike, Inc. Class B	16,181	1,989,778
Ralph Lauren Corp.	1,429	168,851
Under Armour, Inc. Class A (a)	4,294	415,573
VF Corp.	8,136	554,956

		3,603,467

Auto Manufacturers — 0.7%
Ford Motor Co.	93,056	1,262,770
General Motors Co.	34,414	1,033,108
Paccar, Inc.	8,451	440,889

		2,736,767

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,374	223,505
Delphi Automotive PLC	6,780	515,551
The Goodyear Tire & Rubber Co.	6,447	189,090
Johnson Controls, Inc.	15,688	648,856

		1,577,002

Distribution & Wholesale — 0.2%
Fastenal Co.	6,937	253,964
Fossil Group, Inc. (a)	967	54,036
Genuine Parts Co.	3,601	298,487
W.W. Grainger, Inc.	1,452	312,194

		918,681

Home Builders — 0.1%
D.R. Horton, Inc.	7,773	228,215
Lennar Corp. Class A	4,141	199,306
PulteGroup, Inc.	7,674	144,809

		572,330

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,722	165,295
Whirlpool Corp.	1,886	277,732

		443,027

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,424	255,097

Leisure Time — 0.3%
Carnival Corp.	11,047	549,036
Harley-Davidson, Inc.	4,951	271,810
Royal Caribbean Cruises Ltd.	4,096	364,912

		1,185,758

Lodging — 0.2%
Marriott International, Inc. Class A	4,757	324,427
Starwood Hotels & Resorts Worldwide, Inc.	4,097	272,369
Wyndham Worldwide Corp.	2,817	202,542
Wynn Resorts Ltd.	1,934	102,734

		902,072

	Number of Shares	Value
Retail — 6.9%
Advance Auto Parts, Inc.	1,744	$330,540
AutoNation, Inc. (a)	1,872	108,913
AutoZone, Inc. (a)	738	534,187
Bed Bath & Beyond, Inc. (a)	4,059	231,444
Best Buy Co., Inc.	7,329	272,052
CarMax, Inc. (a)	4,954	293,871
Chipotle Mexican Grill, Inc. (a)	747	538,027
Coach, Inc.	6,661	192,703
Costco Wholesale Corp.	10,500	1,517,985
CVS Health Corp.	26,620	2,568,298
Darden Restaurants, Inc.	2,720	186,429
Dollar General Corp.	7,062	511,571
Dollar Tree, Inc. (a)	5,608	373,829
GameStop Corp. Class A	2,559	105,456
The Gap, Inc.	5,695	162,307
The Home Depot, Inc.	30,675	3,542,656
Kohl’s Corp.	4,686	217,009
L Brands, Inc.	6,136	553,038
Lowe’s Cos., Inc.	22,102	1,523,270
Macy’s, Inc.	7,886	404,709
McDonald’s Corp.	22,488	2,215,743
Nordstrom, Inc.	3,328	238,651
O’Reilly Automotive, Inc. (a)	2,375	593,750
PVH Corp.	1,988	202,657
Ross Stores, Inc.	9,843	477,090
Signet Jewelers Ltd.	1,909	259,872
Staples, Inc.	15,451	181,240
Starbucks Corp.	35,440	2,014,410
Target Corp.	15,016	1,181,159
Tiffany & Co.	2,651	204,710
The TJX Cos., Inc.	16,095	1,149,505
Tractor Supply Co.	3,265	275,305
Urban Outfitters, Inc. (a)	2,267	66,604
Wal-Mart Stores, Inc.	37,695	2,444,144
Walgreens Boots Alliance, Inc.	20,843	1,732,053
Yum! Brands, Inc.	10,314	824,604

		28,229,791

Textiles — 0.1%
Cintas Corp.	2,132	182,819
Mohawk Industries, Inc. (a)	1,516	275,594

		458,413

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,666	192,325
Mattel, Inc.	8,140	171,429

		363,754

		43,320,319

Consumer, Non-cyclical — 24.5%
Agriculture — 1.7%
Altria Group, Inc.	46,853	2,548,803
Archer-Daniels-Midland Co.	14,547	602,973

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	37,007	$2,935,766
Reynolds American, Inc.	19,786	875,926

		6,963,468

Beverages — 2.3%
Brown-Forman Corp. Class B	2,536	245,738
The Coca-Cola Co.	93,491	3,750,859
Coca-Cola Enterprises, Inc.	5,048	244,071
Constellation Brands, Inc. Class A	4,108	514,363
Dr. Pepper Snapple Group, Inc.	4,570	361,258
Keurig Green Mountain, Inc.	2,870	149,642
Molson Coors Brewing Co. Class B	3,778	313,650
Monster Beverage Corp. (a)	3,631	490,693
PepsiCo, Inc.	35,086	3,308,610

		9,378,884

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	5,399	844,350
Amgen, Inc.	18,107	2,504,560
Biogen, Inc. (a)	5,613	1,637,929
Celgene Corp. (a)	18,895	2,043,872
Gilead Sciences, Inc.	35,074	3,443,916
Regeneron Pharmaceuticals, Inc. (a)	1,846	858,648
Vertex Pharmaceuticals, Inc. (a)	5,847	608,907

		11,942,182

Commercial Services — 2.6%
The ADT Corp.	3,989	119,271
Alliance Data Systems Corp. (a)	1,468	380,183
Automatic Data Processing, Inc.	11,128	894,246
Equifax, Inc.	2,824	274,436
H&R Block, Inc.	6,653	240,839
MasterCard, Inc. Class A	23,839	2,148,371
McKesson Corp.	5,552	1,027,286
Moody’s Corp.	4,160	408,512
Paychex, Inc.	7,676	365,608
PayPal Holdings, Inc. (a)	26,497	822,467
Quanta Services, Inc. (a)	4,868	117,854
Robert Half International, Inc.	3,173	162,331
Total System Services, Inc.	4,045	183,764
United Rentals, Inc. (a)	2,308	138,595
Visa, Inc. Class A	46,610	3,246,853
Western Union Co.	12,086	221,899

		10,752,515

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	21,489	1,363,692
The Estee Lauder Cos., Inc. Class A	5,403	435,914
The Procter & Gamble Co.	64,788	4,660,849

		6,460,455

Foods — 1.8%
Campbell Soup Co.	4,303	218,076
ConAgra Foods, Inc.	10,271	416,078
General Mills, Inc.	14,309	803,164

	Number of Shares	Value
The Hershey Co.	3,493	$320,937
Hormel Foods Corp.	3,209	203,162
The J.M. Smucker Co.	2,459	280,547
Kellogg Co.	6,100	405,955
The Kraft Heinz Co.	14,225	1,004,001
The Kroger Co.	23,202	836,896
McCormick & Co., Inc.	2,774	227,967
Mondelez International, Inc. Class A	38,489	1,611,535
Sysco Corp.	13,220	515,183
Tyson Foods, Inc. Class A	7,269	313,294
Whole Foods Market, Inc.	8,612	272,570

		7,429,365

Health Care – Products — 3.2%
Baxter International, Inc.	13,053	428,791
Becton, Dickinson & Co.	5,026	666,749
Boston Scientific Corp. (a)	32,043	525,826
C.R. Bard, Inc.	1,773	330,328
Edwards Lifesciences Corp. (a)	2,574	365,946
Henry Schein, Inc. (a)	1,982	263,051
Intuitive Surgical, Inc. (a)	885	406,728
Johnson & Johnson	66,154	6,175,476
Medtronic PLC	33,779	2,261,166
St. Jude Medical, Inc.	6,728	424,469
Stryker Corp.	7,555	710,925
Varian Medical Systems, Inc. (a)	2,329	171,834
Zimmer Biomet Holdings, Inc.	4,083	383,516

		13,114,805

Health Care – Services — 2.2%
Aetna, Inc.	8,336	912,042
Anthem, Inc.	6,250	875,000
Cigna Corp.	6,151	830,508
DaVita HealthCare Partners, Inc. (a)	4,056	293,370
HCA Holdings, Inc. (a)	7,637	590,798
Humana, Inc.	3,539	633,481
Laboratory Corporation of America Holdings (a)	2,389	259,135
Quest Diagnostics, Inc.	3,461	212,748
Tenet Healthcare Corp. (a)	2,326	85,876
Thermo Fisher Scientific, Inc.	9,534	1,165,817
UnitedHealth Group, Inc.	22,775	2,642,128
Universal Health Services, Inc. Class B	2,192	273,584

		8,774,487

Household Products — 0.4%
Avery Dennison Corp.	2,190	123,888
The Clorox Co.	3,070	354,677
Kimberly-Clark Corp.	8,711	949,848

		1,428,413

Pharmaceuticals — 5.8%
Abbott Laboratories	35,653	1,433,964
AbbVie, Inc.	39,540	2,151,371
Allergan PLC (a)	9,402	2,555,558

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	4,908	$466,211
Baxalta, Inc.	12,915	406,952
Bristol-Myers Squibb Co.	39,843	2,358,706
Cardinal Health, Inc.	7,822	600,886
DENTSPLY International, Inc.	3,342	169,005
Eli Lilly & Co.	23,281	1,948,387
Endo International PLC (a)	4,972	344,460
Express Scripts Holding Co. (a)	16,166	1,308,799
Mallinckrodt PLC (a)	2,811	179,735
Mead Johnson Nutrition Co.	4,813	338,835
Merck & Co., Inc.	67,242	3,321,082
Mylan NV (a)	9,871	397,406
Patterson Cos., Inc.	2,026	87,625
Perrigo Co. PLC	3,485	548,086
Pfizer, Inc.	147,324	4,627,447
Zoetis, Inc.	10,963	451,456

		23,695,971

		99,940,545

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	8,071	163,518

Energy — 6.9%
Coal — 0.0%
CONSOL Energy, Inc.	5,456	53,469

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,828	78,147

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	12,145	733,436
Apache Corp.	9,064	354,946
Cabot Oil & Gas Corp.	9,942	217,332
Chesapeake Energy Corp.	12,218	89,558
Chevron Corp.	44,959	3,546,366
Cimarex Energy Co.	2,241	229,658
ConocoPhillips	29,479	1,413,813
Devon Energy Corp.	9,166	339,967
Diamond Offshore Drilling, Inc.	1,495	25,863
Ensco PLC Class A	5,621	79,144
EOG Resources, Inc.	13,126	955,573
EQT Corp.	3,611	233,884
Exxon Mobil Corp.	99,606	7,405,706
Helmerich & Payne, Inc.	2,610	123,349
Hess Corp.	5,793	289,998
Marathon Oil Corp.	16,058	247,293
Marathon Petroleum Corp.	12,760	591,171
Murphy Oil Corp.	3,883	93,969
Newfield Exploration Co. (a)	3,954	130,087
Noble Energy, Inc.	10,202	307,896
Occidental Petroleum Corp.	18,227	1,205,716
Phillips 66	11,443	879,280
Pioneer Natural Resources Co.	3,575	434,863
Range Resources Corp.	4,088	131,307
Southwestern Energy Co. (a)	9,054	114,895

	Number of Shares	Value
Tesoro Corp.	2,964	$288,219
Valero Energy Corp.	11,877	713,808

		21,177,097

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	10,371	539,707
Cameron International Corp. (a)	4,551	279,067
FMC Technologies, Inc. (a)	5,450	168,950
Halliburton Co.	20,456	723,119
National Oilwell Varco, Inc.	9,155	344,686
Schlumberger Ltd.	30,211	2,083,653
Transocean Ltd.	8,277	106,939

		4,246,121

Pipelines — 0.6%
Columbia Pipeline Group, Inc.	7,615	139,278
Kinder Morgan, Inc.	42,966	1,189,299
ONEOK, Inc.	4,936	158,939
Spectra Energy Corp.	15,987	419,979
The Williams Cos., Inc.	16,299	600,618

		2,508,113

		28,062,947

Financial — 16.0%
Banks — 4.5%
Bank of America Corp.	249,987	3,894,797
The Bank of New York Mellon Corp.	26,402	1,033,638
BB&T Corp.	18,657	664,189
Capital One Financial Corp.	12,956	939,569
Comerica, Inc.	4,286	176,155
Fifth Third Bancorp	19,230	363,639
Huntington Bancshares, Inc.	19,156	203,054
KeyCorp	19,959	259,667
M&T Bank Corp.	3,182	388,045
Northern Trust Corp.	5,477	373,312
PNC Financial Services Group, Inc.	12,266	1,094,127
Regions Financial Corp.	31,596	284,680
State Street Corp.	9,732	654,088
SunTrust Banks, Inc.	12,377	473,297
U.S. Bancorp	39,524	1,620,879
Wells Fargo & Co.	111,556	5,728,401
Zions Bancorp	4,952	136,378

		18,287,915

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a)	1,298	221,945
American Express Co.	20,330	1,507,063
Ameriprise Financial, Inc.	4,249	463,693
BlackRock, Inc.	3,055	908,771
The Charles Schwab Corp.	28,559	815,645
Citigroup, Inc.	71,888	3,566,364
CME Group, Inc.	8,066	748,041
Discover Financial Services	10,399	540,644
E*TRADE Financial Corp. (a)	6,886	181,308

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	9,186	$342,270
The Goldman Sachs Group, Inc.	9,611	1,670,007
Intercontinental Exchange, Inc.	2,638	619,904
Invesco Ltd.	10,238	319,733
JP Morgan Chase & Co.	88,326	5,385,236
Legg Mason, Inc.	2,610	108,602
Morgan Stanley	36,355	1,145,183
The Nasdaq, Inc.	2,825	150,657
Navient Corp.	8,856	99,541
T. Rowe Price Group, Inc.	6,097	423,742

		19,218,349

Insurance — 4.1%
ACE Ltd.	7,748	801,143
Aflac, Inc.	10,270	596,995
The Allstate Corp.	9,563	556,949
American International Group, Inc.	30,901	1,755,795
Aon PLC	6,709	594,484
Assurant, Inc.	1,575	124,441
Berkshire Hathaway, Inc. Class B (a)	44,751	5,835,530
The Chubb Corp.	5,430	665,990
Cincinnati Financial Corp.	3,504	188,515
Genworth Financial, Inc. Class A (a)	12,309	56,868
The Hartford Financial Services Group, Inc.	9,899	453,176
Lincoln National Corp.	6,009	285,187
Loews Corp.	6,842	247,270
Marsh & McLennan Cos., Inc.	12,652	660,687
MetLife, Inc.	26,665	1,257,255
Principal Financial Group, Inc.	6,551	310,124
The Progressive Corp.	13,984	428,470
Prudential Financial, Inc.	10,765	820,401
Torchmark Corp.	2,775	156,510
The Travelers Cos., Inc.	7,434	739,906
Unum Group	5,972	191,582
XL Group PLC	7,230	262,594

		16,989,872

Real Estate — 0.1%
CBRE Group, Inc. (a)	6,912	221,184

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp.	10,084	887,190
Apartment Investment & Management Co. Class A	3,749	138,788
AvalonBay Communities, Inc.	3,181	556,102
Boston Properties, Inc.	3,683	436,067
Crown Castle International Corp.	7,975	628,988
Equity Residential	8,705	653,920
Essex Property Trust, Inc.	1,566	349,876
General Growth Properties, Inc.	13,974	362,905
HCP, Inc.	11,090	413,103
Host Hotels & Resorts, Inc.	18,045	285,292
Iron Mountain, Inc.	4,622	143,374

	Number of Shares	Value
Kimco Realty Corp.	9,915	$242,223
The Macerich Co.	3,215	246,976
Plum Creek Timber Co., Inc.	4,202	166,021
Prologis, Inc.	12,534	487,573
Public Storage	3,513	743,456
Realty Income Corp.	5,590	264,910
Simon Property Group, Inc.	7,393	1,358,242
SL Green Realty Corp.	2,362	255,474
Ventas, Inc.	7,905	443,154
Vornado Realty Trust	4,237	383,110
Welltower, Inc.	8,389	568,103
Weyerhaeuser Co.	12,203	333,630

		10,348,477

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	11,583	117,799
People’s United Financial, Inc.	7,247	113,995

		231,794

		65,297,591

Industrial — 9.5%
Aerospace & Defense — 2.0%
The Boeing Co.	15,247	1,996,595
General Dynamics Corp.	7,243	999,172
L-3 Communications Holdings, Inc.	1,919	200,574
Lockheed Martin Corp.	6,376	1,321,809
Northrop Grumman Corp.	4,472	742,128
Raytheon Co.	7,248	791,916
Rockwell Collins, Inc.	3,138	256,814
United Technologies Corp.	19,811	1,762,981

		8,071,989

Airlines — 0.1%
United Continental Holdings, Inc. (a)	9,027	478,882

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,606	244,032
Masco Corp.	8,173	205,796

		449,828

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,756	301,154
Emerson Electric Co.	15,705	693,690

		994,844

Electronics — 0.5%
Agilent Technologies, Inc.	7,846	269,353
Allegion PLC	2,268	130,773
Amphenol Corp. Class A	7,358	374,964
FLIR Systems, Inc.	3,300	92,367
Garmin Ltd.	2,815	101,002
PerkinElmer, Inc.	2,726	125,287
TE Connectivity Ltd.	9,608	575,423
Tyco International PLC	10,114	338,414
Waters Corp. (a)	1,950	230,510

		2,238,093

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	3,432	$145,345
Jacobs Engineering Group, Inc. (a)	2,961	110,830

		256,175

Environmental Controls — 0.3%
Republic Services, Inc.	5,762	237,394
Stericycle, Inc. (a)	2,043	284,610
Waste Management, Inc.	10,101	503,131

		1,025,135

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,385	209,052
Stanley Black & Decker, Inc.	3,650	353,977

		563,029

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	14,369	939,158
Ingersoll-Rand PLC	6,345	322,136
Joy Global, Inc.	2,356	35,175

		1,296,469

Machinery – Diversified — 0.5%
Cummins, Inc.	3,964	430,411
Deere & Co.	7,450	551,300
Flowserve Corp.	3,209	132,018
Rockwell Automation, Inc.	3,200	324,704
Roper Technologies, Inc.	2,410	377,647
Xylem, Inc.	4,284	140,730

		1,956,810

Manufacturing — 3.3%
3M Co.	14,924	2,115,775
Danaher Corp.	14,202	1,210,152
Dover Corp.	3,716	212,481
Eaton Corp. PLC	11,200	574,560
General Electric Co.	241,158	6,082,005
Honeywell International, Inc.	18,673	1,768,146
Illinois Tool Works, Inc.	7,877	648,356
Leggett & Platt, Inc.	3,276	135,135
Parker Hannifin Corp.	3,332	324,204
Pentair PLC	4,346	221,820
Textron, Inc.	6,633	249,666

		13,542,300

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,292	756,205

Packaging & Containers — 0.2%
Ball Corp.	3,270	203,394
Owens-Illinois, Inc. (a)	3,777	78,260
Sealed Air Corp.	4,941	231,634
WestRock Co.	6,298	323,969

		837,257

Transportation — 1.6%
American ExpressNorfolk Southern Corp.	7,195	549,698

	Number of Shares	Value
C.H. Robinson Worldwide, Inc.	3,385	$229,435
CSX Corp.	23,543	633,307
Expeditors International of Washington, Inc.	4,555	214,313
FedEx Corp.	6,269	902,611
J.B. Hunt Transport Services, Inc.	2,192	156,509
Kansas City Southern	2,623	238,378
Ryder System, Inc.	1,246	92,254
Union Pacific Corp.	20,728	1,832,562
United Parcel Service, Inc. Class B	16,683	1,646,445

		6,495,512

		38,962,528

Technology — 12.6%
Computers — 5.9%
Accenture PLC Class A	14,935	1,467,513
Apple, Inc.	136,213	15,024,294
Cognizant Technology Solutions Corp. Class A (a)	14,532	909,849
Computer Sciences Corp.	3,308	203,045
EMC Corp.	45,971	1,110,660
Hewlett-Packard Co.	43,230	1,107,120
International Business Machines Corp.	21,526	3,120,624
NetApp, Inc.	7,170	212,232
SanDisk Corp.	4,849	263,446
Seagate Technology PLC	7,214	323,187
Teradata Corp. (a)	3,309	95,829
Western Digital Corp.	5,503	437,158

		24,274,957

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,911	97,483
Xerox Corp.	23,995	233,472

		330,955

Semiconductors — 2.4%
Altera Corp.	7,209	361,027
Analog Devices, Inc.	7,489	422,454
Applied Materials, Inc.	28,656	420,957
Avago Technologies Ltd.	6,201	775,187
Broadcom Corp. Class A	13,349	686,539
Intel Corp.	113,537	3,422,005
KLA-Tencor Corp.	3,748	187,400
Lam Research Corp.	3,781	247,013
Linear Technology Corp.	5,684	229,349
Microchip Technology, Inc.	5,035	216,958
Micron Technology, Inc. (a)	25,852	387,263
NVIDIA Corp.	12,330	303,935
Qorvo, Inc. (a)	3,555	160,153
Skyworks Solutions, Inc.	4,568	384,671
Texas Instruments, Inc.	24,499	1,213,190
Xilinx, Inc.	6,217	263,601

		9,681,702

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 4.2%
Activision Blizzard, Inc.	11,943	$368,919
Adobe Systems, Inc. (a)	11,882	976,938
Autodesk, Inc. (a)	5,420	239,239
CA, Inc.	7,436	203,003
Cerner Corp. (a)	7,337	439,926
Citrix Systems, Inc. (a)	3,867	267,906
The Dun & Bradstreet Corp.	847	88,935
Electronic Arts, Inc. (a)	7,451	504,805
Fidelity National Information Services, Inc.	6,712	450,241
Fiserv, Inc. (a)	5,610	485,882
Intuit, Inc.	6,622	587,702
Microsoft Corp.	191,033	8,455,121
Oracle Corp.	77,674	2,805,585
Red Hat, Inc. (a)	4,393	315,769
Salesforce.com, Inc. (a)	14,817	1,028,744

		17,218,715

		51,506,329

Utilities — 3.1%
Electric — 2.9%
The AES Corp.	16,331	159,880
Ameren Corp.	5,851	247,322
American Electric Power Co., Inc.	11,737	667,366
CenterPoint Energy, Inc.	10,414	187,869
CMS Energy Corp.	6,604	233,253
Consolidated Edison, Inc.	6,970	465,945
Dominion Resources, Inc.	14,188	998,551
DTE Energy Co.	4,273	343,421
Duke Energy Corp.	16,436	1,182,406
Edison International	7,777	490,495
Entergy Corp.	4,282	278,758
Eversource Energy	7,554	382,383
Exelon Corp.	20,652	613,364
FirstEnergy Corp.	10,120	316,857
NextEra Energy, Inc.	10,992	1,072,270
NRG Energy, Inc.	7,852	116,602
Pepco Holdings, Inc.	6,057	146,701
PG&E Corp.	11,671	616,229
Pinnacle West Capital Corp.	2,618	167,919
PPL Corp.	16,000	526,240
Public Service Enterprise Group, Inc.	12,058	508,365
SCANA Corp.	3,400	191,284
The Southern Co.	21,674	968,828
TECO Energy, Inc.	5,672	148,947
WEC Energy Group, Inc.	7,547	394,104
Xcel Energy, Inc.	12,173	431,046

		11,856,405

Gas — 0.2%
AGL Resources, Inc.	2,834	172,988
NiSource, Inc.	7,615	141,258

	Number of Shares	Value
Sempra Energy	5,621	$543,663

		857,909

		12,714,314

TOTAL COMMON STOCK (Cost $240,694,389)		404,068,908

TOTAL EQUITIES (Cost $240,694,389)		404,068,908

TOTAL LONG-TERM INVESTMENTS (Cost $240,694,389)		404,068,908

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$3,291,749	3,291,749

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	4,048	4,048

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/08/15	605,000	604,995

TOTAL SHORT-TERM INVESTMENTS (Cost $3,900,792)		3,900,792

TOTAL INVESTMENTS — 99.9%
(Cost $244,595,181) (d)		407,969,700

Other Assets/(Liabilities) — 0.1%		479,439

NET ASSETS — 100.0%		$408,449,139

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,291,750. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $3,361,050.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.5%

COMMON STOCK — 92.5%
Basic Materials — 2.1%
Mining — 2.1%
Glencore PLC ADR (Switzerland)	1,109,100	$3,061,116

Communications — 5.5%
Internet — 2.0%
Amazon.com, Inc. (a)	5,600	2,866,584

Media — 3.5%
Tribune Media Co.	145,000	5,162,000

		8,028,584

Consumer, Cyclical — 13.4%
Auto Manufacturers — 6.6%
General Motors Co.	320,000	9,606,400

Retail — 6.8%
CarMax, Inc. (a)	63,700	3,778,684
Tiffany & Co.	80,500	6,216,210

		9,994,894

		19,601,294

Energy — 7.2%
Oil & Gas — 4.0%
Anadarko Petroleum Corp.	98,000	5,918,220

Oil & Gas Services — 3.2%
Halliburton Co.	44,000	1,555,400
NOW, Inc. (a)	210,519	3,115,681

		4,671,081

		10,589,301

Financial — 36.9%
Banks — 7.0%
Wells Fargo & Co.	201,000	10,321,350

Diversified Financial — 12.6%
BlackRock, Inc.	23,800	7,079,786
Franklin Resources, Inc.	90,000	3,353,400
JP Morgan Chase & Co.	131,000	7,987,070

		18,420,256

Insurance — 12.9%
American International Group, Inc.	190,000	10,795,800
Aon PLC	91,500	8,107,816

		18,903,616

Real Estate — 4.4%
CBRE Group, Inc. (a)	200,500	6,416,000

		54,061,222

Industrial — 8.2%
Machinery – Construction & Mining — 4.0%
Caterpillar, Inc.	90,500	5,915,080

Machinery – Diversified — 4.2%
Cummins, Inc.	55,900	6,069,622

		11,984,702

	Number of Shares	Value
Technology — 19.2%
Computers — 2.5%
Apple, Inc.	33,000	$3,639,900

Semiconductors — 10.9%
Applied Materials, Inc.	363,670	5,342,312
Intel Corp.	350,000	10,549,000

		15,891,312

Software — 5.8%
Microsoft Corp.	193,000	8,542,180

		28,073,392

TOTAL COMMON STOCK (Cost $133,459,840)		135,399,611

TOTAL EQUITIES (Cost $133,459,840)		135,399,611

TOTAL LONG-TERM INVESTMENTS (Cost $133,459,840)		135,399,611

	Principal Amount
SHORT-TERM INVESTMENTS — 9.8%
Repurchase Agreement — 9.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$14,292,484	14,292,484

TOTAL SHORT-TERM INVESTMENTS (Cost $14,292,484)		14,292,484

TOTAL INVESTMENTS — 102.3% (Cost $147,752,324) (c)		149,692,095

Other Assets/(Liabilities) — (2.3)%		(3,420,343)

NET ASSETS — 100.0%		$146,271,752

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,292,488. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $14,580,119.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.7%

COMMON STOCK — 94.7%
Bermuda — 0.7%
Kunlun Energy Co. Ltd	1,700,000	$1,221,131
Noble Group Ltd. (a)	4,670,400	1,366,200

		2,587,331

Brazil — 0.8%
Embraer SA Sponsored ADR (Brazil)	84,639	2,165,066
Petroleo Brasileiro SA Sponsored ADR (Brazil) (b)	164,712	606,140

		2,771,206

Cayman Islands — 2.1%
Cheung Kong Property Holdings Ltd.	367,254	2,691,549
CK Hutchison Holdings Ltd.	367,254	4,801,772

		7,493,321

China — 3.9%
China Life Insurance Co. Ltd.	1,251,000	4,366,732
China Telecom Corp. Ltd. Class H	9,617,643	4,635,124
CRRC Corp. Ltd. (b)	1,616,100	2,072,303
Sinopharm Group Co. Ltd. Class H	568,800	2,004,444
Weichai Power Co. Ltd. Class H	1,090,000	1,020,743

		14,099,346

France — 12.2%
AXA SA	234,467	5,692,191
BNP Paribas	128,360	7,558,572
Cie Generale des Etablissements Michelin Class B	56,000	5,110,105
Compagnie de Saint-Gobain	96,920	4,210,172
Credit Agricole SA	223,230	2,561,341
Sanofi	93,118	8,870,946
Technip SA	49,930	2,359,007
Total SA	112,762	5,083,884
Vivendi SA	77,292	1,829,884

		43,276,102

Germany — 11.5%
Bayer AG	55,480	7,090,801
Deutsche Boerse AG	45,950	3,955,594
Deutsche Lufthansa AG (b)	128,000	1,776,776
Deutsche Post AG	66,911	1,851,867
HeidelbergCement AG	72,710	4,978,725
Infineon Technologies AG	308,437	3,466,243
Lanxess AG	36,220	1,692,193
Merck KGaA	58,070	5,140,976
Metro AG	83,660	2,307,905
MorphoSys AG (b)	20,350	1,356,083
Muenchener Rueckversicherungs AG	10,850	2,021,306
SAP AG Sponsored ADR (Germany)	20,068	1,300,206
Siemens AG	43,856	3,918,237

		40,856,912

	Number of Shares	Value
Hong Kong — 1.8%
AIA Group Ltd.	485,200	$2,526,215
China Mobile Ltd.	342,000	4,068,464

		6,594,679

Ireland — 1.6%
CRH PLC	215,342	5,696,560

Israel — 1.9%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	118,139	6,670,128

Italy — 3.0%
ENI SpA	276,870	4,356,369
Intesa Sanpaolo SpA	616,558	2,177,374
UniCredit SpA	647,756	4,036,993

		10,570,736

Japan — 7.3%
ITOCHU Corp. (a)	235,300	2,495,779
Konica Minolta Holdings, Inc.	344,300	3,634,488
Nissan Motor Co. Ltd. (a)	593,270	5,464,888
SoftBank Group Corp.	69,200	3,183,920
Suntory Beverage & Food Ltd.	112,800	4,340,926
Toshiba Corp. (a) (b)	667,000	1,684,389
Toyota Motor Corp. Sponsored ADR (Japan)	45,239	5,305,630

		26,110,020

Luxembourg — 0.5%
Subsea 7 SA (a) (b)	231,820	1,743,975

Netherlands — 6.6%
Akzo Nobel NV	82,060	5,334,775
ING Groep NV	464,630	6,595,742
Koninklijke Philips Electronics NV	97,720	2,304,214
NN Group NV	63,590	1,824,143
QIAGEN NV (b)	69,390	1,789,763
SBM Offshore NV (a) (b)	167,468	2,120,348
TNT Express NV	461,170	3,513,539

		23,482,524

Norway — 1.8%
StatoilHydro ASA	90,840	1,325,078
Telenor ASA	268,156	5,016,178

		6,341,256

Portugal — 0.7%
Galp Energia SGPS SA	242,320	2,390,545

Republic of Korea — 5.0%
Hana Financial Group, Inc.	79,353	1,772,857
Hyundai Mobis	16,941	3,291,144
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,916	2,378,121
POSCO ADR (Republic of Korea)	76,271	2,671,010

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Electronics Co., Ltd.	8,124	$7,812,824

		17,925,956

Russia — 0.6%
MMC Norilsk Nickel PJSC ADR (Russia)	145,469	2,090,430

Singapore — 2.5%
DBS Group Holdings, Ltd.	385,379	4,402,992
Singapore Telecommunications Ltd.	1,468,000	3,723,878
Singapore Telecommunications Ltd.	340,700	854,979

		8,981,849

Spain — 1.7%
Repsol YPF SA	81,144	945,547
Telefonica SA Sponsored ADR (Spain) (a)	419,792	5,054,296

		5,999,843

Sweden — 1.2%
Getinge AB Class B	128,140	2,861,507
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	133,854	1,309,092

		4,170,599

Switzerland — 6.4%
Credit Suisse Group	229,021	5,509,717
Novartis AG	39,920	3,677,221
Roche Holding AG	33,660	8,898,156
Swiss Re AG	53,250	4,577,335

		22,662,429

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	416,275	1,661,148

Thailand — 0.7%
Bangkok Bank PCL	565,500	2,482,269

United Kingdom — 19.7%
Aviva PLC	691,025	4,737,020
BAE Systems PLC	585,150	3,972,715
Barclays PLC	1,139,640	4,213,309
BP PLC	861,244	4,365,365
GlaxoSmithKline PLC	355,714	6,818,936
Glencore PLC	922,750	1,285,852
HSBC Holdings PLC	781,600	5,844,413
Kingfisher PLC	1,039,414	5,652,101
Lloyds Banking Group PLC	3,390,640	3,865,239
Marks & Spencer Group PLC	725,600	5,513,875
Petrofac Ltd. (a)	190,850	2,224,549
Rexam PLC	328,524	2,604,281
Royal Dutch Shell PLC Class A	2,397	56,525
Royal Dutch Shell PLC Class B	178,194	4,226,700
Sky PLC	290,060	4,589,945

	Number of Shares	Value
Standard Chartered PLC	230,980	$2,245,564
Tesco PLC	1,243,680	3,455,834
Vodafone Group PLC Sponsored ADR (United Kingdom)	144,110	4,574,051

		70,246,274

TOTAL COMMON STOCK (Cost $345,907,891)		336,905,438

TOTAL EQUITIES (Cost $345,907,891)		336,905,438

MUTUAL FUNDS — 5.2%
United States — 5.2%
State Street Navigator Securities Lending Prime Portfolio (c)	18,306,009	18,306,009

TOTAL MUTUAL FUNDS (Cost $18,306,009)		18,306,009

TOTAL LONG-TERM INVESTMENTS (Cost $364,213,900)		355,211,447

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$11,992,434	11,992,434

TOTAL SHORT-TERM INVESTMENTS (Cost $11,992,434)		11,992,434

TOTAL INVESTMENTS — 103.3% (Cost $376,206,334) (e)		367,203,881

Other Assets/(Liabilities) — (3.3)%		(11,611,567)

NET ASSETS — 100.0%		$355,592,314

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $17,286,373 or 4.86% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,992,438. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $12,236,400.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	4,203	$936,344

Communications — 19.7%
Advertising — 0.3%
Nielsen Holdings PLC	10,427	463,689

Internet — 13.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	11,941	704,161
Alphabet, Inc. Class C (a)	12,117	7,372,225
Amazon.com, Inc. (a)	10,166	5,203,874
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	4,175	573,687
CDW Corp.	16,111	658,295
eBay, Inc. (a)	30,401	743,000
Expedia, Inc.	10,835	1,275,063
F5 Networks, Inc. (a)	9,694	1,122,565
Facebook, Inc. Class A (a)	53,756	4,832,664
The Priceline Group, Inc. (a)	1,831	2,264,691

		24,750,225

Media — 2.5%
Comcast Corp. Class A	58,693	3,338,458
Discovery Communications, Inc. Series A (a)	10,296	268,005
FactSet Research Systems, Inc.	4,339	693,416
Scripps Networks Interactive Class A	4,870	239,555

		4,539,434

Telecommunications — 3.0%
Cisco Systems, Inc.	102,773	2,697,791
QUALCOMM, Inc.	14,553	781,933
Verizon Communications, Inc.	42,716	1,858,573

		5,338,297

		35,091,645

Consumer, Cyclical — 17.3%
Apparel — 0.1%
Ralph Lauren Corp.	948	112,016

Home Builders — 0.8%
PulteGroup, Inc.	73,458	1,386,152

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	43,827	1,005,391
Wyndham Worldwide Corp.	15,381	1,105,894

		2,111,285

Retail — 15.2%
Advance Auto Parts, Inc.	11,226	2,127,664
Chipotle Mexican Grill, Inc. (a)	3,420	2,463,255
Costco Wholesale Corp.	16,827	2,432,680

	Number of Shares	Value
CVS Health Corp.	31,984	$3,085,816
Dunkin’ Brands Group, Inc.	20,930	1,025,570
The Home Depot, Inc.	42,262	4,880,838
Lowe’s Cos., Inc.	44,189	3,045,506
O’Reilly Automotive, Inc. (a)	9,799	2,449,750
Ross Stores, Inc.	48,530	2,352,249
The TJX Cos., Inc.	45,390	3,241,754

		27,105,082

		30,714,535

Consumer, Non-cyclical — 31.0%
Beverages — 1.1%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	4,788	509,060
Monster Beverage Corp. (a)	10,628	1,436,268

		1,945,328

Biotechnology — 6.5%
Amgen, Inc.	22,389	3,096,846
Biogen, Inc. (a)	3,176	926,789
Celgene Corp. (a)	22,974	2,485,098
Gilead Sciences, Inc.	37,485	3,680,652
Vertex Pharmaceuticals, Inc. (a)	13,328	1,387,978

		11,577,363

Commercial Services — 7.6%
Alliance Data Systems Corp. (a)	5,019	1,299,821
MasterCard, Inc. Class A	20,297	1,829,166
Moody’s Corp.	14,427	1,416,731
Paychex, Inc.	38,354	1,826,801
PayPal Holdings, Inc. (a)	38,273	1,187,994
Vantiv, Inc. Class A (a)	22,261	999,964
Verisk Analytics, Inc. (a)	18,418	1,361,274
Visa, Inc. Class A	51,368	3,578,295

		13,500,046

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	18,619	1,181,562
The Estee Lauder Cos., Inc. Class A	23,386	1,886,782

		3,068,344

Foods — 1.1%
Mondelez International, Inc. Class A	47,697	1,997,074

Health Care – Products — 4.5%
Becton, Dickinson & Co.	14,259	1,891,599
C.R. Bard, Inc.	9,819	1,829,378
Johnson & Johnson	7,629	712,167
Medtronic PLC	26,372	1,765,341
Varian Medical Systems, Inc. (a)	9,492	700,320
Zimmer Biomet Holdings, Inc.	11,988	1,126,033

		8,024,838

Health Care – Services — 2.2%
Aetna, Inc.	19,827	2,169,272

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Anthem, Inc.	6,613	$925,820
HCA Holdings, Inc. (a)	10,065	778,629

		3,873,721

Pharmaceuticals — 6.3%
Allergan PLC (a)	5,649	1,535,455
AstraZeneca PLC Sponsored ADR (United Kingdom)	27,936	888,923
Bristol-Myers Squibb Co.	54,364	3,218,349
Cardinal Health, Inc.	23,462	1,802,351
Eli Lilly & Co.	27,036	2,262,643
Merck & Co., Inc.	28,053	1,385,537

		11,093,258

		55,079,972

Financial — 5.2%
Banks — 0.9%
Bank of America Corp.	101,055	1,574,437

Diversified Financial — 2.6%
The Goldman Sachs Group, Inc.	9,764	1,696,593
Intercontinental Exchange, Inc.	7,322	1,720,597
JP Morgan Chase & Co.	21,433	1,306,770

		4,723,960

Insurance — 0.7%
American International Group, Inc.	21,609	1,227,823

Real Estate Investment Trusts (REITS) — 1.0%
Public Storage	8,373	1,771,978

		9,298,198

Industrial — 4.7%
Aerospace & Defense — 1.2%
The Boeing Co.	16,324	2,137,628

Electronics — 0.3%
Agilent Technologies, Inc.	18,249	626,488

Machinery – Diversified — 0.5%
Rockwell Automation, Inc.	8,557	868,279

Manufacturing — 2.1%
Danaher Corp.	18,851	1,606,293
Honeywell International, Inc.	21,981	2,081,381

		3,687,674

Transportation — 0.6%
United Parcel Service, Inc. Class B	10,820	1,067,826

		8,387,895

Technology — 19.5%
Computers — 6.8%
Amdocs Ltd.	17,381	988,631
Apple, Inc.	89,891	9,914,977
IHS, Inc. Class A (a)	9,996	1,159,536
Jack Henry & Associates, Inc.	1,788	124,463

		12,187,607

	Number of Shares	Value
Internet — 1.5%
Check Point Software Technologies Ltd. (a)	33,554	$2,661,839

Semiconductors — 2.4%
Altera Corp.	26,211	1,312,647
Broadcom Corp. Class A	5,645	290,322
Linear Technology Corp.	27,672	1,116,565
Maxim Integrated Products, Inc.	45,127	1,507,242

		4,226,776

Software — 8.8%
Activision Blizzard, Inc.	33,525	1,035,587
Fiserv, Inc. (a)	15,199	1,316,385
Intuit, Inc.	14,735	1,307,731
Microsoft Corp.	116,267	5,145,978
Oracle Corp.	146,720	5,299,527
Salesforce.com, Inc. (a)	23,073	1,601,958

		15,707,166

		34,783,388

TOTAL COMMON STOCK (Cost $151,959,985)		174,291,977

TOTAL EQUITIES (Cost $151,959,985)		174,291,977

TOTAL LONG-TERM INVESTMENTS (Cost $151,959,985)		174,291,977

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$2,845,825	2,845,825

TOTAL SHORT-TERM INVESTMENTS (Cost $2,845,825)		2,845,825

TOTAL INVESTMENTS — 99.5%
(Cost $154,805,810) (c)		177,137,802

Other Assets/(Liabilities) — 0.5%		809,735

NET ASSETS — 100.0%		$177,947,537

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Maturity value of $2,845,825. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $2,904,069.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 3.0%
Chemicals — 1.2%
The Dow Chemical Co.	57,040	$2,418,496

Forest Products & Paper — 0.7%
International Paper Co.	41,050	1,551,279

Iron & Steel — 1.1%
Nucor Corp.	23,830	894,817
Steel Dynamics, Inc.	84,140	1,445,525

		2,340,342

		6,310,117

Communications — 9.9%
Advertising — 1.2%
Nielsen Holdings PLC	55,400	2,463,638

Internet — 1.1%
Symantec Corp.	122,840	2,391,695

Media — 2.9%
CBS Corp. Class B	40,980	1,635,102
Comcast Corp. Class A	40,140	2,283,163
Thomson Reuters Corp.	55,400	2,230,404

		6,148,669

Telecommunications — 4.7%
Cisco Systems, Inc.	263,540	6,917,925
Verizon Communications, Inc.	72,640	3,160,566

		10,078,491

		21,082,493

Consumer, Cyclical — 10.8%
Home Builders — 1.0%
PulteGroup, Inc.	107,310	2,024,940

Leisure Time — 1.4%
Norwegian Cruise Line Holdings Ltd. (a)	51,130	2,929,749

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	85,610	1,963,893

Retail — 7.5%
CVS Health Corp.	27,500	2,653,200
Dollar General Corp.	31,300	2,267,372
The Home Depot, Inc.	25,610	2,957,699
Lowe’s Cos., Inc.	32,720	2,255,062
Nordstrom, Inc.	25,980	1,863,026
PVH Corp.	20,130	2,052,052
Signet Jewelers Ltd.	14,800	2,014,724

		16,063,135

		22,981,717

Consumer, Non-cyclical — 17.3%
Agriculture — 1.1%
British American Tobacco PLC	42,042	2,323,520

	Number of Shares	Value
Beverages — 1.6%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	21,360	$2,270,995
Diageo PLC Sponsored ADR (United Kingdom)	11,340	1,222,339

		3,493,334

Biotechnology — 1.8%
Amgen, Inc.	15,200	2,102,464
Gilead Sciences, Inc.	17,610	1,729,126

		3,831,590

Foods — 1.9%
Ingredion, Inc.	18,600	1,623,966
The Kraft Heinz Co.	33,026	2,330,975

		3,954,941

Health Care – Products — 2.0%
Baxter International, Inc.	28,960	951,336
Medtronic PLC	48,109	3,220,416

		4,171,752

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	25,760	2,988,418

Pharmaceuticals — 7.5%
AstraZeneca PLC Sponsored ADR (United Kingdom)	73,140	2,327,315
Baxalta, Inc.	28,960	912,529
Bristol-Myers Squibb Co.	50,890	3,012,688
Merck & Co., Inc.	105,010	5,186,444
Pfizer, Inc.	57,449	1,804,473
Roche Holding AG	10,658	2,817,485

		16,060,934

		36,824,489

Energy — 9.4%
Oil & Gas — 8.2%
Anadarko Petroleum Corp.	22,120	1,335,827
Chevron Corp.	45,490	3,588,251
EOG Resources, Inc.	38,220	2,782,416
Exxon Mobil Corp.	41,950	3,118,982
Marathon Oil Corp.	122,050	1,879,570
Occidental Petroleum Corp.	22,790	1,507,559
Pioneer Natural Resources Co.	16,570	2,015,575
Southwestern Energy Co. (a)	104,490	1,325,978

		17,554,158

Oil & Gas Services — 1.2%
Halliburton Co.	70,900	2,506,315

		20,060,473

Financial — 25.4%
Banks — 7.6%
M&T Bank Corp.	21,990	2,681,680
PNC Financial Services Group, Inc.	54,470	4,858,724

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	168,080	$8,630,908

		16,171,312

Diversified Financial — 11.6%
Ameriprise Financial, Inc.	5,780	630,771
BlackRock, Inc.	10,630	3,162,106
Citigroup, Inc.	108,210	5,368,298
The Goldman Sachs Group, Inc.	13,810	2,399,626
Intercontinental Exchange, Inc.	13,350	3,137,117
Invesco Ltd.	55,900	1,745,757
JP Morgan Chase & Co.	136,290	8,309,601

		24,753,276

Insurance — 6.2%
ACE Ltd.	33,110	3,423,574
American International Group, Inc.	40,450	2,298,369
Marsh & McLennan Cos., Inc.	43,090	2,250,160
MetLife, Inc.	56,690	2,672,934
Principal Financial Group, Inc.	35,010	1,657,373
Unum Group	25,650	822,852

		13,125,262

		54,049,850

Industrial — 9.7%
Aerospace & Defense — 1.4%
United Technologies Corp.	32,380	2,881,496

Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	65,160	3,093,145

Machinery – Construction & Mining — 0.8%
Ingersoll-Rand PLC	33,150	1,683,026

Manufacturing — 5.2%
3M Co.	15,690	2,224,371
Eaton Corp. PLC	55,820	2,863,566
General Electric Co.	168,970	4,261,424
Illinois Tool Works, Inc.	22,100	1,819,051

		11,168,412

Transportation — 0.9%
Union Pacific Corp.	22,000	1,945,020

		20,771,099

Technology — 7.5%
Semiconductors — 5.1%
Analog Devices, Inc.	28,090	1,584,557
Intel Corp.	142,250	4,287,415
Marvell Technology Group Ltd.	176,450	1,596,873
Maxim Integrated Products, Inc.	102,480	3,422,832

		10,891,677

Software — 2.4%
Microsoft Corp.	115,490	5,111,587

		16,003,264

	Number of Shares	Value
Utilities — 3.3%
Electric — 3.3%
Dominion Resources, Inc.	17,100	$1,203,498
Edison International	31,580	1,991,751
Eversource Energy	53,570	2,711,713
NextEra Energy, Inc.	12,690	1,237,910

		7,144,872

TOTAL COMMON STOCK (Cost $174,189,882)		205,228,374

TOTAL EQUITIES (Cost $174,189,882)		205,228,374

TOTAL LONG-TERM INVESTMENTS (Cost $174,189,882)		205,228,374

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$7,099,735	7,099,735

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	9,614	9,614

TOTAL SHORT-TERM INVESTMENTS (Cost $7,109,349)		7,109,349

TOTAL INVESTMENTS — 99.6% (Cost $181,299,231) (c)		212,337,723

Other Assets/(Liabilities) — 0.4%		827,361

NET ASSETS — 100.0%		$213,165,084

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,099,737. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $7,242,738.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Austria — 0.5%
Erste Group Bank AG (a)	38,369	$1,115,442

Bermuda — 0.2%
Credicorp Ltd.	3,962	421,398

Brazil — 0.7%
AMBEV SA	233,531	1,143,946
Itau Unibanco Holding SA Sponsored ADR (Brazil)	99,841	660,947

		1,804,893

Canada — 1.8%
Canadian National Railway Co. (b)	75,193	4,267,955

Cayman Islands — 0.2%
Sands China Ltd.	131,600	399,402

Czech Republic — 0.2%
Komercni Banka AS	1,991	431,903

Denmark — 0.8%
Carlsberg A/S Class B	25,062	1,928,718

France — 7.7%
Air Liquide	11,058	1,310,357
Danone SA	63,959	4,045,021
Hermes International	1,235	449,631
Legrand SA	44,654	2,374,074
LVMH Moet Hennessy Louis Vuitton SE	26,880	4,586,858
Pernod-Ricard SA	33,053	3,337,553
Schneider Electric SE	44,750	2,509,531

		18,613,025

Germany — 6.2%
Bayer AG	41,817	5,344,557
Brenntag AG	19,653	1,057,642
Deutsche Boerse AG	16,243	1,398,275
Linde AG	23,762	3,849,077
Merck KGaA	22,417	1,984,592
MTU Aero Engines AG	18,426	1,539,035

		15,173,178

Ireland — 4.2%
Accenture PLC Class A	66,958	6,579,293
Medtronic PLC	54,210	3,628,817

		10,208,110

Israel — 0.5%
Check Point Software Technologies Ltd. (a)	15,447	1,225,410

Japan — 1.3%
Hoya Corp.	55,100	1,810,568
Inpex Corp.	90,600	809,434

	Number of Shares	Value
Lawson, Inc.	8,600	$635,970

		3,255,972

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	171,536	841,399

Netherlands — 2.5%
Akzo Nobel NV	43,459	2,825,298
Heineken NV	40,121	3,247,343

		6,072,641

Netherlands Antilles — 1.0%
Schlumberger Ltd.	34,665	2,390,845

Republic of Korea — 0.5%
Samsung Electronics Co., Ltd.	1,389	1,335,797

Russia — 0.1%
Sberbank of Russia Sponsored ADR (Russia)	37,145	182,754
Sberbank of Russia Sponsored ADR (Russia)	966	4,780

		187,534

Spain — 0.2%
Aena SA (a) (c)	4,587	506,538

Sweden — 1.7%
Svenska Cellulosa AB Class B	143,620	4,024,524

Switzerland — 8.3%
Adecco SA	31,422	2,304,013
Cie Financiere Richemont SA	32,000	2,493,046
Julius Baer Group Ltd.	23,913	1,087,996
Nestle SA	89,840	6,765,536
Roche Holding AG	7,760	2,051,387
Sonova Holding AG	10,241	1,320,638
Swiss Re AG	8,867	762,202
UBS Group AG	184,408	3,417,287

		20,202,105

Thailand — 0.2%
Kasikornbank PCL	117,100	550,502

United Kingdom — 10.8%
Burberry Group PLC	63,151	1,310,625
Compass Group PLC	183,459	2,928,940
Delphi Automotive PLC	22,245	1,691,510
Diageo PLC	183,970	4,950,720
Reckitt Benckiser Group PLC	76,563	6,949,707
Sky PLC	153,007	2,421,201
Standard Chartered PLC	125,031	1,215,538
Whitbread PLC	7,035	497,596
William Hill PLC	140,199	745,293
WPP PLC	171,010	3,561,253

		26,272,383

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 48.7%
3M Co.	27,154	$3,849,623
American Express Co.	50,840	3,768,769
Amphenol Corp. Class A	33,347	1,699,363
AutoZone, Inc. (a)	3,216	2,327,837
The Bank of New York Mellon Corp.	105,137	4,116,114
Cisco Systems, Inc.	64,564	1,694,805
Colgate-Palmolive Co.	52,610	3,338,631
DENTSPLY International, Inc.	40,214	2,033,622
eBay, Inc. (a)	34,182	835,408
Franklin Resources, Inc.	64,792	2,414,150
The Goldman Sachs Group, Inc.	16,488	2,864,955
Harley-Davidson, Inc.	7,815	429,043
Honeywell International, Inc.	65,938	6,243,669
International Flavors & Fragrances, Inc.	17,358	1,792,387
Johnson & Johnson	17,157	1,601,606
Kellogg Co.	54,686	3,639,353
McDonald’s Corp.	18,621	1,834,727
Microchip Technology, Inc. (b)	44,227	1,905,741
Monsanto Co.	17,202	1,468,019
National Oilwell Varco, Inc.	24,922	938,313
NOW, Inc. (a) (b)	14,569	215,621
Omnicom Group, Inc.	33,764	2,225,048
Oracle Corp.	115,491	4,171,535
PayPal Holdings, Inc. (a)	34,182	1,061,009
Praxair, Inc.	20,639	2,102,288
Rockwell Automation, Inc.	5,570	565,188
Sally Beauty Holdings, Inc. (a)	63,918	1,518,052
St. Jude Medical, Inc.	51,382	3,241,690
State Street Corp.	77,175	5,186,932
Stryker Corp.	38,286	3,602,713
Thermo Fisher Scientific, Inc.	49,570	6,061,420
Time Warner Cable, Inc.	15,289	2,742,388
Time Warner, Inc.	86,286	5,932,162
Union Pacific Corp.	13,698	1,211,040
United Parcel Service, Inc. Class B	39,559	3,904,078
United Technologies Corp.	40,063	3,565,206
Urban Outfitters, Inc. (a)	52,605	1,545,535
Viacom, Inc. Class B	11,351	489,796
Visa, Inc. Class A	84,492	5,885,713
W.W. Grainger, Inc. (b)	8,265	1,777,058
The Walt Disney Co.	67,533	6,901,873
Waters Corp. (a)	20,008	2,365,146
Wynn Resorts Ltd.	5,329	283,076
Zimmer Biomet Holdings, Inc.	29,577	2,778,168

		118,128,870

TOTAL COMMON STOCK (Cost $210,193,538)		239,358,544

	Number of Shares	Value
TOTAL EQUITIES (Cost $210,193,538)		$239,358,544

MUTUAL FUNDS — 3.1%
United States — 3.1%
State Street Navigator Securities Lending Prime Portfolio (d)	7,541,860	7,541,860

TOTAL MUTUAL FUNDS (Cost $7,541,860)		7,541,860

TOTAL LONG-TERM INVESTMENTS (Cost $217,735,398)		246,900,404

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (e)	$2,892,500	2,892,500

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	14,015	14,015

TOTAL SHORT-TERM INVESTMENTS (Cost $2,906,515)		2,906,515

TOTAL INVESTMENTS — 102.9% (Cost $220,641,913) (f)		249,806,919

Other Assets/(Liabilities) — (2.9)%		(6,996,949)

NET ASSETS — 100.0%		$242,809,970

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $7,381,189 or 3.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $506,538 or 0.21% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Maturity value of $2,892,501. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,955,150.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.9%
MML Blue Chip Growth Fund, Initial Class (a)	7,411,866	$106,508,512
MML Equity Income Fund, Initial Class (a)	6,064,260	64,705,658
MML Focused Equity Fund, Class II (a)	5,094,873	58,540,096
MML Foreign Fund, Initial Class (a)	6,637,291	61,793,175
MML Fundamental Growth Fund, Class II (a)	5,765,845	66,941,465
MML Fundamental Value Fund, Class II (a)	5,342,267	72,013,755
MML Global Fund, Class I (a)	7,681,987	86,806,454
MML Income & Growth Fund, Initial Class (a)	4,788,733	50,616,905
MML International Equity Fund, Class II (a)	7,100,615	60,142,210
MML Large Cap Growth Fund, Initial Class (a)	5,956,067	65,159,376
MML Mid Cap Growth Fund, Initial Class (a)	4,987,532	73,366,597
MML Mid Cap Value Fund, Initial Class (a)	6,833,289	70,314,545
MML Small Cap Growth Equity Fund, Initial Class (a)	1,350,938	17,987,715
MML Small Company Value Fund, Class II (a)	2,261,634	32,884,157
MML Small/Mid Cap Value Fund, Initial Class (a)	1,986,711	22,151,828
MML Strategic Emerging Markets Fund, Class II (a)	4,973,640	38,794,393
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	357,421	26,374,090
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,054,566	37,985,475
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,241,437	139,423,673
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	13,642,925	28,513,713

		1,181,023,792

Fixed Income Funds — 25.2%
MML Dynamic Bond Fund, Class II (a)	8,597,054	85,196,802
MML High Yield Fund, Class II (a)	1,698,204	16,387,668
MML Inflation-Protected and Income Fund, Initial Class (a)	6,164,268	62,197,464

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	9,630,396	$121,345,810
MML Short-Duration Bond Fund, Class II (a)	4,146,341	41,048,776
MML Total Return Bond Fund, Class II (a)	6,947,320	71,071,081

		397,247,601

TOTAL MUTUAL FUNDS (Cost $1,602,058,380)		1,578,271,393

TOTAL LONG-TERM INVESTMENTS (Cost $1,602,058,380)		1,578,271,393

TOTAL INVESTMENTS — 100.1% (Cost $1,602,058,380) (c)		1,578,271,393

Other Assets/(Liabilities) — (0.1)%		(1,075,656)

NET ASSETS — 100.0%		$1,577,195,737

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.2%
Basic Materials — 3.5%
Chemicals — 3.5%
Monsanto Co.	11,239	$959,136
Praxair, Inc.	8,239	839,225
The Sherwin-Williams Co.	5,197	1,157,788
W.R. Grace & Co. (a)	13,560	1,261,758

		4,217,907

Communications — 9.8%
Internet — 3.7%
Alphabet, Inc. Class A (a)	3,998	2,552,203
Alphabet, Inc. Class C (a)	3,209	1,952,420

		4,504,623

Media — 6.1%
Comcast Corp. Class A	36,701	2,087,553
Time Warner, Inc.	27,480	1,889,250
Twenty-First Century Fox Class A	52,525	1,417,124
The Walt Disney Co.	19,905	2,034,291

		7,428,218

		11,932,841

Consumer, Cyclical — 10.6%
Apparel — 1.5%
Nike, Inc. Class B	5,575	685,558
VF Corp.	17,225	1,174,917

		1,860,475

Distribution & Wholesale — 1.2%
W.W. Grainger, Inc.	6,688	1,437,987

Housewares — 1.6%
Newell Rubbermaid, Inc.	49,535	1,967,035

Retail — 6.3%
AutoZone, Inc. (a)	2,169	1,569,987
Bed Bath & Beyond, Inc. (a)	15,138	863,169
Costco Wholesale Corp.	4,567	660,251
Kohl’s Corp.	23,859	1,104,910
L Brands, Inc.	7,371	664,348
Ross Stores, Inc.	32,810	1,590,301
Target Corp.	16,516	1,299,149

		7,752,115

		13,017,612

Consumer, Non-cyclical — 26.7%
Beverages — 1.7%
Diageo PLC	32,772	881,910
Pernod-Ricard SA	12,456	1,257,754

		2,139,664

Commercial Services — 6.4%
Gartner, Inc. (a)	8,036	674,462

	Number of Shares	Value
MasterCard, Inc. Class A	23,744	$2,139,809
McKesson Corp.	7,264	1,344,058
Visa, Inc. Class A	52,017	3,623,504

		7,781,833

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	18,855	1,196,538
The Procter & Gamble Co.	16,604	1,194,492

		2,391,030

Foods — 3.3%
Danone SA	23,043	1,457,331
General Mills, Inc.	9,903	555,855
Mondelez International, Inc. Class A	48,941	2,049,160

		4,062,346

Health Care – Products — 4.7%
Johnson & Johnson	26,958	2,516,529
Medtronic PLC	14,411	964,672
St. Jude Medical, Inc.	14,552	918,086
Stryker Corp.	13,789	1,297,545

		5,696,832

Health Care – Services — 1.9%
Thermo Fisher Scientific, Inc.	19,178	2,345,086

Pharmaceuticals — 6.7%
Abbott Laboratories	15,838	637,004
Allergan PLC (a)	4,972	1,351,439
Bristol-Myers Squibb Co.	27,501	1,628,059
Eli Lilly & Co.	19,819	1,658,652
Endo International PLC (a)	16,395	1,135,846
Valeant Pharmaceuticals International, Inc. (a)	9,972	1,778,806

		8,189,806

		32,606,597

Diversified — 1.2%
Holding Company – Diversified — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	8,687	1,482,367

Energy — 4.9%
Oil & Gas — 2.4%
EOG Resources, Inc.	23,903	1,740,138
Noble Energy, Inc.	26,726	806,591
Occidental Petroleum Corp.	6,672	441,353

		2,988,082

Oil & Gas Services — 2.5%
Cameron International Corp. (a)	18,424	1,129,760
National Oilwell Varco, Inc.	13,874	522,356
Schlumberger Ltd.	20,432	1,409,195

		3,061,311

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.8%
Banks — 5.0%
Bank of America Corp.	160,114	$2,494,576
BB&T Corp.	12,173	433,359
State Street Corp.	10,467	703,487
Wells Fargo & Co.	48,503	2,490,629

		6,122,051

Diversified Financial — 11.0%
American Express Co.	33,434	2,478,462
BlackRock, Inc.	6,001	1,785,118
The Blackstone Group LP	14,379	455,383
The Goldman Sachs Group, Inc.	12,836	2,230,383
JP Morgan Chase & Co.	64,076	3,906,714
Morgan Stanley	32,278	1,016,757
The Nasdaq, Inc.	29,891	1,594,087

		13,466,904

Insurance — 1.0%
ACE Ltd.	11,276	1,165,938

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	25,573	2,249,913

		23,004,806

Industrial — 9.9%
Aerospace & Defense — 1.5%
United Technologies Corp.	20,819	1,852,683

Engineering & Construction — 0.6%
Fluor Corp.	16,471	697,547

Manufacturing — 4.5%
Danaher Corp.	40,382	3,440,950
Honeywell International, Inc.	22,333	2,114,712

		5,555,662

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp.	4,018	922,975

Packaging & Containers — 1.1%
Crown Holdings, Inc. (a)	30,311	1,386,728

Transportation — 1.4%
Canadian National Railway Co.	30,472	1,729,590

		12,145,185

Technology — 12.2%
Computers — 7.5%
Accenture PLC Class A	22,982	2,258,211
Apple, Inc.	12,650	1,395,295
Cognizant Technology Solutions Corp. Class A (a)	37,007	2,317,008
EMC Corp.	98,028	2,368,357
Hewlett-Packard Co.	33,145	848,844

		9,187,715

Semiconductors — 2.1%
Avago Technologies Ltd.	14,016	1,752,140

	Number of Shares	Value
Microchip Technology, Inc.	18,636	$803,025

		2,555,165

Software — 2.6%
Adobe Systems, Inc. (a)	6,840	562,385
Citrix Systems, Inc. (a)	7,131	494,036
Fidelity National Information Services, Inc.	32,092	2,152,731

		3,209,152

		14,952,032

Utilities — 1.6%
Electric — 1.6%
American Electric Power Co., Inc.	15,130	860,292
CMS Energy Corp.	29,464	1,040,668

		1,900,960

TOTAL COMMON STOCK (Cost $93,848,758)		121,309,700

PREFERRED STOCK — 0.3%
Utilities — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	329,994

TOTAL PREFERRED STOCK (Cost $382,467)		329,994

TOTAL EQUITIES (Cost $94,231,225)		121,639,694

TOTAL LONG-TERM INVESTMENTS (Cost $94,231,225)		121,639,694

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$685,543	685,543

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	6,039	6,039

TOTAL SHORT-TERM INVESTMENTS (Cost $691,582)		691,582

TOTAL INVESTMENTS — 100.1% (Cost $94,922,807) (c)		122,331,276

Other Assets/(Liabilities) — (0.1)%		(107,839)

NET ASSETS — 100.0%		$122,223,437

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $685,543. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $702,900.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Basic Materials — 3.7%
Chemicals — 2.5%
The Chemours Co.	10,570	$68,388
The Dow Chemical Co.	41,610	1,764,264
E.I. du Pont de Nemours & Co.	52,860	2,547,852
Praxair, Inc.	13,120	1,336,403

		5,716,907

Forest Products & Paper — 0.9%
International Paper Co.	49,590	1,874,006

Mining — 0.3%
BHP Billiton Ltd.	46,530	733,858

		8,324,771

Communications — 6.7%
Advertising — 0.5%
Nielsen Holdings PLC	25,260	1,123,312

Media — 1.5%
Comcast Corp. Special Class A	60,380	3,456,152

Telecommunications — 4.7%
BCE, Inc.	16,190	663,142
Motorola Solutions, Inc.	28,420	1,943,360
QUALCOMM, Inc.	52,680	2,830,496
SK Telecom Co. Ltd. ADR (South Korea)	48,600	1,185,840
Verizon Communications, Inc.	90,670	3,945,052

		10,567,890

		15,147,354

Consumer, Cyclical — 5.7%
Retail — 5.7%
Dollar General Corp.	52,450	3,799,478
The Gap, Inc.	68,900	1,963,650
The Home Depot, Inc.	45,690	5,276,738
McDonald’s Corp.	19,202	1,891,973

		12,931,839

Consumer, Non-cyclical — 20.6%
Agriculture — 1.9%
Altria Group, Inc.	28,720	1,562,368
Philip Morris International, Inc.	13,670	1,084,441
Reynolds American, Inc.	37,818	1,674,203

		4,321,012

Beverages — 1.9%
The Coca-Cola Co.	60,390	2,422,847
Diageo PLC	65,770	1,769,902

		4,192,749

Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	56,350	4,053,819

	Number of Shares	Value
Foods — 2.1%
The Kroger Co.	84,880	$3,061,622
Mondelez International, Inc. Class A	31,160	1,304,669
Unilever NV NY Shares	11,810	474,762

		4,841,053

Health Care – Products — 2.3%
Becton, Dickinson & Co.	10,420	1,382,317
Johnson & Johnson	40,740	3,803,079

		5,185,396

Health Care – Services — 4.0%
Anthem, Inc.	13,000	1,820,000
Quest Diagnostics, Inc.	33,300	2,046,951
UnitedHealth Group, Inc.	43,833	5,085,066

		8,952,017

Pharmaceuticals — 6.6%
Abbott Laboratories	21,130	849,849
AbbVie, Inc.	21,130	1,149,683
AstraZeneca PLC	8,800	558,477
Bristol-Myers Squibb Co.	31,190	1,846,448
Merck & Co., Inc.	90,610	4,475,228
Pfizer, Inc.	196,290	6,165,469

		15,045,154

		46,591,200

Energy — 9.0%
Oil & Gas — 8.2%
Chevron Corp.	28,258	2,228,991
ConocoPhillips	18,100	868,076
Exxon Mobil Corp.	75,880	5,641,678
Marathon Oil Corp.	53,310	820,974
Marathon Petroleum Corp.	54,340	2,517,572
Occidental Petroleum Corp.	50,844	3,363,330
Total SA Sponsored ADR (France)	71,353	3,190,193

		18,630,814

Oil & Gas Services — 0.4%
Schlumberger Ltd.	14,580	1,005,583

Pipelines — 0.4%
Spectra Energy Corp.	30,120	791,252

Financial — 25.2%
Banks — 8.6%
Bank of America Corp.	210,070	3,272,891
SunTrust Banks, Inc.	103,442	3,955,622
U.S. Bancorp	91,430	3,749,544
Wells Fargo & Co.	163,370	8,389,049

		19,367,106

Diversified Financial — 10.5%
American Express Co.	14,513	1,075,849
Citigroup, Inc.	139,300	6,910,673
CME Group, Inc.	23,200	2,151,568

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goldman Sachs Group, Inc.	12,830	$2,229,341
JP Morgan Chase & Co.	149,230	9,098,553
Morgan Stanley	72,200	2,274,300

		23,740,284

Insurance — 5.7%
ACE Ltd.	13,620	1,408,308
American International Group, Inc.	52,550	2,985,891
MetLife, Inc.	63,700	3,003,455
Prudential Financial, Inc.	38,670	2,947,040
The Travelers Cos., Inc.	26,760	2,663,423

		13,008,117

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	34,390	940,223

		57,055,730

Industrial — 13.8%
Aerospace & Defense — 6.0%
Lockheed Martin Corp.	16,720	3,466,223
Northrop Grumman Corp.	21,640	3,591,158
Raytheon Co.	44,720	4,886,107
United Technologies Corp.	18,370	1,634,747

		13,578,235

Electronics — 0.4%
Tyco International PLC	27,230	911,116

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	8,220	834,083

Manufacturing — 5.1%
3M Co.	11,320	1,604,836
General Electric Co.	260,080	6,559,218
Honeywell International, Inc.	34,910	3,305,628

		11,469,682

Transportation — 2.0%
Union Pacific Corp.	21,349	1,887,465
United Parcel Service, Inc. Class B	26,200	2,585,678

		4,473,143

		31,266,259

Technology — 6.7%
Computers — 0.5%
International Business Machines Corp.	3,770	546,537
Lenovo Group Ltd.	596,000	506,063

		1,052,600

Semiconductors — 3.0%
Intel Corp.	170,210	5,130,129
Samsung Electronics Co., Ltd. (a)	3,690	1,746,716

		6,876,845

Software — 3.2%
Microsoft Corp.	112,400	4,974,824

	Number of Shares	Value
Oracle Corp.	61,880	$2,235,106

		7,209,930

		15,139,375

Utilities — 5.6%
Electric — 4.3%
CMS Energy Corp.	37,710	1,331,917
Dominion Resources, Inc.	36,670	2,580,835
Eversource Energy	4,800	242,976
Exelon Corp.	19,400	576,180
ITC Holdings Corp.	18,680	622,791
NextEra Energy, Inc.	27,450	2,677,747
Public Service Enterprise Group, Inc.	13,297	560,602
WEC Energy Group, Inc.	22,210	1,159,806

		9,752,854

Gas — 0.4%
Sempra Energy	9,480	916,906

Water — 0.9%
American Water Works Co., Inc.	35,750	1,969,110

		12,638,870

TOTAL COMMON STOCK (Cost $192,991,666)		219,523,047

TOTAL EQUITIES (Cost $192,991,666)		219,523,047

TOTAL LONG-TERM INVESTMENTS (Cost $192,991,666)		219,523,047

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$7,074,774	7,074,774

TOTAL SHORT-TERM INVESTMENTS (Cost $7,074,774)		7,074,774

TOTAL INVESTMENTS — 100.1% (Cost $200,066,440) (c)		226,597,821

Other Assets/(Liabilities) — (0.1)%		(322,323)

NET ASSETS — 100.0%		$226,275,498

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2015, these securities amounted to a value of $1,746,716 or 0.77% of net assets.
(b)	Maturity value of $7,074,776. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $7,217,100.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Australia — 2.4%
AMP Ltd.	571,100	$2,237,121
Orica Ltd. (a)	150,279	1,591,823

		3,828,944

Cayman Islands — 3.8%
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	28,100	3,861,221
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	159,500	2,194,720

		6,055,941

France — 14.0%
BNP Paribas	106,100	6,247,776
Bureau Veritas SA	89,600	1,890,309
Danone SA	50,675	3,204,888
Kering	25,110	4,109,923
LVMH Moet Hennessy Louis Vuitton SE	11,750	2,005,044
Pernod-Ricard SA	27,000	2,726,346
Safran SA	7,270	548,543
Valeo SA	11,360	1,538,378

		22,271,207

Germany — 11.5%
Adidas AG	5,800	466,847
Allianz SE	43,280	6,783,506
Bayerische Motoren Werke AG	62,350	5,516,884
Daimler AG	73,100	5,298,947
SAP SE	4,900	317,012

		18,383,196

Indonesia — 1.0%
Bank Mandari Tbk PT	3,005,100	1,630,477

Ireland — 3.5%
Experian PLC	163,900	2,630,444
Willis Group Holdings PLC	71,800	2,941,646

		5,572,090

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	3,500	277,655

Italy — 4.7%
Exor SpA	54,400	2,376,854
Intesa Sanpaolo SpA	608,800	2,149,977
Prada SpA	754,900	2,896,870

		7,423,701

Japan — 18.1%
Daiwa Securities Group, Inc.	726,000	4,705,076
Honda Motor Co. Ltd.	195,600	5,832,537

	Number of Shares	Value
Komatsu Ltd.	205,300	$3,021,583
Meitec Corp.	3,200	112,113
Nomura Holdings, Inc.	883,700	5,127,422
Olympus Corp.	28,500	887,511
Omron Corp.	87,400	2,641,719
Secom Co. Ltd.	9,800	590,546
Toyota Motor Corp.	100,900	5,934,367

		28,852,874

Netherlands — 5.6%
Akzo Nobel NV	7,561	491,546
CNH Industrial NV	671,200	4,381,420
Koninklijke Philips Electronics NV	170,200	4,013,274

		8,886,240

Republic of Korea — 3.7%
Samsung Electronics Co., Ltd.	6,065	5,832,690

Sweden — 4.4%
Atlas Copco AB Class B	73,900	1,656,847
Hennes & Mauritz AB Class B	42,200	1,542,982
SKF AB Class B	143,500	2,643,807
Swedish Match AB	40,100	1,213,964

		7,057,600

Switzerland — 12.5%
Cie Financiere Richemont SA	58,100	4,526,437
Credit Suisse Group	287,151	6,908,191
Kuehne & Nagel International AG	14,800	1,904,693
LafargeHolcim Ltd.	59,570	3,129,653
Nestle SA	6,350	478,196
Schindler Holding AG	7,100	1,022,224
Swatch Group AG	5,115	1,899,625

		19,869,019

United Kingdom — 11.5%
Ashtead Group PLC	46,000	649,243
Burberry Group PLC	28,000	581,107
Diageo PLC	139,900	3,764,775
G4S PLC	70,900	247,957
GlaxoSmithKline PLC	25,000	479,243
Glencore PLC	2,523,700	3,516,774
Lloyds Banking Group PLC	2,456,300	2,800,116
Meggitt PLC	236,538	1,707,886
Schroders PLC	34,600	1,472,412
Smiths Group PLC	138,000	2,102,599
WPP PLC	47,000	978,767

		18,300,879

TOTAL COMMON STOCK (Cost $184,217,953)		154,242,513

TOTAL EQUITIES (Cost $184,217,953)		154,242,513

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.9%
United States — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,432,910	$1,432,910

TOTAL MUTUAL FUNDS (Cost $1,432,910)		1,432,910

TOTAL LONG-TERM INVESTMENTS (Cost $185,650,863)		155,675,423

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$3,704,780	3,704,780

TOTAL SHORT-TERM INVESTMENTS (Cost $3,704,780)		3,704,780

TOTAL INVESTMENTS — 100.1% (Cost $189,355,643) (e)		159,380,203

Other Assets/(Liabilities) — (0.1)%		(106,047)

NET ASSETS — 100.0%		$159,274,156

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $1,367,732 or 0.86% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,704,781. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $3,780,769.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.3%
Chemicals — 1.5%
The Sherwin-Williams Co.	13,930	$3,103,325

Mining — 0.8%
Vulcan Materials Co.	18,350	1,636,820

		4,740,145

Communications — 22.4%
Internet — 15.3%
Alphabet, Inc. Class A (a)	12,730	8,126,450
Amazon.com, Inc. (a)	10,920	5,589,839
Facebook, Inc. Class A (a)	76,050	6,836,895
FireEye, Inc. (a)	66,530	2,116,985
LinkedIn Corp. Class A (a)	18,380	3,494,589
The Priceline Group, Inc. (a)	4,260	5,269,023

		31,433,781

Media — 5.7%
The McGraw Hill Financial, Inc.	13,610	1,177,265
Time Warner, Inc.	42,090	2,893,688
The Walt Disney Co.	76,280	7,795,816

		11,866,769

Telecommunications — 1.4%
Palo Alto Networks, Inc. (a)	16,710	2,874,120

		46,174,670

Consumer, Cyclical — 21.8%
Airlines — 1.9%
Delta Air Lines, Inc.	84,930	3,810,809

Apparel — 4.8%
Nike, Inc. Class B	28,290	3,478,821
Under Armour, Inc. Class A (a)	23,950	2,317,881
VF Corp.	60,650	4,136,937

		9,933,639

Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.	33,200	2,957,788

Retail — 13.7%
Chipotle Mexican Grill, Inc. (a)	4,400	3,169,100
Costco Wholesale Corp.	24,940	3,605,576
CVS Health Corp.	48,400	4,669,632
Dollar General Corp.	43,430	3,146,069
The Home Depot, Inc.	58,050	6,704,194
Starbucks Corp.	77,140	4,384,638
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,540	2,538,459

		28,217,668

		44,919,904

	Number of Shares	Value
Consumer, Non-cyclical — 30.3%
Beverages — 3.3%
Constellation Brands, Inc. Class A	27,380	$3,428,250
Monster Beverage Corp. (a)	24,980	3,375,797

		6,804,047

Biotechnology — 7.6%
Alexion Pharmaceuticals, Inc. (a)	15,800	2,470,962
Biogen, Inc. (a)	10,680	3,116,531
Celgene Corp. (a)	44,500	4,813,565
Illumina, Inc. (a)	8,540	1,501,503
Regeneron Pharmaceuticals, Inc. (a)	8,080	3,758,331

		15,660,892

Commercial Services — 9.7%
FleetCor Technologies, Inc. (a)	12,070	1,661,073
MasterCard, Inc. Class A	42,980	3,873,358
McKesson Corp.	19,560	3,619,187
Verisk Analytics, Inc. (a)	38,890	2,874,360
Visa, Inc. Class A	115,030	8,012,990

		20,040,968

Cosmetics & Personal Care — 1.8%
The Estee Lauder Cos., Inc. Class A	45,560	3,675,781

Health Care – Products — 0.5%
The Cooper Cos., Inc.	7,590	1,129,847

Health Care – Services — 1.2%
Cigna Corp.	18,050	2,437,111

Pharmaceuticals — 6.2%
Allergan PLC (a)	24,290	6,602,265
BioMarin Pharmaceutical, Inc. (a)	31,460	3,313,367
Shire PLC Sponsored ADR (Ireland)	13,500	2,770,605

		12,686,237

		62,434,883

Financial — 4.9%
Diversified Financial — 3.7%
The Charles Schwab Corp.	93,920	2,682,355
CME Group, Inc.	33,360	3,093,807
Intercontinental Exchange, Inc.	7,780	1,828,222

		7,604,384

Real Estate — 1.2%
CBRE Group, Inc. (a)	75,480	2,415,360

		10,019,744

Industrial — 1.5%
Transportation — 1.5%
FedEx Corp.	21,440	3,086,931

Technology — 14.4%
Computers — 5.5%
Apple, Inc.	103,800	11,449,140

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.4%
NXP Semiconductor NV (a)	26,310	$2,290,812
Skyworks Solutions, Inc.	31,870	2,683,773

		4,974,585

Software — 6.5%
Cerner Corp. (a)	53,090	3,183,276
Salesforce.com, Inc. (a)	61,910	4,298,411
Servicenow, Inc. (a)	38,270	2,657,852
Workday, Inc. Class A (a)	46,450	3,198,547

		13,338,086

		29,761,811

TOTAL COMMON STOCK (Cost $176,151,101)		201,138,088

TOTAL EQUITIES (Cost $176,151,101)		201,138,088

TOTAL LONG-TERM INVESTMENTS (Cost $176,151,101)		201,138,088

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$4,691,199	4,691,199

TOTAL SHORT-TERM INVESTMENTS (Cost $4,691,199)		4,691,199

TOTAL INVESTMENTS — 99.9% (Cost $180,842,300) (c)		205,829,287

Other Assets/(Liabilities) — 0.1%		113,391

NET ASSETS — 100.0%		$205,942,678

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,691,200. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $4,786,650.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.5%
Chemicals — 2.1%
Air Products & Chemicals, Inc. (a)	2,177	$277,743
Airgas, Inc. (a)	763	68,159
CF Industries Holdings, Inc. (a)	2,705	121,454
The Chemours Co. (a)	2,044	13,225
The Dow Chemical Co. (a)	12,286	520,926
E.I. du Pont de Nemours & Co. (a)	10,222	492,700
Eastman Chemical Co. (a)	1,678	108,600
Ecolab, Inc. (a)	3,040	333,549
FMC Corp. (a)	1,505	51,034
International Flavors & Fragrances, Inc. (a)	911	94,070
LyondellBasell Industries NV Class A (a)	4,471	372,703
Monsanto Co. (a)	5,456	465,615
The Mosaic Co. (a)	3,511	109,227
PPG Industries, Inc. (a)	3,072	269,384
Praxair, Inc. (a)	3,260	332,064
The Sherwin-Williams Co. (a)	911	202,953
Sigma-Aldrich Corp. (a)	1,348	187,264

		4,020,670

Forest Products & Paper — 0.1%
International Paper Co. (a)	4,774	180,409

Iron & Steel — 0.1%
Nucor Corp. (a)	3,602	135,255

Mining — 0.2%
Alcoa, Inc. (a)	13,798	133,289
Freeport-McMoRan, Inc. (a)	11,739	113,751
Newmont Mining Corp. (a)	5,632	90,506
Vulcan Materials Co. (a)	1,491	132,997

		470,543

		4,806,877

Communications — 13.1%
Advertising — 0.2%
The Interpublic Group of Companies, Inc. (a)	4,655	89,050
Nielsen Holdings PLC (a)	3,562	158,402
Omnicom Group, Inc. (a)	2,785	183,532

		430,984

Internet — 5.7%
Akamai Technologies, Inc. (a) (b)	2,019	139,432
Alphabet, Inc. Class A (a) (b)	3,224	2,058,105
Alphabet, Inc. Class C (a) (b)	3,238	1,970,064
Amazon.com, Inc. (a) (b)	4,299	2,200,615
eBay, Inc. (a) (b)	12,431	303,814
Equinix, Inc. (a)	638	174,429

	Number of Shares	Value
Expedia, Inc. (a)	1,116	$131,331
F5 Networks, Inc. (a) (b)	814	94,261
Facebook, Inc. Class A (a) (b)	23,698	2,130,450
Netflix, Inc. (a) (b)	4,781	493,686
The Priceline Group, Inc. (a) (b)	586	724,800
Symantec Corp. (a)	7,704	149,997
TripAdvisor, Inc. (a) (b)	1,259	79,342
VeriSign, Inc. (a) (b)	1,188	83,825
Yahoo!, Inc. (a) (b)	9,829	284,157

		11,018,308

Media — 3.2%
Cablevision Systems Corp. Class A (a)	2,477	80,428
CBS Corp. Class B (a)	5,165	206,084
Comcast Corp. Class A (a)	28,688	1,631,773
Discovery Communications, Inc. Series A (a) (b)	1,678	43,678
Discovery Communications, Inc. Series C (a) (b)	3,051	74,109
Gannett Co., Inc. (a)	1,280	18,854
The McGraw Hill Financial, Inc. (a)	3,088	267,112
News Corp. Class A (a)	5,638	71,152
Scripps Networks Interactive Class A (a)	1,100	54,109
TEGNA, Inc. (a)	2,561	57,341
Time Warner Cable, Inc. (a)	3,171	568,782
Time Warner, Inc. (a)	9,376	644,600
Twenty-First Century Fox Class A (a)	20,643	556,948
Viacom, Inc. Class B (a)	4,123	177,908
The Walt Disney Co. (a)	17,652	1,804,034

		6,256,912

Telecommunications — 4.0%
AT&T, Inc. (a)	69,333	2,258,869
CenturyLink, Inc. (a)	6,395	160,642
Cisco Systems, Inc. (a)	57,630	1,512,787
Corning, Inc. (a)	14,353	245,723
Frontier Communications Corp.	11,317	53,756
Harris Corp. (a)	1,175	85,951
Juniper Networks, Inc. (a)	4,089	105,128
Level 3 Communications, Inc. (a) (b)	3,237	141,425
Motorola Solutions, Inc. (a)	2,152	147,154
QUALCOMM, Inc. (a)	18,623	1,000,614
Verizon Communications, Inc. (a)	46,913	2,041,185

		7,753,234

		25,459,438

Consumer, Cyclical — 10.6%
Airlines — 0.5%
American Airlines Group, Inc. (a)	8,097	314,407
Delta Air Lines, Inc. (a)	9,305	417,515
Southwest Airlines Co. (a)	7,632	290,321

		1,022,243

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.9%
Hanesbrands, Inc. (a)	4,525	$130,953
Michael Kors Holdings Ltd. (a) (b)	2,266	95,716
Nike, Inc. Class B (a)	7,900	971,463
Ralph Lauren Corp. (a)	680	80,349
Under Armour, Inc. Class A (a) (b)	1,884	182,333
VF Corp. (a)	3,865	263,632

		1,724,446

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	44,661	606,050
General Motors Co. (a)	15,271	458,436
Paccar, Inc. (a)	4,002	208,784

		1,273,270

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	2,556	106,304
Delphi Automotive PLC (a)	3,277	249,183
The Goodyear Tire & Rubber Co. (a)	3,043	89,251
Johnson Controls, Inc. (a)	7,421	306,933

		751,671

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	3,069	112,356
Fossil Group, Inc. (a) (b)	500	27,940
Genuine Parts Co. (a)	1,724	142,902
W.W. Grainger, Inc. (a)	677	145,562

		428,760

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,754	110,217
Lennar Corp. Class A (a)	2,016	97,030
PulteGroup, Inc. (a)	3,741	70,593

		277,840

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	775	74,392
Whirlpool Corp. (a)	882	129,884

		204,276

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	3,061	121,552

Leisure Time — 0.3%
Carnival Corp. (a)	5,085	252,725
Harley-Davidson, Inc. (a)	2,388	131,101
Royal Caribbean Cruises Ltd. (a)	1,860	165,707

		549,533

Lodging — 0.2%
Marriott International, Inc. Class A (a)	2,341	159,656
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,938	128,838
Wyndham Worldwide Corp. (a)	1,361	97,856
Wynn Resorts Ltd.	915	48,605

		434,955

	Number of Shares	Value
Retail — 6.9%
Advance Auto Parts, Inc. (a)	840	$159,205
AutoNation, Inc. (a) (b)	846	49,220
AutoZone, Inc. (a) (b)	360	260,579
Bed Bath & Beyond, Inc. (a) (b)	2,095	119,457
Best Buy Co., Inc. (a)	3,287	122,013
CarMax, Inc. (a) (b)	2,371	140,648
Chipotle Mexican Grill, Inc. (a) (b)	350	252,088
Coach, Inc. (a)	3,114	90,088
Costco Wholesale Corp. (a)	4,967	718,079
CVS Health Corp. (a)	12,704	1,225,682
Darden Restaurants, Inc. (a)	1,400	95,956
Dollar General Corp. (a)	3,426	248,180
Dollar Tree, Inc. (a) (b)	2,591	172,716
GameStop Corp. Class A (a)	1,225	50,482
The Gap, Inc. (a)	2,994	85,329
The Home Depot, Inc. (a)	14,878	1,718,260
Kohl’s Corp. (a)	2,280	105,587
L Brands, Inc. (a)	2,776	250,201
Lowe’s Cos., Inc. (a)	10,984	757,017
Macy’s, Inc. (a)	3,845	197,325
McDonald’s Corp. (a)	10,851	1,069,149
Nordstrom, Inc. (a)	1,588	113,876
O’Reilly Automotive, Inc. (a) (b)	1,148	287,000
PVH Corp. (a)	931	94,906
Ross Stores, Inc. (a)	4,674	226,549
Signet Jewelers Ltd. (a)	900	122,517
Staples, Inc. (a)	7,231	84,820
Starbucks Corp. (a)	16,930	962,301
Target Corp. (a)	7,191	565,644
Tiffany & Co. (a)	1,271	98,147
The TJX Cos., Inc. (a)	7,707	550,434
Tractor Supply Co. (a)	1,538	129,684
Urban Outfitters, Inc. (a) (b)	1,129	33,170
Wal-Mart Stores, Inc. (a)	17,830	1,156,097
Walgreens Boots Alliance, Inc. (a)	9,844	818,036
Yum! Brands, Inc. (a)	4,890	390,956

		13,521,398

Textiles — 0.1%
Cintas Corp. (a)	1,099	94,239
Mohawk Industries, Inc. (a) (b)	701	127,435

		221,674

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,263	91,113
Mattel, Inc. (a)	3,819	80,428

		171,541

		20,703,159

Consumer, Non-cyclical — 24.3%
Agriculture — 1.7%
Altria Group, Inc. (a)	22,233	1,209,475
Archer-Daniels-Midland Co. (a)	7,161	296,824

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc. (a)	17,464	$1,385,419
Reynolds American, Inc. (a)	9,322	412,685

		3,304,403

Beverages — 2.3%
Brown-Forman Corp. Class B (a)	1,759	170,447
The Coca-Cola Co. (a)	44,364	1,779,884
Coca-Cola Enterprises, Inc. (a)	2,450	118,458
Constellation Brands, Inc. Class A (a)	1,900	237,899
Dr. Pepper Snapple Group, Inc. (a)	2,178	172,171
Keurig Green Mountain, Inc. (a)	1,369	71,380
Molson Coors Brewing Co. Class B (a)	1,805	149,851
Monster Beverage Corp. (a) (b)	1,651	223,116
PepsiCo, Inc. (a)	16,735	1,578,110

		4,501,316

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a) (b)	2,282	356,882
Amgen, Inc. (a)	8,567	1,184,987
Biogen, Inc. (a) (b)	2,649	773,005
Celgene Corp. (a) (b)	9,038	977,640
Gilead Sciences, Inc. (a)	16,815	1,651,065
Regeneron Pharmaceuticals, Inc. (a) (b)	832	386,996
Vertex Pharmaceuticals, Inc. (a) (b)	2,733	284,615

		5,615,190

Commercial Services — 2.6%
The ADT Corp. (a)	1,932	57,767
Alliance Data Systems Corp. (a) (b)	709	183,617
Automatic Data Processing, Inc. (a)	5,364	431,051
Equifax, Inc. (a)	1,349	131,096
H&R Block, Inc. (a)	3,107	112,473
MasterCard, Inc. Class A (a)	11,021	993,213
McKesson Corp. (a)	2,629	486,444
Moody’s Corp. (a)	2,007	197,087
Paychex, Inc. (a)	3,689	175,707
PayPal Holdings, Inc. (a) (b)	12,431	385,858
Quanta Services, Inc. (a) (b)	2,387	57,789
Robert Half International, Inc. (a)	1,526	78,070
Total System Services, Inc. (a)	1,859	84,454
United Rentals, Inc. (a) (b)	1,090	65,455
Visa, Inc. Class A (a)	21,901	1,525,624
Western Union Co. (a)	5,887	108,085

		5,073,790

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co. (a)	9,626	610,866
The Estee Lauder Cos., Inc. Class A (a)	2,518	203,152
The Procter & Gamble Co. (a)	30,488	2,193,307

		3,007,325

Foods — 1.8%
Campbell Soup Co. (a)	2,006	101,664
ConAgra Foods, Inc. (a)	4,808	194,772

	Number of Shares	Value
General Mills, Inc. (a)	6,816	$382,582
The Hershey Co. (a)	1,670	153,440
Hormel Foods Corp. (a)	1,520	96,231
The J.M. Smucker Co. (a)	1,149	131,089
Kellogg Co. (a)	2,858	190,200
The Kraft Heinz Co. (a)	6,638	468,510
The Kroger Co. (a)	11,094	400,161
McCormick & Co., Inc. (a)	1,448	118,997
Mondelez International, Inc. Class A (a)	18,619	779,578
Sysco Corp. (a)	6,687	260,592
Tyson Foods, Inc. Class A (a)	3,299	142,187
Whole Foods Market, Inc. (a)	4,073	128,910

		3,548,913

Health Care – Products — 3.2%
Baxter International, Inc. (a)	6,126	201,239
Becton, Dickinson & Co. (a)	2,357	312,680
Boston Scientific Corp. (a) (b)	15,021	246,494
C.R. Bard, Inc. (a)	838	156,128
Edwards Lifesciences Corp. (a) (b)	1,217	173,021
Henry Schein, Inc. (a) (b)	946	125,553
Intuitive Surgical, Inc. (a) (b)	413	189,806
Johnson & Johnson (a)	31,391	2,930,350
Medtronic PLC (a)	16,088	1,076,931
St. Jude Medical, Inc. (a)	3,176	200,374
Stryker Corp. (a)	3,378	317,870
Varian Medical Systems, Inc. (a) (b)	1,130	83,371
Zimmer Biomet Holdings, Inc. (a)	1,918	180,158

		6,193,975

Health Care – Services — 2.1%
Aetna, Inc. (a)	3,970	434,358
Anthem, Inc. (a)	3,012	421,680
Cigna Corp. (a)	2,917	393,853
DaVita HealthCare Partners, Inc. (a) (b)	1,949	140,971
HCA Holdings, Inc. (a) (b)	3,324	257,145
Humana, Inc. (a)	1,689	302,331
Laboratory Corporation of America Holdings (a) (b)	1,132	122,788
Quest Diagnostics, Inc. (a)	1,629	100,134
Tenet Healthcare Corp. (a) (b)	1,112	41,055
Thermo Fisher Scientific, Inc. (a)	4,479	547,692
UnitedHealth Group, Inc. (a)	10,767	1,249,080
Universal Health Services, Inc. Class B (a)	1,028	128,305

		4,139,392

Household Products — 0.4%
Avery Dennison Corp. (a)	1,022	57,814
The Clorox Co. (a)	1,481	171,100
Kimberly-Clark Corp. (a)	4,126	449,899

		678,813

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.8%
Abbott Laboratories (a)	17,036	$685,188
AbbVie, Inc. (a)	19,424	1,056,860
Allergan PLC (a) (b)	4,408	1,198,139
AmerisourceBergen Corp. (a)	2,355	223,701
Baxalta, Inc. (a)	6,126	193,030
Bristol-Myers Squibb Co. (a)	18,764	1,110,829
Cardinal Health, Inc. (a)	3,727	286,308
DENTSPLY International, Inc. (a)	1,585	80,153
Eli Lilly & Co. (a)	11,039	923,854
Endo International PLC (a) (b)	2,004	138,837
Express Scripts Holding Co. (a) (b)	8,206	664,358
Mallinckrodt PLC (a) (b)	1,315	84,081
Mead Johnson Nutrition Co. (a)	2,284	160,794
Merck & Co., Inc. (a)	32,042	1,582,554
Mylan NV (a) (b)	4,593	184,914
Patterson Cos., Inc. (a)	967	41,823
Perrigo Co. PLC (a)	1,589	249,902
Pfizer, Inc. (a)	69,192	2,173,321
Zoetis, Inc. (a)	5,654	232,832

		11,271,478

		47,334,595

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	3,560	72,126

Energy — 6.8%
Coal — 0.0%
CONSOL Energy, Inc. (a)	2,600	25,480

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	849	36,295

Oil & Gas — 5.2%
Anadarko Petroleum Corp. (a)	5,720	345,431
Apache Corp. (a)	4,254	166,587
Cabot Oil & Gas Corp. (a)	4,664	101,955
Chesapeake Energy Corp. (a)	5,841	42,814
Chevron Corp. (a)	21,227	1,674,386
Cimarex Energy Co. (a)	989	101,353
ConocoPhillips (a)	13,903	666,788
Devon Energy Corp. (a)	4,363	161,824
Diamond Offshore Drilling, Inc. (a)	758	13,113
Ensco PLC Class A (a)	2,645	37,242
EOG Resources, Inc. (a)	6,192	450,778
EQT Corp. (a)	1,715	111,080
Exxon Mobil Corp. (a)	47,356	3,520,919
Helmerich & Payne, Inc. (a)	1,215	57,421
Hess Corp. (a)	2,743	137,314
Marathon Oil Corp. (a)	7,620	117,348
Marathon Petroleum Corp. (a)	6,166	285,671
Murphy Oil Corp. (a)	1,884	45,593
Newfield Exploration Co. (a) (b)	1,815	59,713
Noble Corp. PLC (a)	2,732	29,806
Noble Energy, Inc. (a)	4,366	131,766

	Number of Shares	Value
Occidental Petroleum Corp. (a)	8,699	$575,439
Phillips 66 (a)	6,136	471,490
Pioneer Natural Resources Co. (a)	1,682	204,598
Range Resources Corp. (a)	1,872	60,129
Southwestern Energy Co. (a) (b)	4,340	55,075
Tesoro Corp. (a)	1,410	137,108
Valero Energy Corp. (a)	5,813	349,361

		10,112,102

Oil & Gas Services — 1.0%
Baker Hughes, Inc. (a)	4,906	255,308
Cameron International Corp. (a) (b)	2,187	134,107
FMC Technologies, Inc. (a) (b)	2,613	81,003
Halliburton Co. (a)	9,592	339,077
National Oilwell Varco, Inc. (a)	4,628	174,244
Schlumberger Ltd. (a)	14,398	993,030
Transocean Ltd. (a)	3,845	49,678

		2,026,447

Pipelines — 0.6%
Columbia Pipeline Group, Inc. (a)	3,570	65,295
Kinder Morgan, Inc. (a)	19,238	532,508
ONEOK, Inc. (a)	2,353	75,767
Spectra Energy Corp. (a)	7,576	199,021
The Williams Cos., Inc. (a)	7,599	280,023

		1,152,614

		13,352,938

Financial — 15.9%
Banks — 4.4%
Bank of America Corp. (a)	118,762	1,850,312
The Bank of New York Mellon Corp. (a)	12,575	492,311
BB&T Corp. (a)	8,138	289,713
Capital One Financial Corp. (a)	6,227	451,582
Comerica, Inc. (a)	2,013	82,734
Fifth Third Bancorp (a)	9,196	173,896
Huntington Bancshares, Inc. (a)	9,141	96,895
KeyCorp (a)	9,656	125,625
M&T Bank Corp. (a)	1,501	183,047
Northern Trust Corp. (a)	2,478	168,900
PNC Financial Services Group, Inc. (a)	5,878	524,318
Regions Financial Corp. (a)	15,161	136,601
State Street Corp. (a)	4,654	312,795
SunTrust Banks, Inc. (a)	5,922	226,457
U.S. Bancorp (a)	20,109	824,670
Wells Fargo & Co. (a)	52,932	2,718,058
Zions Bancorp (a)	2,291	63,094

		8,721,008

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a) (b)	616	105,330
American Express Co. (a)	9,895	733,516

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameriprise Financial, Inc. (a)	2,060	$224,808
BlackRock, Inc. (a)	1,432	425,977
The Charles Schwab Corp. (a)	13,025	371,994
Citigroup, Inc. (a)	34,251	1,699,192
CME Group, Inc. (a)	3,580	332,009
Discover Financial Services (a)	5,049	262,498
E*TRADE Financial Corp. (a) (b)	3,260	85,836
Franklin Resources, Inc. (a)	4,423	164,801
The Goldman Sachs Group, Inc. (a)	4,573	794,604
Intercontinental Exchange, Inc. (a)	1,264	297,027
Invesco Ltd. (a)	4,846	151,341
JP Morgan Chase & Co. (a)	42,091	2,566,288
Legg Mason, Inc. (a)	1,119	46,562
Morgan Stanley (a)	17,406	548,289
The Nasdaq, Inc. (a)	1,334	71,142
Navient Corp. (a)	4,532	50,940
T. Rowe Price Group, Inc. (a)	2,944	204,608

		9,136,762

Insurance — 4.1%
ACE Ltd. (a)	3,696	382,166
Aflac, Inc. (a)	4,955	288,034
The Allstate Corp. (a)	4,701	273,786
American International Group, Inc. (a)	15,494	880,369
Aon PLC (a)	3,164	280,362
Assurant, Inc.	777	61,391
Berkshire Hathaway, Inc. Class B (a) (b)	20,589	2,684,806
The Chubb Corp. (a)	2,606	319,626
Cincinnati Financial Corp. (a)	1,668	89,738
Genworth Financial, Inc. Class A (a) (b)	5,608	25,909
The Hartford Financial Services Group, Inc. (a)	4,752	217,547
Lincoln National Corp. (a)	2,895	137,397
Loews Corp. (a)	3,370	121,792
Marsh & McLennan Cos., Inc. (a)	6,082	317,602
MetLife, Inc. (a)	12,615	594,797
Principal Financial Group, Inc. (a)	3,088	146,186
The Progressive Corp. (a)	6,050	185,372
Prudential Financial, Inc. (a)	5,125	390,576
Torchmark Corp. (a)	1,435	80,934
The Travelers Cos., Inc. (a)	3,628	361,095
Unum Group (a)	2,838	91,043
XL Group PLC (a)	2,882	104,674

		8,035,202

Real Estate — 0.1%
CBRE Group, Inc. (a) (b)	3,158	101,056

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp. (a)	4,771	419,753
Apartment Investment & Management Co. Class A (a)	1,764	65,303
AvalonBay Communities, Inc. (a)	1,490	260,482

	Number of Shares	Value
Boston Properties, Inc. (a)	1,729	$204,714
Crown Castle International Corp. (a)	3,769	297,261
Equity Residential (a)	4,107	308,518
Essex Property Trust, Inc. (a)	735	164,214
General Growth Properties, Inc. (a)	7,093	184,205
HCP, Inc. (a)	5,202	193,775
Host Hotels & Resorts, Inc. (a)	8,552	135,207
Iron Mountain, Inc. (a)	2,111	65,483
Kimco Realty Corp. (a)	4,658	113,795
The Macerich Co. (a)	1,589	122,067
Plum Creek Timber Co., Inc. (a)	1,988	78,546
Prologis, Inc. (a)	5,782	224,920
Public Storage (a)	1,638	346,650
Realty Income Corp. (a)	2,519	119,375
Simon Property Group, Inc. (a)	3,509	644,673
SL Green Realty Corp. (a)	1,113	120,382
Ventas, Inc. (a)	3,735	209,384
Vornado Realty Trust (a)	1,973	178,399
Welltower, Inc. (a)	3,945	267,155
Weyerhaeuser Co. (a)	5,927	162,044

		4,886,305

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	5,434	55,264
People’s United Financial, Inc. (a)	3,480	54,740

		110,004

		30,990,337

Industrial — 9.5%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	7,396	968,506
General Dynamics Corp. (a)	3,558	490,826
L-3 Communications Holdings, Inc. (a)	931	97,308
Lockheed Martin Corp. (a)	3,028	627,735
Northrop Grumman Corp. (a)	2,240	371,728
Raytheon Co. (a)	3,470	379,132
Rockwell Collins, Inc. (a)	1,501	122,842
United Technologies Corp. (a)	9,329	830,188

		3,888,265

Airlines — 0.1%
United Continental Holdings, Inc. (a) (b)	3,680	195,224

Building Materials — 0.1%
Martin Marietta Materials, Inc. (a)	698	106,061
Masco Corp. (a)	3,946	99,360

		205,421

Electrical Components & Equipment — 0.2%
AMETEK, Inc. (a)	2,722	142,415
Emerson Electric Co. (a)	7,735	341,655

		484,070

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc. (a)	3,791	$130,145
Allegion PLC (a)	1,084	62,504
Amphenol Corp. Class A (a)	3,502	178,462
FLIR Systems, Inc. (a)	1,578	44,168
Garmin Ltd. (a)	1,364	48,940
PerkinElmer, Inc. (a)	1,276	58,645
TE Connectivity Ltd. (a)	4,586	274,656
Tyco International PLC (a)	4,742	158,667
Waters Corp. (a) (b)	937	110,763

		1,066,950

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,668	70,640
Jacobs Engineering Group, Inc. (b)	1,449	54,236
TopBuild Corp. (a) (b)	438	13,565

		138,441

Environmental Controls — 0.3%
Republic Services, Inc. (a)	2,830	116,596
Stericycle, Inc. (a) (b)	959	133,598
Waste Management, Inc. (a)	4,820	240,084

		490,278

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	656	99,017
Stanley Black & Decker, Inc. (a)	1,777	172,333

		271,350

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	6,843	447,259
Ingersoll-Rand PLC (a)	2,973	150,939
Joy Global, Inc. (a)	1,099	16,408

		614,606

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	1,901	206,411
Deere & Co. (a)	3,833	283,642
Flowserve Corp. (a)	1,521	62,574
Rockwell Automation, Inc. (a)	1,530	155,249
Roper Technologies, Inc. (a)	1,133	177,541
Xylem, Inc. (a)	2,058	67,605

		953,022

Manufacturing — 3.3%
3M Co. (a)	7,166	1,015,924
Danaher Corp. (a)	6,932	590,676
Dover Corp. (a)	1,840	105,211
Eaton Corp. PLC (a)	5,358	274,865
General Electric Co. (a)	113,629	2,865,723
Honeywell International, Inc. (a)	8,836	836,681
Illinois Tool Works, Inc. (a)	3,941	324,384
Leggett & Platt, Inc. (a)	1,562	64,433
Parker Hannifin Corp. (a)	1,608	156,458
Pentair PLC (a)	2,060	105,142
Textron, Inc. (a)	3,125	117,625

		6,457,122

	Number of Shares	Value
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp. (a)	1,601	$367,766

Packaging & Containers — 0.2%
Ball Corp. (a)	1,551	96,472
Owens-Illinois, Inc. (a) (b)	1,854	38,415
Sealed Air Corp. (a)	2,373	111,246
WestRock Co. (a)	2,948	151,645

		397,778

Transportation — 1.6%
American ExpressNorfolk Southern Corp. (a)	3,471	265,184
C.H. Robinson Worldwide, Inc. (a)	1,652	111,973
CSX Corp. (a)	11,183	300,823
Expeditors International of Washington, Inc. (a)	2,164	101,816
FedEx Corp. (a)	2,974	428,197
J.B. Hunt Transport Services, Inc. (a)	1,050	74,970
Kansas City Southern (a)	1,246	113,236
Ryder System, Inc. (a)	598	44,276
Union Pacific Corp. (a)	9,949	879,591
United Parcel Service, Inc. Class B (a)	7,846	774,322

		3,094,388

		18,624,681

Technology — 12.6%
Computers — 6.0%
Accenture PLC Class A (a)	7,091	696,762
Apple, Inc. (a)	65,759	7,253,218
Cognizant Technology Solutions Corp. Class A (a) (b)	6,882	430,882
Computer Sciences Corp. (a)	1,592	97,717
EMC Corp. (a)	22,445	542,271
Hewlett-Packard Co. (a)	20,520	525,517
International Business Machines Corp. (a)	10,378	1,504,499
NetApp, Inc. (a)	3,520	104,192
SanDisk Corp. (a)	2,405	130,664
Seagate Technology PLC (a)	3,707	166,073
Teradata Corp. (a) (b)	1,638	47,436
Western Digital Corp. (a)	2,452	194,787

		11,694,018

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	2,276	45,179
Xerox Corp. (a)	11,802	114,833

		160,012

Semiconductors — 2.3%
Altera Corp. (a)	3,397	170,122
Analog Devices, Inc. (a)	3,518	198,450
Applied Materials, Inc. (a)	13,872	203,780
Avago Technologies Ltd. (a)	2,896	362,029
Broadcom Corp. Class A (a)	6,154	316,500
Intel Corp. (a)	53,468	1,611,526

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KLA-Tencor Corp. (a)	1,836	$91,800
Lam Research Corp. (a)	1,799	117,529
Linear Technology Corp. (a)	2,700	108,945
Microchip Technology, Inc. (a)	2,274	97,987
Micron Technology, Inc. (a) (b)	12,162	182,187
NVIDIA Corp. (a)	5,830	143,709
Qorvo, Inc. (a) (b)	1,660	74,783
Skyworks Solutions, Inc. (a)	2,154	181,388
Texas Instruments, Inc. (a)	11,821	585,376
Xilinx, Inc. (a)	2,951	125,122

		4,571,233

Software — 4.2%
Activision Blizzard, Inc. (a)	5,600	172,984
Adobe Systems, Inc. (a) (b)	5,372	441,686
Autodesk, Inc. (a) (b)	2,559	112,954
CA, Inc. (a)	3,599	98,253
Cerner Corp. (a) (b)	3,442	206,382
Citrix Systems, Inc. (a) (b)	1,804	124,981
The Dun & Bradstreet Corp. (a)	406	42,630
Electronic Arts, Inc. (a) (b)	3,510	237,803
Fidelity National Information Services, Inc. (a)	3,218	215,863
Fiserv, Inc. (a) (b)	2,695	233,414
Intuit, Inc. (a)	3,124	277,255
Microsoft Corp. (a)	92,617	4,099,228
Oracle Corp. (a)	36,191	1,307,219
Red Hat, Inc. (a) (b)	2,070	148,792
Salesforce.com, Inc. (a) (b)	6,831	474,276

		8,193,720

		24,618,983

Utilities — 3.1%
Electric — 2.9%
The AES Corp. (a)	7,298	71,448
Ameren Corp. (a)	2,739	115,778
American Electric Power Co., Inc. (a)	5,527	314,265
CenterPoint Energy, Inc. (a)	4,852	87,530
CMS Energy Corp. (a)	3,110	109,845
Consolidated Edison, Inc. (a)	3,307	221,073
Dominion Resources, Inc. (a)	6,640	467,323
DTE Energy Co. (a)	2,001	160,820
Duke Energy Corp. (a)	7,988	574,657
Edison International (a)	3,678	231,972
Entergy Corp. (a)	2,037	132,609
Eversource Energy (a)	3,577	181,068
Exelon Corp. (a)	9,707	288,298
FirstEnergy Corp. (a)	4,755	148,879
NextEra Energy, Inc. (a)	5,006	488,335
NRG Energy, Inc.	3,812	56,608
Pepco Holdings, Inc. (a)	2,854	69,124
PG&E Corp. (a)	5,378	283,958
Pinnacle West Capital Corp. (a)	1,248	80,047
PPL Corp. (a)	7,529	247,629

	Number of Shares	Value
Public Service Enterprise Group, Inc. (a)	5,715	$240,944
SCANA Corp. (a)	1,613	90,747
The Southern Co. (a)	10,272	459,158
TECO Energy, Inc. (a)	2,659	69,825
WEC Energy Group, Inc. (a)	4,558	238,019
Xcel Energy, Inc. (a)	5,712	202,262

		5,632,221

Gas — 0.2%
AGL Resources, Inc. (a)	1,350	82,404
NiSource, Inc. (a)	3,570	66,224
Sempra Energy (a)	2,614	252,826

		401,454

		6,033,675

TOTAL COMMON STOCK (Cost $180,941,031)		191,996,809

TOTAL EQUITIES (Cost $180,941,031)		191,996,809

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.5%
Financial — 0.5%
Diversified Financial — 0.5%
S&P 500 Index, Put, Expires 10/16/15, Strike 1,700.00	152	30,400
S&P 500 Index, Put, Expires 10/16/15, Strike 1,725.00	155	42,625
S&P 500 Index, Put, Expires 11/20/15, Strike 1,700.00	167	226,118
S&P 500 Index, Put, Expires 11/20/15, Strike 1,725.00	104	166,400
S&P 500 Index, Put, Expires 12/19/15, Strike 1,725.00	155	449,500

		915,043

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

		Value

TOTAL PURCHASED OPTIONS (Cost $1,991,043)		$915,043

TOTAL LONG-TERM INVESTMENTS (Cost $182,932,074)		192,911,852

	Principal Amount
SHORT-TERM INVESTMENTS — 5.6%
Repurchase Agreement — 5.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$10,969,452	10,969,452

TOTAL SHORT-TERM INVESTMENTS (Cost $10,969,452)		10,969,452

TOTAL INVESTMENTS — 104.5% (Cost $193,901,526) (e)		203,881,304

Other Assets/(Liabilities) — (4.5)%		(8,854,997)

NET ASSETS — 100.0%		$195,026,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $10,969,455. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 10/31/21, and an aggregate market value, including accrued interest, of $11,191,256.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.6%

COMMON STOCK — 92.1%
Basic Materials — 3.1%
Chemicals — 2.2%
Ashland, Inc.	20,000	$2,012,400
Celanese Corp. Series A	37,000	2,189,290
Cytec Industries, Inc.	25,000	1,846,250
RPM International, Inc.	79,000	3,309,310

		9,357,250

Mining — 0.9%
Franco-Nevada Corp.	10,000	440,200
Franco-Nevada Corp. (a)	78,000	3,437,377

		3,877,577

		13,234,827

Communications — 6.5%
Internet — 3.9%
Akamai Technologies, Inc. (b)	48,000	3,314,880
Coupons.com, Inc. (a) (b)	53,900	485,100
Dropbox, Inc. (c)	9,011	120,117
GrubHub, Inc. (a) (b)	25,000	608,500
LinkedIn Corp. Class A (b)	4,000	760,520
Rackspace Hosting, Inc. (b)	39,500	974,860
TripAdvisor, Inc. (b)	26,000	1,638,520
VeriSign, Inc. (a) (b)	88,000	6,209,280
Zillow Group, Inc. Class A (a) (b)	26,000	746,980
Zillow Group, Inc. Class C (a) (b)	52,000	1,404,000

		16,262,757

Media — 0.5%
FactSet Research Systems, Inc.	14,000	2,237,340

Telecommunications — 2.1%
DigitalGlobe, Inc. (b)	96,000	1,825,920
Palo Alto Networks, Inc. (b)	6,000	1,032,000
T-Mobile US, Inc. (b)	141,000	5,613,210
Viavi Solutions, Inc. (b)	70,000	375,900

		8,847,030

		27,347,127

Consumer, Cyclical — 16.3%
Apparel — 1.1%
Hanesbrands, Inc.	140,000	4,051,600
Wolverine World Wide, Inc.	35,000	757,400

		4,809,000

Auto Manufacturers — 0.2%
Tesla Motors, Inc. (a) (b)	3,000	745,200

Automotive & Parts — 1.0%
BorgWarner, Inc.	70,000	2,911,300
WABCO Holdings, Inc. (b)	13,000	1,362,790

		4,274,090

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Fastenal Co. (a)	18,000	$658,980

Home Furnishing — 0.4%
Harman International Industries, Inc.	17,000	1,631,830

Leisure Time — 2.9%
Harley-Davidson, Inc.	34,000	1,866,600
Norwegian Cruise Line Holdings Ltd. (b)	133,000	7,620,900
Royal Caribbean Cruises Ltd.	31,000	2,761,790

		12,249,290

Lodging — 1.7%
Choice Hotels International, Inc.	52,000	2,477,800
Marriott International, Inc. Class A	44,000	3,000,800
MGM Resorts International (b)	88,000	1,623,600

		7,102,200

Retail — 8.9%
AutoZone, Inc. (b)	9,000	6,514,470
CarMax, Inc. (b)	127,000	7,533,640
Chipotle Mexican Grill, Inc. (b)	2,000	1,440,500
Dollar General Corp.	61,000	4,418,840
L Brands, Inc.	39,000	3,515,070
The Michaels Cos., Inc. (b)	101,000	2,333,100
O’Reilly Automotive, Inc. (b)	26,000	6,500,000
PVH Corp.	22,000	2,242,680
Rite Aid Corp. (b)	481,000	2,919,670

		37,417,970

		68,888,560

Consumer, Non-cyclical — 23.9%
Biotechnology — 3.0%
Alkermes PLC (b)	92,000	5,397,640
Illumina, Inc. (b)	10,000	1,758,200
Incyte Corp. (b)	31,000	3,420,230
Vertex Pharmaceuticals, Inc. (b)	18,000	1,874,520

		12,450,590

Commercial Services — 8.6%
Aramark	96,000	2,845,440
CoreLogic, Inc. (b)	94,200	3,507,066
Equifax, Inc.	53,000	5,150,540
Gartner, Inc. (b)	35,000	2,937,550
Global Payments, Inc.	52,000	5,965,960
Manpower, Inc.	31,000	2,538,590
Towers Watson & Co. Class A	26,000	3,051,880
TransUnion (b)	26,000	653,120
Vantiv, Inc. Class A (b)	105,000	4,716,600
Verisk Analytics, Inc. (b)	61,000	4,508,510
Wework Cos., Inc. Class A (c)	12,099	397,931

		36,273,187

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 2.0%
Blue Buffalo Pet Products, Inc. (b)	10,000	$179,100
Sprouts Farmers Market, Inc. (b)	87,000	1,835,700
TreeHouse Foods, Inc. (b)	22,000	1,711,380
The WhiteWave Foods Co. (b)	79,000	3,171,850
Whole Foods Market, Inc.	53,000	1,677,450

		8,575,480

Health Care – Products — 5.8%
Bruker Corp. (b)	165,000	2,710,950
The Cooper Cos., Inc.	32,000	4,763,520
Henry Schein, Inc. (b)	35,000	4,645,200
Hologic, Inc. (b)	52,000	2,034,760
IDEXX Laboratories, Inc. (b)	44,000	3,267,000
Intuitive Surgical, Inc. (b)	12,000	5,514,960
West Pharmaceutical Services, Inc.	26,400	1,428,768

		24,365,158

Health Care – Services — 2.5%
Catalent, Inc. (b)	115,000	2,794,500
Envision Healthcare Holdings, Inc. (b)	60,000	2,207,400
MEDNAX, Inc. (b)	44,000	3,378,760
Universal Health Services, Inc. Class B	17,000	2,121,770

		10,502,430

Pharmaceuticals — 2.0%
Alnylam Pharmaceuticals, Inc. (b)	9,000	723,240
Baxalta, Inc.	90,000	2,835,900
DENTSPLY International, Inc.	87,000	4,399,590
Mallinckrodt PLC (b)	9,000	575,460

		8,534,190

		100,701,035

Energy — 2.4%
Oil & Gas — 2.4%
Cimarex Energy Co.	18,000	1,844,640
Concho Resources, Inc. (b)	26,000	2,555,800
EQT Corp.	51,000	3,303,270
Pioneer Natural Resources Co.	9,000	1,094,760
Range Resources Corp.	44,000	1,413,280

		10,211,750

Financial — 9.7%
Diversified Financial — 5.4%
CBOE Holdings, Inc.	70,000	4,695,600
E*TRADE Financial Corp. (b)	52,000	1,369,160
FNF Group	176,000	6,242,720
Intercontinental Exchange, Inc.	19,000	4,464,810
LPL Financial Holdings, Inc. (a)	61,000	2,425,970
TD Ameritrade Holding Corp.	123,000	3,916,320

		23,114,580

	Number of Shares	Value
Insurance — 3.4%
HCC Insurance Holdings, Inc.	70,000	$5,422,900
The Progressive Corp.	136,000	4,167,040
Willis Group Holdings PLC	114,000	4,670,580

		14,260,520

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	26,000	3,738,020

		41,113,120

Industrial — 17.6%
Building Materials — 0.8%
Martin Marietta Materials, Inc.	22,000	3,342,900

Electrical Components & Equipment — 2.0%
Acuity Brands, Inc.	16,000	2,809,280
AMETEK, Inc.	80,000	4,185,600
Mobileye NV (a) (b)	32,000	1,455,360

		8,450,240

Electronics — 5.0%
Agilent Technologies, Inc.	123,000	4,222,590
Allegion PLC	66,000	3,805,560
FEI Co.	37,000	2,702,480
Keysight Technologies, Inc. (b)	131,000	4,040,040
Mettler-Toledo International, Inc. (b)	4,000	1,138,960
Sensata Technologies Holding NV (b)	105,000	4,655,700
Trimble Navigation Ltd. (b)	26,000	426,920

		20,992,250

Environmental Controls — 0.8%
Waste Connections, Inc.	70,000	3,400,600

Machinery – Diversified — 3.4%
Cognex Corp.	26,000	893,620
IDEX Corp.	73,000	5,204,900
Nordson Corp.	13,000	818,220
Roper Technologies, Inc.	35,000	5,484,500
Xylem, Inc.	66,000	2,168,100

		14,569,340

Manufacturing — 3.3%
Colfax Corp. (b)	63,000	1,884,330
Teleflex, Inc.	44,000	5,465,240
Textron, Inc.	175,000	6,587,000

		13,936,570

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (b)	62,100	1,054,458

Packaging & Containers — 0.8%
Ball Corp.	52,000	3,234,400

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	31,000	2,213,400
Kansas City Southern	36,000	3,271,680

		5,485,080

		74,465,838

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.5%
Computers — 2.0%
Fortinet, Inc. (b)	18,000	$764,640
IHS, Inc. Class A (b)	61,000	7,076,000
Lumentum Holdings, Inc. (b)	28,000	474,600

		8,315,240

Semiconductors — 2.7%
Altera Corp.	61,000	3,054,880
Atmel Corp.	297,000	2,396,790
Microchip Technology, Inc. (a)	92,000	3,964,280
Xilinx, Inc.	48,000	2,035,200

		11,451,150

Software — 7.8%
Atlassian Corp. Depository Receipt (c)	15,775	299,725
Atlassian Corp. PLC A Depository Receipt (c)	5,668	107,692
Atlassian Corp. PLC Series 1 Depository Receipt (c)	12,075	229,425
Atlassian Series 1 Restricted Depository Receipt (c)	5,892	111,948
Atlassian Series A Preference Depository Receipt (c)	11,666	221,654
Fidelity National Information Services, Inc.	44,000	2,951,520
Fiserv, Inc. (b)	123,000	10,653,030
Guidewire Software, Inc. (b)	6,000	315,480
IMS Health Holdings, Inc. (b)	79,000	2,298,900
MSCI, Inc.	74,000	4,400,040
NetSuite, Inc. (a) (b)	9,000	755,100
Red Hat, Inc. (b)	74,000	5,319,120
Servicenow, Inc. (b)	16,000	1,111,200
SS&C Technologies Holdings, Inc	35,000	2,451,400
Veeva Systems, Inc. Class A (b)	53,000	1,240,730
Workday, Inc. Class A (b)	6,000	413,160

		32,880,124

		52,646,514

Utilities — 0.1%
Gas — 0.1%
Atmos Energy Corp.	7,700	447,986

TOTAL COMMON STOCK (Cost $280,504,480)		389,056,757

PREFERRED STOCK — 0.5%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (b) (c)	11,190	149,163
Dropbox, Inc. Series A 1 (b) (c)	54,965	732,683

	Number of Shares	Value
Living Social (b) (c)	158,890	$12,679

		894,525

Consumer, Non-cyclical — 0.3%
Commercial Services — 0.3%
Wework, Inc. Series D 1 (b) (c)	22,197	730,050
Wework, Inc. Series D 2 (b) (c)	17,440	573,594

		1,303,644

TOTAL PREFERRED STOCK (Cost $2,156,533)		2,198,169

TOTAL EQUITIES (Cost $282,661,013)		391,254,926

MUTUAL FUNDS — 6.0%
Diversified Financial — 6.0%
State Street Navigator Securities Lending Prime Portfolio (d)	15,296,304	15,296,304
T. Rowe Price Government Reserve Investment Fund	10,000,394	10,000,394

		25,296,698

TOTAL MUTUAL FUNDS (Cost $25,296,698)		25,296,698

TOTAL LONG-TERM INVESTMENTS (Cost $307,957,711)		416,551,624

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (e)	$20,728,073	20,728,073

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	15,049	15,049

TOTAL SHORT-TERM INVESTMENTS (Cost $20,743,122)		20,743,122

TOTAL INVESTMENTS — 103.5% (Cost $328,700,833) (f)		437,294,746

Other Assets/(Liabilities) — (3.5)%		(14,792,948)

NET ASSETS — 100.0%		$422,501,798

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $14,914,125 or 3.53% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2015, these securities amounted to a value of $3,686,661 or 0.87% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $20,728,078. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $21,146,400.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 1.6%
Chemicals — 0.7%
The Mosaic Co.	101,054	$3,143,790

Iron & Steel — 0.9%
Nucor Corp.	104,853	3,937,230

		7,081,020

Communications — 2.6%
Media — 0.7%
Markit, Ltd. (a)	116,206	3,369,974

Telecommunications — 1.9%
CenturyLink, Inc.	205,457	5,161,080
Harris Corp.	21,674	1,585,453
Level 3 Communications, Inc. (a)	41,874	1,829,475

		8,576,008

		11,945,982

Consumer, Cyclical — 7.9%
Apparel — 0.8%
Ralph Lauren Corp.	30,675	3,624,558

Auto Manufacturers — 1.1%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	88,274	2,639,392
Oshkosh Corp.	60,687	2,204,759

		4,844,151

Home Builders — 1.7%
PulteGroup, Inc.	157,168	2,965,760
Thor Industries, Inc.	48,590	2,516,962
Toll Brothers, Inc. (a)	56,445	1,932,677

		7,415,399

Leisure Time — 0.5%
Carnival Corp.	47,596	2,365,521

Retail — 2.9%
Advance Auto Parts, Inc.	20,935	3,967,811
Bed Bath & Beyond, Inc. (a)	39,357	2,244,136
CST Brands, Inc.	101,209	3,406,695
Lowe’s Cos., Inc.	23,661	1,630,716
Target Corp.	25,166	1,979,558

		13,228,916

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	197,816	4,166,005

		35,644,550

Consumer, Non-cyclical — 18.1%
Commercial Services — 1.9%
The ADT Corp.	139,855	4,181,665
Corrections Corporation of America	148,934	4,399,510

		8,581,175

	Number of Shares	Value
Foods — 9.1%
Campbell Soup Co.	36,574	$1,853,570
ConAgra Foods, Inc.	175,523	7,110,437
Danone SA	18,784	1,187,975
General Mills, Inc.	61,495	3,451,714
The J.M. Smucker Co.	47,793	5,452,703
Kellogg Co.	79,972	5,322,137
Mondelez International, Inc. Class A	104,988	4,395,848
Sysco Corp.	318,563	12,414,400

		41,188,784

Health Care – Products — 3.5%
Becton, Dickinson & Co.	18,803	2,494,406
Boston Scientific Corp. (a)	284,066	4,661,523
Zimmer Biomet Holdings, Inc.	88,698	8,331,403

		15,487,332

Health Care – Services — 3.0%
LifePoint Health, Inc. (a)	115,289	8,173,990
Quest Diagnostics, Inc.	88,143	5,418,150

		13,592,140

Pharmaceuticals — 0.6%
Cardinal Health, Inc.	17,571	1,349,804
Express Scripts Holding Co. (a)	16,719	1,353,571

		2,703,375

		81,552,806

Energy — 11.6%
Oil & Gas — 9.3%
Anadarko Petroleum Corp.	39,648	2,394,343
Cimarex Energy Co.	45,421	4,654,744
Devon Energy Corp.	114,966	4,264,089
EQT Corp.	83,918	5,435,369
Helmerich & Payne, Inc.	74,808	3,535,426
Imperial Oil Ltd.	293,698	9,305,022
Noble Energy, Inc.	205,364	6,197,885
Occidental Petroleum Corp.	95,329	6,306,013

		42,092,891

Oil & Gas Services — 2.3%
Cameron International Corp. (a)	121,984	7,480,059
FMC Technologies, Inc. (a)	93,608	2,901,848

		10,381,907

		52,474,798

Financial — 25.5%
Banks — 11.3%
Bank of Hawaii Corp.	47,787	3,033,997
BB&T Corp.	87,881	3,128,564
BOK Financial Corp.	39,884	2,580,894
Comerica, Inc.	61,298	2,519,348
Commerce Bancshares, Inc.	113,115	5,153,519
Cullen/Frost Bankers, Inc.	37,232	2,367,211

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
M&T Bank Corp.	42,672	$5,203,850
Northern Trust Corp.	183,116	12,481,186
PNC Financial Services Group, Inc.	44,289	3,950,579
State Street Corp.	45,701	3,071,564
SunTrust Banks, Inc.	78,080	2,985,779
Westamerica Bancorp.	103,495	4,599,318

		51,075,809

Diversified Financial — 2.1%
Franklin Resources, Inc.	80,938	3,015,750
LPL Financial Holdings, Inc.	85,703	3,408,408
T. Rowe Price Group, Inc.	40,508	2,815,306

		9,239,464

Insurance — 7.6%
ACE Ltd.	54,611	5,646,777
Aflac, Inc.	37,729	2,193,187
The Allstate Corp.	27,116	1,579,236
Brown & Brown, Inc.	101,553	3,145,097
The Chubb Corp.	22,366	2,743,190
HCC Insurance Holdings, Inc.	14,803	1,146,788
MetLife, Inc.	45,713	2,155,368
ProAssurance Corp.	51,733	2,538,538
Reinsurance Group of America, Inc.	52,407	4,747,550
Torchmark Corp.	35,231	1,987,028
The Travelers Cos., Inc.	21,582	2,148,057
Unum Group	128,235	4,113,779

		34,144,595

Real Estate Investment Trusts (REITS) — 3.8%
Boston Properties, Inc.	14,239	1,685,898
Empire State Realty Trust, Inc. Class A	103,058	1,755,078
Host Hotels & Resorts, Inc.	129,240	2,043,284
Piedmont Office Realty Trust, Inc. Class A	271,005	4,848,279
Weyerhaeuser Co.	255,726	6,991,549

		17,324,088

Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	256,492	3,108,683

		114,892,639

Industrial — 13.9%
Aerospace & Defense — 0.6%
L-3 Communications Holdings, Inc.	24,610	2,572,237

Electrical Components & Equipment — 1.5%
Emerson Electric Co.	147,606	6,519,757

Electronics — 4.5%
Keysight Technologies, Inc. (a)	155,230	4,787,293
Koninklijke Philips Electronics NV	246,061	5,802,058
TE Connectivity Ltd.	72,032	4,313,997
Tyco International PLC	164,274	5,496,608

		20,399,956

	Number of Shares	Value
Environmental Controls — 3.7%
Clean Harbors, Inc. (a)	76,534	$3,365,200
Republic Services, Inc.	326,971	13,471,205

		16,836,405

Manufacturing — 1.3%
Parker Hannifin Corp.	18,758	1,825,153
Pentair PLC	32,867	1,677,532
Textron, Inc.	67,721	2,549,019

		6,051,704

Packaging & Containers — 1.3%
Bemis Co., Inc.	52,246	2,067,374
Sonoco Products Co.	97,327	3,673,121

		5,740,495

Transportation — 1.0%
Heartland Express, Inc.	228,844	4,563,149

		62,683,703

Technology — 7.0%
Computers — 1.9%
SanDisk Corp.	85,458	4,642,933
Western Digital Corp.	51,087	4,058,351

		8,701,284

Semiconductors — 5.1%
Applied Materials, Inc.	387,397	5,690,862
Lam Research Corp.	76,503	4,997,941
Maxim Integrated Products, Inc.	120,213	4,015,114
Microchip Technology, Inc.	104,127	4,486,832
Teradyne, Inc.	208,162	3,748,998

		22,939,747

		31,641,031

Utilities — 10.5%
Electric — 8.3%
Ameren Corp.	59,683	2,522,800
Consolidated Edison, Inc.	46,604	3,115,477
Edison International	111,266	7,017,547
Great Plains Energy, Inc.	155,732	4,207,879
NorthWestern Corp.	44,223	2,380,524
OGE Energy Corp.	65,292	1,786,389
PG&E Corp.	78,124	4,124,947
Westar Energy, Inc.	159,252	6,121,647
Xcel Energy, Inc.	170,107	6,023,489

		37,300,699

Gas — 2.2%
Atmos Energy Corp.	75,526	4,394,103
The Laclede Group, Inc.	105,644	5,760,767

		10,154,870

		47,455,569

TOTAL COMMON STOCK (Cost $455,745,981)		445,372,098

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

		Value
TOTAL EQUITIES (Cost $455,745,981)		$445,372,098

TOTAL LONG-TERM INVESTMENTS (Cost $455,745,981)		445,372,098

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$7,408,962	7,408,962

TOTAL SHORT-TERM INVESTMENTS (Cost $7,408,962)		7,408,962

TOTAL INVESTMENTS — 100.3% (Cost $463,154,943) (c)		452,781,060

Other Assets/(Liabilities) — (0.3)%		(1,517,302)

NET ASSETS — 100.0%		$451,263,758

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,408,964. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $7,558,650.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.3%
MML Blue Chip Growth Fund, Initial Class (a)	8,247,844	$118,521,518
MML Equity Income Fund, Initial Class (a)	7,791,682	83,137,252
MML Focused Equity Fund, Class II (a)	5,275,003	60,609,783
MML Foreign Fund, Initial Class (a)	7,655,909	71,276,513
MML Fundamental Growth Fund, Class II (a)	6,449,638	74,880,297
MML Fundamental Value Fund, Class II (a)	6,847,764	92,307,857
MML Global Fund, Class I (a)	8,032,725	90,769,797
MML Income & Growth Fund, Initial Class (a)	6,989,974	73,884,025
MML International Equity Fund, Class II (a)	8,191,026	69,377,990
MML Large Cap Growth Fund, Initial Class (a)	6,664,650	72,911,272
MML Mid Cap Growth Fund, Initial Class (a)	5,192,345	76,379,398
MML Mid Cap Value Fund, Initial Class (a)	8,125,568	83,612,096
MML Small Cap Growth Equity Fund, Initial Class (a)	1,509,873	20,103,937
MML Small Company Value Fund, Class II (a)	2,624,026	38,153,341
MML Small/Mid Cap Value Fund, Initial Class (a)	1,733,077	19,323,808
MML Strategic Emerging Markets Fund, Class II (a)	4,912,206	38,315,208
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	370,066	27,307,178
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,361,235	49,031,677
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	17,793,960	174,202,865
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,421,330	34,320,579

		1,368,426,391

Fixed Income Funds — 39.8%
MML Dynamic Bond Fund, Class II (a)	19,630,808	194,541,306
MML High Yield Fund, Class II (a)	6,431,351	62,062,540
MML Inflation-Protected and Income Fund, Initial Class (a)	6,928,752	69,911,112

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	27,031,569	$340,605,685
MML Short-Duration Bond Fund, Class II (a)	7,520,136	74,449,343
MML Total Return Bond Fund, Class II (a)	15,686,564	160,473,549

		902,043,535

TOTAL MUTUAL FUNDS (Cost $2,375,495,481)		2,270,469,926

TOTAL LONG-TERM INVESTMENTS (Cost $2,375,495,481)		2,270,469,926

TOTAL INVESTMENTS — 100.1% (Cost $2,375,495,481) (c)		2,270,469,926

Other Assets/(Liabilities) — (0.1)%		(1,682,123)

NET ASSETS — 100.0%		$2,268,787,803

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 93.0%
Basic Materials — 1.4%
Chemicals — 0.8%
Methanex Corp. (a)	13,370	$443,349
Minerals Technologies, Inc.	15,335	738,535
Platform Specialty Products Corp. (b)	38,848	491,427
Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.	73,914	1,220,320

		2,893,631

Communications — 4.7%
Internet — 1.9%
Comscore, Inc. (b)	8,987	414,750
Dropbox, Inc. (c)	10,469	139,552
GoDaddy, Inc. Class A (a) (b)	5,600	141,176
GrubHub, Inc. (b)	44,200	1,075,828
Q2 Holdings, Inc. (b)	37,600	929,472
SPS Commerce, Inc. (b)	9,600	651,744
Zillow Group, Inc. Class A (a) (b)	6,791	195,105
Zillow Group, Inc. Class C (a) (b)	13,582	366,714

		3,914,341

Media — 1.0%
FactSet Research Systems, Inc.	7,862	1,256,426
The New York Times Co. Class A	64,050	756,431

		2,012,857

Telecommunications — 1.8%
Arista Networks, Inc. (a) (b)	9,659	591,034
Ciena Corp. (b)	60,339	1,250,224
DigitalGlobe, Inc. (b)	13,267	252,338
Ruckus Wireless, Inc. (b)	11,910	141,491
Vonage Holdings Corp. (b)	248,380	1,460,475

		3,695,562

		9,622,760

Consumer, Cyclical — 15.7%
Apparel — 1.5%
Carter’s, Inc.	17,043	1,544,778
Crocs, Inc. (b)	30,008	387,853
Skechers U.S.A., Inc. Class A (b)	2,590	347,267
Steven Madden Ltd. (b)	23,671	866,832

		3,146,730

Automotive & Parts — 0.4%
Tenneco, Inc. (b)	18,740	838,990

Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (b)	12,365	353,886

Entertainment — 1.5%
Churchill Downs, Inc.	5,110	683,769
Cinemark Holdings, Inc.	23,000	747,270

	Number of Shares	Value
DreamWorks Animation SKG, Inc. Class A (a) (b)	46,160	$805,492
National CineMedia, Inc.	58,770	788,694

		3,025,225

Home Builders — 0.4%
Standard Pacific Corp. (b)	99,375	795,000

Home Furnishing — 0.4%
La-Z-Boy, Inc.	36,100	958,816

Housewares — 1.1%
The Toro Co.	33,300	2,348,982

Leisure Time — 1.0%
ClubCorp Holdings, Inc.	26,389	566,308
Diamond Resorts International, Inc. (b)	45,381	1,061,462
Lindblad Expeditions Holdings, Inc. (b)	39,600	386,892

		2,014,662

Retail — 8.8%
Bloomin’ Brands, Inc.	38,900	707,202
Boot Barn Holdings, Inc. (b)	60,070	1,107,090
Buffalo Wild Wings, Inc. (b)	1,723	333,280
Burlington Stores, Inc. (b)	26,600	1,357,664
The Cheesecake Factory, Inc.	18,885	1,019,034
Chico’s FAS, Inc.	55,800	877,734
CST Brands, Inc.	10,989	369,890
Destination Maternity Corp.	40,340	371,935
DSW, Inc. Class A	31,100	787,141
Five Below, Inc. (b)	66,900	2,246,502
Freshpet, Inc. (a) (b)	18,776	197,148
Haverty Furniture Cos., Inc.	41,900	983,812
HSN, Inc.	24,041	1,376,107
Jack in the Box, Inc.	11,028	849,597
Kate Spade & Co. (b)	111,961	2,139,574
Krispy Kreme Doughnuts, Inc. (b)	76,700	1,122,121
Panera Bread Co. Class A (b)	4,429	856,613
Pier 1 Imports, Inc. (a)	76,900	530,610
Texas Roadhouse, Inc.	20,499	762,563

		17,995,617

Textiles — 0.4%
Tumi Holdings, Inc. (b)	46,485	819,066

		32,296,974

Consumer, Non-cyclical — 21.5%
Biotechnology — 1.0%
BioCryst Pharmaceuticals, Inc. (b)	33,946	386,984
Five Prime Therapeutics, Inc. (b)	10,791	166,074
Ironwood Pharmaceuticals, Inc. (b)	21,144	220,321
Novavax, Inc. (b)	51,691	365,455
PTC Therapeutics, Inc. (b)	10,484	279,923
Ultragenyx Pharmaceutical, Inc. (b)	6,007	578,534

		1,997,291

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 5.6%
The Advisory Board Co. (b)	18,588	$846,498
Cardtronics, Inc. (b)	26,650	871,455
Convergys Corp.	37,565	868,127
CoStar Group, Inc. (b)	7,303	1,263,857
ExamWorks Group, Inc. (b)	77,600	2,269,024
Healthcare Services Group, Inc.	34,800	1,172,760
Heartland Payment Systems, Inc.	9,153	576,731
Rent-A-Center, Inc.	12,955	314,159
Team Health Holdings, Inc. (b)	10,717	579,039
TriNet Group, Inc. (b)	30,328	509,510
WEX, Inc. (b)	14,499	1,259,093
WNS Holdings Ltd. Sponsored ADR (India) (b)	34,326	959,412

		11,489,665

Foods — 1.0%
Greencore Group PLC	221,658	917,874
SunOpta, Inc. (b)	91,625	445,298
The Hain Celestial Group, Inc. (b)	15,000	774,000

		2,137,172

Health Care – Products — 7.8%
AtriCure, Inc. (b)	43,110	944,540
Bio-Techne Corp.	9,280	858,029
Cardiovascular Systems, Inc. (b)	12,862	203,734
Cepheid, Inc. (b)	28,031	1,267,001
ConforMIS, Inc. (a) (b)	5,100	92,106
Cyberonics, Inc. (b)	6,400	388,992
Dexcom, Inc. (b)	26,555	2,280,012
Endologix, Inc. (b)	107,521	1,318,208
Globus Medical, Inc. Class A (b)	41,495	857,287
HeartWare International, Inc. (a) (b)	9,524	498,200
Insulet Corp. (b)	72,975	1,890,782
Intersect ENT, Inc. (b)	48,507	1,135,064
LDR Holding Corp. (b)	88,334	3,050,173
Novadaq Technologies, Inc. (a) (b)	76,000	792,680
Quidel Corp. (b)	20,100	379,488

		15,956,296

Health Care – Services — 3.7%
Acadia Healthcare Co., Inc. (b)	37,450	2,481,811
Adeptus Health, Inc. (a) (b)	4,468	360,836
Envision Healthcare Holdings, Inc. (b)	20,550	756,035
Kindred Healthcare, Inc.	52,350	824,512
LifePoint Health, Inc. (b)	18,391	1,303,922
Surgical Care Affiliates, Inc. (b)	26,370	862,035
WellCare Health Plans, Inc. (b)	11,850	1,021,233

		7,610,384

Pharmaceuticals — 2.1%
Achillion Pharmaceuticals, Inc. (a) (b)	29,936	206,858
Aerie Pharmaceuticals, Inc. (b)	14,029	248,874

	Number of Shares	Value
Agios Pharmaceuticals, Inc. (a) (b)	4,649	$328,173
Anacor Pharmaceuticals, Inc. (b)	6,068	714,264
Aratana Therapeutics, Inc. (b)	18,211	154,065
Flexion Therapeutics, Inc. (b)	13,531	201,071
Galapagos NV (b)	6,165	250,977
Otonomy, Inc. (b)	11,162	198,795
Portola Pharmaceuticals, Inc. (b)	12,951	551,972
Relypsa, Inc. (b)	15,199	281,333
TESARO, Inc. (a) (b)	17,810	714,181
Tetraphase Pharmaceuticals, Inc. (a) (b)	13,869	103,463
Zafgen, Inc. (a) (b)	10,820	345,699

		4,299,725

Textiles — 0.3%
Samsonite International SA	159,170	521,405

		44,011,938

Diversified — 0.7%
Holding Company – Diversified — 0.7%
FCB Financial Holdings, Inc. (b)	26,160	853,339
Nomad Foods Ltd. (b)	34,994	551,231

		1,404,570

		1,404,570

Energy — 3.1%
Energy – Alternate Sources — 1.4%
First Solar, Inc. (b)	18,360	784,890
Headwaters, Inc. (b)	68,770	1,292,876
Pattern Energy Group, Inc. (a)	40,600	775,054

		2,852,820

Oil & Gas — 1.3%
Diamondback Energy, Inc. (b)	16,045	1,036,507
Patterson-UTI Energy, Inc.	37,540	493,276
RSP Permian, Inc. (b)	57,970	1,173,892

		2,703,675

Oil & Gas Services — 0.4%
Dril-Quip, Inc. (b)	4,500	261,990
Flotek Industries, Inc. (a) (b)	35,200	587,840

		849,830

		6,406,325

Financial — 14.2%
Banks — 3.0%
Associated Banc-Corp.	91,029	1,635,791
ConnectOne Bancorp, Inc.	36,600	706,380
PacWest Bancorp	15,814	676,997
PrivateBancorp, Inc.	22,160	849,393
South State Corp.	13,460	1,034,670
Texas Capital Bancshares, Inc. (b)	15,900	833,478
United Community Banks, Inc.	23,976	490,070

		6,226,779

Diversified Financial — 3.5%
Financial Engines, Inc. (a)	20,249	596,738

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	85,110	$1,465,594
MarketAxess Holdings, Inc.	11,847	1,100,350
PRA Group, Inc. (a) (b)	54,400	2,878,848
WageWorks, Inc. (b)	9,621	433,715
WisdomTree Investments, Inc. (a)	42,056	678,363

		7,153,608

Insurance — 3.2%
Argo Group International Holdings Ltd.	15,029	850,491
Assurant, Inc.	7,600	600,476
Assured Guaranty Ltd.	57,148	1,428,700
eHealth, Inc. (b)	33,180	425,036
First American Financial Corp.	21,947	857,469
Horace Mann Educators Corp.	25,260	839,137
MGIC Investment Corp. (b)	66,700	617,642
Stewart Information Services Corp.	24,260	992,477

		6,611,428

Investment Companies — 0.3%
Solar Capital Ltd.	36,305	574,345

Real Estate — 1.5%
HFF, Inc.	40,198	1,357,084
Kennedy-Wilson Holdings, Inc.	71,999	1,596,218

		2,953,302

Real Estate Investment Trusts (REITS) — 2.1%
First Industrial Realty Trust, Inc.	34,200	716,490
MFA Financial, Inc.	117,635	801,094
Pebblebrook Hotel Trust	27,637	979,732
Redwood Trust, Inc.	63,455	878,217
Sovran Self Storage, Inc.	10,200	961,860

		4,337,393

Savings & Loans — 0.6%
EverBank Financial Corp.	27,600	532,680
Sterling Bancorp	43,400	645,358

		1,178,038

		29,034,893

Industrial — 15.8%
Aerospace & Defense — 1.4%
Astronics Corp. (b)	6,812	275,409
Curtiss-Wright Corp.	13,000	811,460
HEICO Corp. Class A	18,000	817,380
Teledyne Technologies, Inc. (b)	9,805	885,392

		2,789,641

Building Materials — 2.2%
Apogee Enterprises, Inc.	13,700	611,705
Armstrong World Industries, Inc. (b)	12,850	613,459
Boise Cascade Co. (b)	29,700	749,034
Lennox International, Inc.	5,685	644,281
Masonite International Corp. (b)	12,623	764,701

	Number of Shares	Value
Trex Co., Inc. (b)	33,163	$1,105,323

		4,488,503

Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	8,503	1,492,957
Generac Holdings, Inc. (a) (b)	15,170	456,465
SunPower Corp. (a) (b)	58,849	1,179,334

		3,128,756

Electronics — 2.4%
Imax Corp. (a) (b)	56,876	1,921,840
Rogers Corp. (b)	12,915	686,820
Watts Water Technologies, Inc. Class A	23,522	1,242,432
Woodward, Inc.	28,100	1,143,670

		4,994,762

Environmental Controls — 0.5%
Clean Harbors, Inc. (b)	20,830	915,895

Machinery – Diversified — 2.8%
Altra Industrial Motion Corp.	14,082	325,576
Cognex Corp.	58,200	2,000,334
The Middleby Corp. (b)	19,700	2,072,243
Tennant Co.	24,600	1,382,028

		5,780,181

Manufacturing — 0.5%
John Bean Technologies Corp.	26,345	1,007,696

Metal Fabricate & Hardware — 0.6%
Advanced Drainage Systems, Inc. (a)	42,625	1,233,141

Miscellaneous – Manufacturing — 0.6%
Hexcel Corp.	27,600	1,238,136

Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	147,385	1,885,054

Transportation — 1.5%
Hub Group, Inc. Class A (b)	23,210	845,076
Landstar System, Inc.	13,529	858,686
Swift Transportation Co. (b)	73,860	1,109,377
XPO Logistics, Inc. (a) (b)	12,846	306,120

		3,119,259

Trucking & Leasing — 0.9%
Aircastle Ltd.	48,190	993,196
GATX Corp.	19,420	857,393

		1,850,589

		32,431,613

Technology — 15.3%
Computers — 3.6%
Cadence Design Systems, Inc. (b)	35,630	736,829
FleetMatics Group PLC (a) (b)	11,426	560,902
Manhattan Associates, Inc. (b)	18,800	1,171,240
MAXIMUS, Inc.	8,327	495,956
Nimble Storage, Inc. (a) (b)	14,232	343,276
Stratasys Ltd. (a) (b)	14,900	394,701

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Syntel, Inc. (b)	18,200	$824,642
Virtusa Corp. (b)	55,156	2,830,054

		7,357,600

Semiconductors — 1.8%
Entegris, Inc. (b)	88,700	1,169,953
Mellanox Technologies Ltd. (b)	20,070	758,445
Microsemi Corp. (b)	16,585	544,320
Monolithic Power Systems, Inc.	9,150	468,480
Nanometrics, Inc. (b)	3,415	41,458
ON Semiconductor Corp. (b)	89,075	837,305

		3,819,961

Software — 9.9%
Allscripts Healthcare Solutions, Inc. (b)	82,760	1,026,224
Demandware, Inc. (b)	21,098	1,090,345
Fair Isaac Corp.	7,795	658,678
Guidewire Software, Inc. (b)	30,468	1,602,007
HubSpot, Inc. (b)	51,100	2,369,507
Imperva, Inc. (b)	6,530	427,584
Monotype Imaging Holdings, Inc.	43,200	942,624
Paycom Software, Inc. (b)	19,942	716,117
Proofpoint, Inc. (b)	16,800	1,013,376
Telogis (c)	80,369	155,112
TiVo, Inc. (b)	94,070	814,646
Tyler Technologies, Inc. (b)	21,158	3,159,101
The Ultimate Software Group, Inc. (b)	10,300	1,843,803
Veeva Systems, Inc. Class A (b)	135,520	3,172,523
Verint Systems, Inc. (b)	28,550	1,231,933

		20,223,580

		31,401,141

Utilities — 0.6%
Electric — 0.1%
8Point3 Energy Partners LP (b)	24,071	255,393

Gas — 0.5%
Southwest Gas Corp.	15,580	908,626

		1,164,019

TOTAL COMMON STOCK (Cost $191,073,541)		190,667,864

PREFERRED STOCK — 1.3%
Communications — 0.3%
Internet — 0.3%
Veracode, Inc. (b) (c)	10,688	283,125
Zuora, Inc. . Series F (b) (c)	69,937	265,712

		548,837

Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Draftkings Series D (b) (c)	14,868	113,969

	Number of Shares	Value
Draftkings, Inc. Series D 1 (b) (c)	28,744	$220,335
The Honest Co. (b) (c)	4,027	184,255

		518,559

Technology — 0.8%
Software — 0.8%
Cloudera, Inc. Series F (b) (c)	12,068	348,524
Docusign, Inc. Series B (b) (c)	456	8,463
Docusign, Inc. Series B 1 (b) (c)	136	2,524
Docusign, Inc. Series D (b) (c)	327	6,069
Docusign, Inc. Series E (b) (c)	8,460	157,018
Docusign, Inc. Series F (b) (c)	1,224	22,717
Marklogic Corp. Series F (b) (c)	22,966	269,851
NUTANIX, Inc. Series E (b) (c)	14,135	282,700
Telogis (b) (c)	109,450	485,958

		1,583,824

TOTAL PREFERRED STOCK (Cost $1,967,004)		2,651,220

TOTAL EQUITIES (Cost $193,040,545)		193,319,084

MUTUAL FUNDS — 9.5%
Diversified Financial — 9.5%
iShares Russell 2000 Index Fund (a)	7,611	831,121
State Street Navigator Securities Lending Prime Portfolio (d)	18,603,756	18,603,756

		19,434,877

TOTAL MUTUAL FUNDS (Cost $19,479,100)		19,434,877

TOTAL LONG-TERM INVESTMENTS (Cost $212,519,645)		212,753,961

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (e)	$5,128,412	5,128,412

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	3,639	3,639

TOTAL SHORT-TERM INVESTMENTS (Cost $5,132,051)		5,132,051

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 106.3% (Cost $217,651,696) (f)	$217,886,012

Other Assets/(Liabilities) — (6.3)%	(12,992,072)

NET ASSETS — 100.0%	$204,893,940

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $18,138,915 or 8.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2015, these securities amounted to a value of $2,945,884 or 1.44% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,128,413. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $5,242,050.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 5.3%
Chemicals — 2.3%
American Vanguard Corp.	27,600	$319,056
Innospec, Inc.	22,700	1,055,777
Minerals Technologies, Inc.	16,900	813,904

		2,188,737

Forest Products & Paper — 1.7%
Clearwater Paper Corp. (a)	15,700	741,668
Potlatch Corp.	18,200	523,978
Wausau Paper Corp.	67,100	429,440

		1,695,086

Iron & Steel — 0.9%
Carpenter Technology Corp.	18,100	538,837
Reliance Steel & Aluminum Co.	6,400	345,664

		884,501

Mining — 0.4%
Stillwater Mining Co. (a)	34,400	355,352

		5,123,676

Communications — 2.8%
Internet — 1.0%
New Media Investment Group, Inc.	39,200	606,032
Safeguard Scientifics, Inc. (a)	24,800	385,392

		991,424

Media — 0.9%
Cable One, Inc. (a)	950	398,449
Scholastic Corp.	11,200	436,352

		834,801

Telecommunications — 0.9%
Ixia (a)	50,300	728,847
Sonus Networks, Inc. (a)	22,680	129,730

		858,577

		2,684,802

Consumer, Cyclical — 10.1%
Apparel — 0.9%
Crocs, Inc. (a)	20,900	270,133
Steven Madden Ltd. (a)	16,300	596,906

		867,039

Automotive & Parts — 0.8%
Dorman Products, Inc. (a) (b)	15,900	809,151

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	28,600	929,214
Pool Corp.	13,500	976,050

		1,905,264

	Number of Shares	Value
Home Builders — 1.1%
Cavco Industries, Inc. (a)	7,600	$517,484
Meritage Home Corp. (a)	14,700	536,844

		1,054,328

Home Furnishing — 0.6%
Ethan Allen Interiors, Inc. (b)	22,100	583,661

Leisure Time — 0.3%
Interval Leisure Group, Inc.	14,100	258,876

Retail — 2.7%
Fred’s, Inc. Class A	29,100	344,835
Party City Holdco, Inc. (a)	14,400	229,968
Pier 1 Imports, Inc. (b)	66,300	457,470
PriceSmart, Inc.	10,000	773,400
Red Robin Gourmet Burgers, Inc. (a)	5,000	378,700
Sportsman’s Warehouse Holdings, Inc. (a) (b)	38,400	473,088

		2,657,461

Textiles — 1.7%
Culp, Inc.	21,200	679,884
G&K Services, Inc. Class A	14,950	995,969

		1,675,853

		9,811,633

Consumer, Non-cyclical — 14.0%
Agriculture — 0.5%
Vector Group Ltd. (b)	19,530	441,573

Commercial Services — 5.3%
Aaron’s, Inc.	39,900	1,440,789
American Public Education, Inc. (a)	16,200	379,890
Capella Education Co.	5,400	267,408
Electro Rent Corp.	43,700	453,606
FTI Consulting, Inc. (a)	14,500	601,895
Hillenbrand, Inc.	13,130	341,511
McGrath RentCorp	35,600	950,164
Navigant Consulting, Inc. (a)	43,000	684,130

		5,119,393

Foods — 1.5%
Pinnacle Foods, Inc.	12,100	506,748
Post Holdings, Inc. (a)	7,600	449,160
SpartanNash Co.	20,200	522,170

		1,478,078

Health Care – Products — 3.8%
Atrion Corp.	2,630	986,145
Halyard Health, Inc. (a)	24,200	688,248
Quidel Corp. (a)	30,500	575,840
West Pharmaceutical Services, Inc.	27,300	1,477,476

		3,727,709

Health Care – Services — 2.4%
The Ensign Group, Inc.	5,300	225,939

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Healthcare Corp.	12,200	$742,858
Select Medical Holdings Corp.	34,500	372,255
Triple-S Management Corp. Class B (a)	18,400	327,704
WellCare Health Plans, Inc. (a)	7,400	637,732

		2,306,488

Household Products — 0.5%
CSS Industries, Inc.	18,300	482,022

		13,555,263

Diversified — 0.7%
Holding Company – Diversified — 0.7%
National Bank Holdings Corp. Class A	33,700	691,861

Energy — 3.7%
Oil & Gas — 2.7%
Atwood Oceanics, Inc. (b)	20,700	306,567
Clayton Williams Energy, Inc. (a) (b)	12,100	469,601
Matador Resources Co. (a)	46,000	954,040
PDC Energy, Inc. (a)	9,100	482,391
WPX Energy, Inc. (a)	53,400	353,508

		2,566,107

Oil & Gas Services — 1.0%
RPC, Inc. (b)	42,500	376,125
Tesco Corp.	31,800	227,052
TETRA Technologies, Inc. (a)	68,200	403,062

		1,006,239

		3,572,346

Financial — 29.6%
Banks — 11.5%
BBCN Bancorp, Inc.	36,800	552,736
Columbia Banking System, Inc.	33,600	1,048,656
East West Bancorp, Inc.	42,926	1,649,217
Glacier Bancorp, Inc.	38,700	1,021,293
Home Bancshares, Inc.	57,675	2,335,838
Popular, Inc.	25,200	761,796
Sandy Spring Bancorp, Inc.	24,350	637,483
Signature Bank (a)	3,550	488,338
SVB Financial Group (a)	12,550	1,450,027
Wintrust Financial Corp.	22,700	1,212,861

		11,158,245

Diversified Financial — 1.0%
Houlihan Lokey, Inc. (a)	5,600	122,080
Janus Capital Group, Inc. (b)	30,700	417,520
Waddell & Reed Financial, Inc. Class A	12,000	417,240

		956,840

Insurance — 5.8%
Assured Guaranty Ltd.	20,382	509,550
Employers Holdings, Inc.	28,700	639,723

	Number of Shares	Value
National Interstate Corp.	21,800	$581,624
ProAssurance Corp.	40,700	1,997,149
Radian Group, Inc.	47,700	758,907
RenaissanceRe Holdings Ltd.	2,600	276,432
Safety Insurance Group, Inc.	6,300	341,145
State Auto Financial Corp. Class A	20,200	460,762
Third Point Reinsurance Ltd. (a)	3,300	44,385

		5,609,677

Real Estate — 0.3%
Forestar Real Esate Group, Inc. (a) (b)	22,700	298,505

Real Estate Investment Trusts (REITS) — 8.5%
Acadia Realty Trust	29,100	875,037
American Assets Trust, Inc.	7,200	294,192
American Campus Communities, Inc.	16,700	605,208
Catchmark Timber Trust, Inc. Class A	27,610	283,831
Cedar Realty Trust, Inc.	76,700	476,307
Corporate Office Properties Trust	18,200	382,746
Douglas Emmett, Inc.	10,300	295,816
First Potomac Realty Trust	51,800	569,800
Home Properties, Inc.	5,700	426,075
Kilroy Realty Corp.	11,500	749,340
LaSalle Hotel Properties	26,350	748,076
PS Business Parks, Inc.	7,100	563,598
RLJ Lodging Trust	25,400	641,858
Rouse Properties, Inc.	3,100	48,298
Saul Centers, Inc.	14,100	729,675
Washington Real Estate Investment Trust (b)	22,100	550,953

		8,240,810

Savings & Loans — 2.5%
BankUnited, Inc.	18,200	650,650
Beneficial Bancorp, Inc. (a)	46,600	617,916
United Financial Bancorp, Inc.	46,500	606,825
WSFS Financial Corp.	18,500	532,985

		2,408,376

		28,672,453

Industrial — 19.2%
Aerospace & Defense — 0.9%
Cubic Corp.	8,300	348,102
Kaman Corp.	15,000	537,750

		885,852

Building Materials — 2.3%
Comfort Systems USA, Inc.	21,600	588,816
Drew Industries, Inc.	16,500	901,065
Universal Forest Products, Inc.	12,200	703,696

		2,193,577

Electrical Components & Equipment — 3.2%
Advanced Energy Industries, Inc. (a)	25,600	673,280

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Belden, Inc.	16,700	$779,723
Energizer Holdings, Inc.	12,700	491,617
Littelfuse, Inc.	12,900	1,175,835

		3,120,455

Electronics — 2.9%
Analogic Corp.	6,900	566,076
Badger Meter, Inc.	9,800	568,988
Brady Corp. Class A	21,800	428,588
Fabrinet (a)	25,000	458,250
Methode Electronics, Inc.	17,000	542,300
Newport Corp. (a)	19,500	268,125

		2,832,327

Engineering & Construction — 0.5%
Aegion Corp. (a)	29,400	484,512

Environmental Controls — 0.4%
MSA Safety, Inc.	11,000	439,670

Machinery – Diversified — 0.5%
Nordson Corp.	7,100	446,874

Manufacturing — 2.0%
ESCO Technologies, Inc.	22,300	800,570
Matthews International Corp. Class A	12,400	607,228
Myers Industries, Inc.	37,700	505,180

		1,912,978

Metal Fabricate & Hardware — 1.4%
Circor International, Inc.	12,400	497,488
RBC Bearings, Inc. (a)	6,400	382,272
Sun Hydraulics Corp.	16,800	461,496

		1,341,256

Transportation — 5.1%
Bristow Group, Inc.	9,700	253,752
Genesee & Wyoming, Inc. Class A (a)	20,450	1,208,186
Kirby Corp. (a)	10,250	634,987
Landstar System, Inc.	24,300	1,542,321
Teekay Tankers Ltd. Class A	73,900	509,910
Universal Truckload Services, Inc.	19,900	309,843
UTI Worldwide, Inc. (a)	101,500	465,885

		4,924,884

		18,582,385

Technology — 4.4%
Semiconductors — 2.2%
Brooks Automation, Inc.	39,400	461,374
Cabot Microelectronics Corp. (a)	19,800	767,052
Intersil Corp. Class A	32,200	376,740
Veeco Instruments, Inc. (a)	24,600	504,546

		2,109,712

Software — 2.2%
Progress Software Corp. (a)	23,300	601,839

	Number of Shares	Value
SYNNEX Corp.	17,700	$1,505,562

		2,107,401

		4,217,113

Utilities — 7.8%
Electric — 3.2%
Cleco Corp.	8,450	449,878
El Paso Electric Co.	24,400	898,408
NorthWestern Corp.	19,200	1,033,536
Portland General Electric Co.	19,800	732,006

		3,113,828

Gas — 4.6%
ONE Gas, Inc.	19,800	897,534
PNM Resources, Inc.	43,500	1,220,175
Southwest Gas Corp.	22,000	1,283,040
Vectren Corp.	14,000	588,140
WGL Holdings, Inc.	8,000	461,360

		4,450,249

		7,564,077

TOTAL COMMON STOCK (Cost $82,618,118)		94,475,609

TOTAL EQUITIES (Cost $82,618,118)		94,475,609

MUTUAL FUNDS — 4.6%
Diversified Financial — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)	4,468,915	4,468,915
T. Rowe Price Reserve Investment Fund	1,002	1,002

		4,469,917

TOTAL MUTUAL FUNDS (Cost $4,469,917)		4,469,917

TOTAL LONG-TERM INVESTMENTS (Cost $87,088,035)		98,945,526

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (d)	$2,156,247	2,156,247

TOTAL SHORT-TERM INVESTMENTS (Cost $2,156,247)		2,156,247

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 104.4% (Cost $89,244,282) (e)	$101,101,773

Other Assets/(Liabilities) — (4.4)%	(4,259,564)

NET ASSETS — 100.0%	$96,842,209

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2015, was $4,338,828 or 4.48% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,156,248. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $2,201,713.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.4%
Chemicals — 1.6%
A. Schulman, Inc.	72,770	$2,362,841
Huntsman Corp.	97,570	945,453

		3,308,294

Iron & Steel — 0.8%
Steel Dynamics, Inc.	97,709	1,678,641

		4,986,935

Communications — 4.7%
Internet — 1.6%
CDW Corp.	82,000	3,350,520

Media — 1.3%
Cable One, Inc. (a)	3,685	1,545,563
Scholastic Corp.	32,260	1,256,849

		2,802,412

Telecommunications — 1.8%
Finisar Corp. (a)	178,250	1,983,923
Polycom, Inc. (a)	164,850	1,727,628

		3,711,551

		9,864,483

Consumer, Cyclical — 18.3%
Apparel — 1.3%
Crocs, Inc. (a)	210,500	2,720,712

Auto Manufacturers — 1.1%
Oshkosh Corp.	66,230	2,406,136

Automotive & Parts — 3.1%
Dana Holding Corp.	145,253	2,306,617
Lear Corp.	22,846	2,485,188
Tenneco, Inc. (a)	41,931	1,877,251

		6,669,056

Distribution & Wholesale — 1.9%
MRC Global, Inc. (a)	182,640	2,036,436
WESCO International, Inc. (a)	41,580	1,932,223

		3,968,659

Home Builders — 2.0%
Meritage Home Corp. (a)	65,354	2,386,728
PulteGroup, Inc.	100,710	1,900,398

		4,287,126

Retail — 8.9%
Big Lots, Inc.	68,210	3,268,623
Bloomin’ Brands, Inc.	148,830	2,705,729
Caleres, Inc.	58,420	1,783,563
The Children’s Place Retail Store, Inc.	48,284	2,784,538
Dillard’s, Inc. Class A	19,640	1,716,340
GameStop Corp. Class A	56,273	2,319,010

	Number of Shares	Value
Insight Enterprises, Inc. (a)	44,920	$1,161,182
Office Depot, Inc. (a)	290,897	1,867,559
Pier 1 Imports, Inc.	171,230	1,181,487

		18,788,031

		38,839,720

Consumer, Non-cyclical — 11.1%
Commercial Services — 3.6%
Booz Allen Hamilton Holding Corp.	119,030	3,119,776
Genpact Ltd. (a)	99,757	2,355,263
Quanta Services, Inc. (a)	89,940	2,177,447

		7,652,486

Foods — 2.3%
Dean Foods Co.	88,374	1,459,938
Ingredion, Inc.	39,480	3,446,999

		4,906,937

Health Care – Services — 3.3%
LifePoint Health, Inc. (a)	37,550	2,662,295
Molina Healthcare, Inc. (a)	25,570	1,760,495
WellCare Health Plans, Inc. (a)	30,180	2,600,912

		7,023,702

Household Products — 1.9%
Avery Dennison Corp.	36,375	2,057,734
Helen of Troy Ltd. (a)	21,800	1,946,740

		4,004,474

		23,587,599

Energy — 4.2%
Oil & Gas — 4.2%
Murphy Oil Corp.	79,920	1,934,064
Murphy USA, Inc. (a)	32,990	1,812,801
QEP Resources, Inc.	201,070	2,519,407
SM Energy Co.	79,830	2,557,753

		8,824,025

Financial — 29.2%
Banks — 8.7%
Associated Banc-Corp.	92,907	1,669,539
Comerica, Inc.	72,685	2,987,353
Fulton Financial Corp.	163,970	1,984,037
Huntington Bancshares, Inc.	265,025	2,809,265
Synovus Financial Corp.	68,390	2,024,344
Texas Capital Bancshares, Inc. (a)	36,090	1,891,838
Webster Financial Corp.	54,470	1,940,766
Zions Bancorp	112,935	3,110,230

		18,417,372

Diversified Financial — 1.8%
E*TRADE Financial Corp. (a)	81,324	2,141,261
SLM Corp. (a)	231,501	1,713,107

		3,854,368

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 12.0%
American Financial Group, Inc.	47,440	$3,269,090
Aspen Insurance Holdings Ltd.	68,610	3,188,307
CNO Financial Group, Inc.	171,570	3,227,232
Essent Group Ltd. (a)	106,920	2,656,962
First American Financial Corp.	82,350	3,217,415
The Hanover Insurance Group, Inc.	39,720	3,086,244
StanCorp Financial Group, Inc.	30,510	3,484,242
Validus Holdings Ltd.	71,430	3,219,350

		25,348,842

Real Estate Investment Trusts (REITS) — 5.8%
DDR Corp.	118,220	1,818,224
Gramercy Property Trust, Inc.	118,790	2,467,268
LTC Properties, Inc.	64,230	2,740,694
Mid-America Apartment Communities, Inc.	25,270	2,068,855
RLJ Lodging Trust	79,210	2,001,637
STAG Industrial, Inc.	68,580	1,248,842

		12,345,520

Savings & Loans — 0.9%
First Niagara Financial Group, Inc.	189,468	1,934,468

		61,900,570

Industrial — 15.8%
Aerospace & Defense — 1.0%
Spirit AeroSystems Holdings, Inc. Class A (a)	43,980	2,125,993

Electrical Components & Equipment — 0.4%
General Cable Corp.	76,601	911,552

Electronics — 5.2%
Avnet, Inc.	79,030	3,373,000
Celestica, Inc. (a)	119,160	1,535,972
Keysight Technologies, Inc. (a)	83,090	2,562,496
TTM Technologies, Inc. (a)	159,846	995,841
Vishay Intertechnology, Inc.	267,906	2,596,009

		11,063,318

Engineering & Construction — 4.1%
AECOM (a)	108,443	2,983,267
EMCOR Group, Inc.	66,290	2,933,332
Granite Construction, Inc.	74,685	2,215,904
Tutor Perini Corp. (a)	34,406	566,323

		8,698,826

Hand & Machine Tools — 1.2%
Regal Beloit Corp.	42,910	2,422,270

Manufacturing — 0.9%
ITT Corp.	56,840	1,900,161

Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	134,160	1,715,907

Transportation — 2.2%
Con-way, Inc.	46,930	2,226,828

	Number of Shares	Value
Ryder System, Inc.	31,990	$2,368,540

		4,595,368

		33,433,395

Technology — 6.3%
Computers — 3.1%
Amdocs Ltd.	38,988	2,217,637
Brocade Communications Systems, Inc.	144,460	1,499,495
NCR Corp. (a)	124,740	2,837,835

		6,554,967

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	314,070	540,200
Fairchild Semiconductor International, Inc. (a)	225,690	3,168,688
Lam Research Corp.	22,315	1,457,839

		5,166,727

Software — 0.8%
Electronic Arts, Inc. (a)	23,360	1,582,640

		13,304,334

Utilities — 5.6%
Electric — 1.2%
Westar Energy, Inc.	67,270	2,585,859

Gas — 4.4%
PNM Resources, Inc.	110,123	3,088,950
Southwest Gas Corp.	50,570	2,949,242
UGI Corp.	91,235	3,176,803

		9,214,995

		11,800,854

TOTAL COMMON STOCK (Cost $204,490,667)		206,541,915

TOTAL EQUITIES (Cost $204,490,667)		206,541,915

TOTAL LONG-TERM INVESTMENTS (Cost $204,490,667)		206,541,915

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (b)	$3,494,297	3,494,297

TOTAL SHORT-TERM INVESTMENTS (Cost $3,494,297)		3,494,297

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.3% (Cost $207,984,964) (c)	$210,036,212

Other Assets/(Liabilities) — 0.7%	1,571,863

NET ASSETS — 100.0%	$211,608,075

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,494,298. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $3,568,950.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.4%

BANK LOANS — 0.3%
Diversified Financial — 0.3%
Delos Finance SARL, Term Loan B 3.500% 3/06/21	$840,000	$836,850

TOTAL BANK LOANS (Cost $836,194)		836,850

CORPORATE DEBT — 21.3%
Airlines — 0.8%
Continental Airlines Pass Through Trust 7.250% 5/10/21	1,951,890	2,190,996
Northwest Airlines Pass Through Trust 7.041% 10/01/23	389,293	443,794

		2,634,790

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. 2.750% 5/15/16	750,000	754,597
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	518,997

		1,273,594

Banks — 3.2%
Bank of America Corp. FRN 0.617% 6/15/16	2,500,000	2,492,977
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	370,125
Citigroup, Inc. FRN 1.255% 7/25/16	2,800,000	2,808,204
Credit Suisse FRN 0.984% 1/29/18	1,750,000	1,744,718
The Goldman Sachs Group, Inc. 3.750% 5/22/25	600,000	601,245
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,212,405
JP Morgan Chase & Co. FRN 0.845% 4/25/18	700,000	696,790
Morgan Stanley FRN 1.575% 4/25/18	1,000,000	1,014,078

		10,940,542

Biotechnology — 0.2%
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	604,705

Commercial Services — 0.3%
Catholic Health Initiatives 2.950% 11/01/22	500,000	494,257
Catholic Health Initiatives 4.350% 11/01/42	625,000	580,992

		1,075,249

	Principal Amount	Value
Diversified Financial — 6.7%
Capital One Bank USA NA 2.250% 2/13/19	$1,000,000	$996,445
Federal Home Loan Banks STEP 1.250% 6/28/30	2,010,000	2,006,229
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	697,150
Ford Motor Credit Co. LLC FRN 0.761% 11/08/16	1,400,000	1,391,537
General Electric Capital Corp. 5.875% 1/14/38	850,000	1,060,016
The Goldman Sachs Group, Inc. 3.500% 1/23/25	500,000	492,079
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,911,889
International Lease Finance Corp. (a) 7.125% 9/01/18	1,000,000	1,099,900
JP Morgan Chase & Co. FRN 0.841% 2/15/17	2,700,000	2,697,899
JP Morgan Chase & Co. 5.875% 6/13/16	3,100,000	3,202,387
Macquarie Bank Ltd. (a) 6.625% 4/07/21	975,000	1,092,865
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	4,917,598
Morgan Stanley 2.375% 7/23/19	500,000	500,053
Morgan Stanley 5.450% 1/09/17	1,000,000	1,050,340

		23,116,387

Electric — 2.1%
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,723,232
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,144,801
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	837,215
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	478,578
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,532,632
Southern California Edison Co. 3.600% 2/01/45	700,000	643,381
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	976,646

		7,336,485

Foods — 0.2%
Kraft Heinz Foods Co. (a) 1.600% 6/30/17	558,000	558,859

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 1.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	$1,095,000	$1,309,675
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,159,815
Southern California Gas Co. 3.750% 9/15/42	1,000,000	948,410

		3,417,900

Health Care – Services — 0.5%
CHS/Community Health Systems, Inc. 7.125% 7/15/20	340,000	353,600
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	415,000	398,400
HCA, Inc. 5.000% 3/15/24	800,000	802,000
Tenet Healthcare Corp. FRN (a) 3.837% 6/15/20	350,000	347,594

		1,901,594

Insurance — 0.6%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	481,661
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	739,424
Farmers Exchange Capital III VRN (a) 5.454% 10/15/54	970,000	961,908

		2,182,993

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	345,000	356,213

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	475,000	477,375
CCO Safari II LLC (a) 4.464% 7/23/22	525,000	525,277
DISH DBS Corp. 6.750% 6/01/21	170,000	163,730
Neptune Finco Corp. (a) (b) 6.625% 10/15/25	350,000	351,750
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	165,000	161,288
Univision Communications, Inc. (a) 5.125% 5/15/23	170,000	161,500

		1,840,920

Oil & Gas — 0.3%
Exxon Mobil Corp. 3.567% 3/06/45	400,000	377,335
Noble Energy, Inc. 5.250% 11/15/43	140,000	124,391

	Principal Amount	Value
Shell International Finance BV 4.375% 5/11/45	$415,000	$410,374

		912,100

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. FRN (a) 3.337% 12/15/19	200,000	193,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	345,000	348,450

		541,450

Pharmaceuticals — 0.4%
Actavis Funding SCS 4.750% 3/15/45	600,000	544,772
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (a) 6.000% 7/15/23	200,000	197,500
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	800,000	760,000

		1,502,272

Pipelines — 1.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	1,029,285
Energy Transfer Partners LP 3.600% 2/01/23	1,250,000	1,125,328
Energy Transfer Partners LP 5.150% 3/15/45	400,000	312,032
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	700,000	679,000
Sabine Pass Liquefaction LLC, Series WI 5.750% 5/15/24	300,000	267,000
Spectra Energy Partners LP 4.500% 3/15/45	800,000	678,604

		4,091,249

Real Estate Investment Trusts (REITS) — 1.1%
HCP, Inc. 3.400% 2/01/25	1,000,000	936,605
HCP, Inc. 3.875% 8/15/24	500,000	489,172
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,449,622
Welltower, Inc. 4.000% 6/01/25	830,000	829,753

		3,705,152

Retail — 0.1%
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	388,769

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
Microsoft Corp. 3.750% 2/12/45	$635,000	$586,729

Telecommunications — 1.2%
Altice US Finance I Corp. (a) 5.375% 7/15/23	350,000	336,000
Sprint Communications, Inc. (a) 9.000% 11/15/18	700,000	734,510
T-Mobile USA, Inc. 6.250% 4/01/21	345,000	343,793
Verizon Communications, Inc. FRN 1.867% 9/15/16	1,000,000	1,009,493
Verizon Communications, Inc. FRN 2.086% 9/14/18	200,000	205,636
Verizon Communications, Inc. 2.500% 9/15/16	1,509,000	1,529,734

		4,159,166

Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	525,000	489,136

TOTAL CORPORATE DEBT (Cost $75,139,411)		73,616,254

MUNICIPAL OBLIGATIONS — 0.9%
City of New York NY 5.206% 10/01/31	750,000	839,520
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,242,603
New York State Dormitory Authority 5.289% 3/15/33	750,000	871,777

		2,953,900

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,736,448)		2,953,900

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.0%
Commercial MBS — 2.3%
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	375,000	378,615
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.811% 2/24/51	825,920	853,948
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.843% 6/11/40	126,256	126,650

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2011-GC3, Class A3 (a) 4.473% 3/10/44	$1,570,000	$1,587,968
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	1,298,194	1,308,008
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	1,200,000	1,249,231
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	288,151	291,985
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1 (a) 3.853% 6/15/43	56,516	56,517
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.156% 2/15/31	749,607	750,164
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	548,786
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4 VRN (a) 4.902% 6/15/44	800,000	905,308

		8,057,180

Credit Card ABS — 0.2%
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3 FRN 0.403% 5/09/18	865,000	864,594

Home Equity ABS — 1.5%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.604% 12/25/35	2,000,000	1,904,095
New Century Home Equity Loan Trust, Series 2005-2, Class M1 FRN 0.624% 6/25/35	1,505,436	1,499,829
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.894% 10/25/34	1,992,891	1,826,335

		5,230,259

Other ABS — 3.2%
Betony CLO Ltd., Series 2015-1A, Class A FRN (a) 1.799% 4/15/27	1,060,000	1,054,962
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.769% 1/15/26	950,000	944,139

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cedar Funding CLO Ltd., Series 2014-3A, Class A1 FRN (a) 1.863% 5/20/26	$1,175,000	$1,166,358
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.089% 10/25/46	2,343,816	2,203,806
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2 FRN 0.664% 7/25/35	1,006,274	956,549
Magnetite CLO Ltd., Series 2015-12A, Class A FRN (a) 1.789% 4/15/27	1,060,000	1,056,001
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.674% 2/25/35	1,602,355	1,592,358
Saxon Asset Securities Trust, Series 2005-1, Class M1 FRN 0.884% 5/25/35	1,106,678	1,046,824
Voya CLO Ltd., Series 2015-1A, Class A1 FRN (a) 1.755% 4/18/27	1,020,000	1,014,667

		11,035,664

Student Loans ABS — 6.9%
Access Group, Inc., Series 2015-1, Class A FRN (a) 0.894% 7/25/56	1,333,753	1,294,176
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4 FRN 0.526% 3/28/35	1,500,000	1,384,060
Nelnet Student Loan Trust, Series 2015-1A, Class A FRN (a) 0.784% 4/25/41	1,984,625	1,925,387
Nelnet Student Loan Trust, Series 2015-3A, Class A2 FRN (a) 0.794% 2/26/46	2,075,000	1,994,196
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A FRN (a) 0.944% 11/25/42	1,879,452	1,815,567
SLC Student Loan Trust, Series 2006-2, Class A6 FRN 0.497% 9/15/39	2,300,000	1,952,101
SLC Student Loan Trust, Series 2005-2, Class B FRN 0.617% 3/15/40	443,206	375,363
SLM Student Loan Trust, Series 2007-1, Class A5 FRN 0.385% 1/26/26	2,140,000	2,033,229
SLM Student Loan Trust, Series 2005-4, Class B FRN 0.475% 7/25/40	232,221	194,407

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.595% 1/25/41	$225,424	$187,428
SLM Student Loan Trust, Series 2012-1, Class A2 FRN 0.644% 11/25/20	1,387,282	1,383,684
SLM Student Loan Trust, Series 2007-6, Class A4 FRN 0.675% 10/25/24	2,120,000	2,002,573
SLM Student Loan Trust, Series 2011-1, Class A1 FRN 0.714% 3/25/26	1,581,210	1,560,437
SLM Student Loan Trust, Series 2012-2, Class A FRN 0.894% 1/25/29	1,824,626	1,787,752
SLM Student Loan Trust, Series 2007-6, Class B FRN 1.145% 4/27/43	639,382	530,211
SLM Student Loan Trust, Series 2007-8, Class B FRN 1.295% 4/27/43	219,690	186,757
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.795% 4/25/23	1,794,363	1,797,426
SLM Student Loan Trust, Series 2008-5, Class B FRN 2.145% 7/25/29	700,000	645,546
SLM Student Loan Trust, Series 2008-9, Class B FRN 2.545% 10/25/29	680,000	653,180

		23,703,480

WL Collateral CMO — 7.9%
Banc of America Funding Ltd., Series 2012-R5, Class A FRN (a) 0.459% 10/03/39	615,970	611,820
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.455% 9/25/36	62,802	55,639
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4 FRN 2.465% 3/25/37	1,075,172	968,171
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.730% 10/25/35	1,591,985	1,564,200
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1 FRN 2.619% 11/25/35	1,987,382	1,826,211
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.726% 9/25/35	381,783	381,532

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac CMB Trust, Series 2005-1, Class 1A1 FRN 0.714% 4/25/35	$1,995,775	$1,785,320
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3 FRN 0.464% 10/25/36	2,978,808	1,957,133
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1 FRN 2.852% 10/25/35	2,019,388	1,673,657
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.714% 1/25/36	360,395	322,527
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A FRN (a) 1.023% 11/26/46	1,931,511	1,872,495
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.764% 2/25/35	3,200,000	2,898,895
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1 FRN (a) 0.426% 5/26/47	1,481,941	1,435,708
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.474% 12/25/35	891,115	769,356
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A VRN (a) 1.570% 12/25/59	1,288,355	1,281,415
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.484% 10/25/45	1,703,097	1,592,725
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21 FRN 0.524% 1/25/45	1,603,130	1,482,154
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	2,025,466	1,809,180
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1 FRN 2.599% 4/25/36	2,003,693	1,917,109
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.619% 1/25/35	654,141	652,524
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.695% 7/25/36	457,172	442,854

		27,300,625

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $76,601,916)		$76,191,802

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.2%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KF03, Class A 0.539% 1/25/21 FRN	$1,646,552	1,646,010
Series KSCT, Class A2 4.285% 1/25/20	570,000	631,516
Federal National Mortgage Association-Aces, Series 2015-M10, Class FA FRN 0.455% 3/25/19	1,830,843	1,830,302

		4,107,828

Pass-Through Securities — 27.0%
Federal Home Loan Mortgage Corp. Pool #G18568 2.500% 9/01/30	2,000,000	2,041,719
Pool #G18565 3.000% 8/01/30	1,073,384	1,118,206
Pool #U99114 3.500% 2/01/44	2,183,295	2,277,961
Pool #G07848 3.500% 4/01/44	3,735,406	3,921,884
Pool #G07924 3.500% 1/01/45	3,847,479	4,026,327
Pool #G60023 3.500% 4/01/45	3,843,092	4,028,942
Pool #G08641 3.500% 5/01/45	3,665,388	3,816,299
Pool #G08650 3.500% 6/01/45	2,759,259	2,872,863
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	501,466
Pool #AM0992 2.340% 11/01/22	820,000	819,396
Pool #AM1402 2.420% 11/01/22	945,000	949,297
Pool #AM0827 2.600% 11/01/22	1,025,510	1,050,784
Pool #AM2808 2.700% 3/01/23	375,000	382,691
Pool #AL6829 2.965% 5/01/27	1,386,207	1,405,865
Pool #MA1607 3.000% 10/01/33	1,074,538	1,114,330
Pool #AB4262 3.500% 1/01/32	1,189,181	1,259,092

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1512 3.500% 7/01/33	$546,178	$577,263
Pool #MA1148 3.500% 8/01/42	3,550,409	3,713,645
Pool #469621 3.650% 11/01/21	1,636,209	1,765,827
Pool #AM4108 3.850% 8/01/25	388,229	421,042
Pool #AM4109 3.850% 8/01/25	431,905	468,409
Pool #466960 3.890% 12/01/20	1,169,845	1,271,993
Pool #466919 3.930% 1/01/21	1,504,022	1,637,937
Pool #AM4236 3.940% 8/01/25	641,993	699,874
Pool #468551 3.980% 7/01/21	1,230,000	1,345,848
Pool #AM5165 4.080% 1/01/29	664,264	726,985
Pool #931504 4.500% 7/01/39	168,836	185,436
Pool #986268 5.000% 7/01/38	2,172	2,399
Pool #AB0057 5.000% 4/01/39	1,749,539	1,932,762
Pool #AD6374 5.000% 5/01/40	65,491	72,329
Pool #AE6338 5.000% 11/01/40	71,467	78,952
Pool #AI2733 5.000% 5/01/41	537,093	593,845
Pool #977014 5.500% 5/01/38	72,522	81,553
Pool #985524 5.500% 6/01/38	61,774	68,965
Pool #988578 5.500% 8/01/38	481,164	539,129
Pool #995482 5.500% 1/01/39	333,364	374,826
Federal National Mortgage Association TBA Pool #9768 3.000% 12/01/42 (b)	9,425,000	9,550,175
Pool #17115 3.500% 5/01/43 (b)	5,855,000	6,106,582
Pool #18388 4.000% 7/01/42 (b)	670,000	714,597
Pool #18388 4.000% 7/01/42 (b)	6,930,000	7,377,743
Pool #21133 4.500% 4/01/40 (b)	3,250,000	3,523,203

	Principal Amount	Value
Government National Mortgage Association II Pool #MA3033 3.000% 8/20/45	$3,397,133	$3,471,711
Pool #MA2826 3.500% 5/20/45	1,940,073	2,034,500
Pool #MA2961 3.500% 7/20/45	1,831,241	1,921,516
Government National Mortgage Association II TBA Pool #1635 3.500% 9/01/43 (b)	7,090,000	7,426,775
Pool #1367 4.000% 4/01/43 (b)	1,975,000	2,103,684
Pool #1523 4.500% 3/01/41 (b)	1,000,000	1,074,375

		93,451,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $97,190,674)		97,558,830

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bonds & Notes — 27.0%
U.S. Treasury Bond 2.875% 8/15/45	6,165,000	6,161,267
U.S. Treasury Inflation Index 0.125% 4/15/16	1,173,102	1,161,584
U.S. Treasury Inflation Index 0.125% 7/15/24	3,276,593	3,126,247
U.S. Treasury Inflation Index 0.250% 1/15/25	5,939,802	5,693,164
U.S. Treasury Inflation Index 0.750% 2/15/45	3,922,129	3,401,274
U.S. Treasury Inflation Index 1.375% 2/15/44	4,817,920	4,888,368
U.S. Treasury Inflation Index 2.500% 7/15/16	691,283	702,642
U.S. Treasury Note 0.625% 8/31/17	10,885,000	10,885,426
U.S. Treasury Note 0.750% 12/31/17	100,000	100,039
U.S. Treasury Note 0.875% 11/15/17	16,500,000	16,558,007
U.S. Treasury Note 1.375% 8/31/20	15,240,000	15,257,860
U.S. Treasury Note 1.375% 9/30/20	6,970,000	6,970,000
U.S. Treasury Note 2.000% 8/15/25	5,310,000	5,282,205
U.S. Treasury Note 2.125% 9/30/21	12,895,000	13,268,754

		93,456,837

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,219,194)		$93,456,837

TOTAL BONDS & NOTES (Cost $346,723,837)		344,614,473

TOTAL LONG-TERM INVESTMENTS (Cost $346,723,837)		344,614,473

SHORT-TERM INVESTMENTS — 11.4%
Discount Notes — 8.1%
Federal Home Loan Bank Discount Note 0.000% 10/23/15	$3,135,000	3,134,986
Federal National Mortgage Association Discount Note 0.000% 1/05/16	2,610,000	2,609,685
Federal Home Loan Bank Discount Note 0.010% 10/02/15	5,115,000	5,114,990
Federal Home Loan Bank Discount Note 0.100% 10/15/15	17,000,000	16,999,339

TOTAL DISCOUNT NOTES (Cost $27,856,599)		27,859,000

Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/15, 0.010%, due 10/01/15 (c)	11,336,762	11,336,762

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/15	119,453	119,453

U.S. Treasury Bills — 0.0%
U.S. Treasury Bill (d) 0.000% 10/15/15	135,000	134,999

TOTAL SHORT-TERM INVESTMENTS (Cost $39,447,813)		39,450,214

TOTAL INVESTMENTS — 111.1% (Cost $386,171,650) (e)		384,064,687

Other Assets/ (Liabilities) — (11.1)%		(38,276,806)

NET ASSETS — 100.0%		$345,787,881

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $38,111,000 or 11.02% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $11,336,766. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/22, and an aggregate market value, including accrued interest, of $11,566,463.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at amortized cost or a price the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2015. The Fundamental Growth Fund, Large Cap Growth

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2015, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$389,573,999	$4,726,581	*	$-	$394,300,580
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	2,203,557		-	2,203,557

Total Investments	$389,575,000	$6,930,138		$-	$396,505,138

Equity Income Fund
Asset Investments
Common Stock	$431,589,097	$7,894,688	*	$-	$439,483,785
Mutual Funds	1,146	-		-	1,146
Short-Term Investments	-	9,304,643		-	9,304,643

Total Investments	$431,590,243	$17,199,331		$-	$448,789,574

Equity Index Fund
Asset Investments
Common Stock	$404,068,908	$-		$-	$404,068,908
Short-Term Investments	-	3,900,792		-	3,900,792

Total Investments	$404,068,908	$3,900,792		$-	$407,969,700

Liability Derivatives
Futures Contracts	$(72,010)	$-		$-	$(72,010)

Focused Equity Fund
Asset Investments
Common Stock	$132,338,495	$3,061,116		$-	$135,399,611
Short-Term Investments	-	14,292,484		-	14,292,484

Total Investments	$132,338,495	$17,353,600		$-	$149,692,095

Foreign Fund
Asset Investments
Common Stock	$32,033,740	$304,871,698	*	$-	$336,905,438
Mutual Funds	18,306,009	-		-	18,306,009
Short-Term Investments	-	11,992,434		-	11,992,434

Total Investments	$50,339,749	$316,864,132		$-	$367,203,881

Fundamental Value Fund
Asset Investments
Common Stock	$200,087,369	$5,141,005	*	$-	$205,228,374
Short-Term Investments	-	7,109,349		-	7,109,349

Total Investments	$200,087,369	$12,250,354		$-	$212,337,723

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$139,836,444	$99,522,100		$-		$239,358,544
Mutual Funds	7,541,860	-		-		7,541,860
Short-Term Investments	-	2,906,515		-		2,906,515

Total Investments	$147,378,304	$102,428,615		$-		$249,806,919

Growth & Income Fund
Asset Investments
Common Stock	$116,230,338	$5,079,362	*	$-		$121,309,700
Preferred Stock	329,994	-		-		329,994
Short-Term Investments	-	691,582		-		691,582

Total Investments	$116,560,332	$5,770,944		$-		$122,331,276

Income & Growth Fund
Asset Investments
Common Stock	$214,208,031	$5,315,016	*	$-		$219,523,047
Short-Term Investments	-	7,074,774		-		7,074,774

Total Investments	$214,208,031	$12,389,790		$-		$226,597,821

International Equity Fund
Asset Investments
Common Stock	$9,275,242	$144,967,271	*	$-		$154,242,513
Mutual Funds	1,432,910	-		-		1,432,910
Short-Term Investments	-	3,704,780		-		3,704,780

Total Investments	$10,708,152	$148,672,051		$-		$159,380,203

Asset Derivatives
Forward Contracts	$-	$99,057		$-		$99,057

Liability Derivatives
Forward Contracts	$-	$(15,577)		$-		$(15,577)

Managed Volatility Fund
Asset Investments
Common Stock	$191,996,809	$-		$-		$191,996,809
Corporate Debt	-	-		-	+	-
Purchased Options	915,043	-		-		915,043
Short-Term Investments	-	10,969,452		-		10,969,452

Total Investments	$192,911,852	$10,969,452		$-		$203,881,304

Liability Description
Written Options	$(2,832,545)	$-		$-		$(2,832,545)

Mid Cap Growth Fund
Asset Investments
Common Stock	$387,568,265	$-		$1,488,492		$389,056,757
Preferred Stock	-	-		2,198,169		2,198,169
Mutual Funds	25,296,698	-		-		25,296,698
Short-Term Investments	-	20,743,122		-		20,743,122

Total Investments	$412,864,963	$20,743,122		$3,686,661		$437,294,746

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$438,382,065	$6,990,033	$-	$445,372,098
Short-Term Investments	-	7,408,962	-	7,408,962

Total Investments	$438,382,065	$14,398,995	$-	$452,781,060

Asset Derivatives
Forward Contracts	$-	$17,111	$-	$17,111

Liability Derivatives
Forward Contracts	$-	$(12,152)	$-	$(12,152)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$188,382,690	$1,990,510	$294,664	$190,667,864
Preferred Stock	-	-	2,651,220	2,651,220
Mutual Funds	19,434,877	-	-	19,434,877
Short-Term Investments	-	5,132,051	-	5,132,051

Total Investments	$207,817,567	$7,122,561	$2,945,884	$217,886,012

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$836,850	$-	$836,850
Corporate Debt	-	73,616,254	-	73,616,254
Municipal Obligations	-	2,953,900	-	2,953,900
Non-U.S. Government Agency Obligations	-	76,191,802	-	76,191,802
U.S. Government Agency Obligations and Instrumentalities	-	97,558,830	-	97,558,830
U.S. Treasury Obligations	-	93,456,837	-	93,456,837
Short-Term Investments	-	39,450,214	-	39,450,214

Total Investments	$-	$384,064,687	$-	$384,064,687

Asset Derivatives
Futures Contracts	$18,206	$-	$-	$18,206

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
+	Represents a security at $0 value as of September 30, 2015.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

Investments in Securities
	Balance as of 12/31/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/15
Managed Volatility Fund
Corporate Debt	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/15
Mid Cap Growth Fund
Common Stock	$1,216,929	$-	$-	$163,394	$108,169	$-	$-	$-		$1,488,492	$163,394
Preferred Stock	1,961,775	-	-	236,394	-	-	-	-		2,198,169	236,394

	$3,178,704	$-	$-	$399,788	$108,169	$-	$-	$-		$3,686,661	$399,788

Small Cap Growth Equity Fund
Common Stock	$240,155	$-	$-	$54,509	$-	$-	$-	$-		$294,664	$54,509
Preferred Stock	3,653,969	-	209,397	(1,636,365)	1,040,480	(616,261)	-	-		2,651,220	202,802

	$3,894,124	$-	$209,397	$(1,581,856)	$1,040,480	$(616,261)	$-	$-		$2,945,884	$257,311

Total Return Bond Fund
Non-U.S. Government Agency Obligations	$-	$-	$-	$-	$1,018,957	$-	$-	$(1,018,957	)**	$-	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents a security at $0 value as of December 31, 2014.
††	Represents a security at $0 value as of September 30, 2015.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund initially fair valued certain of its Level 3 investments using acquisition cost. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity

Common stock	$294,664
Dropbox, Inc.	139,552	Market Approach	EV/Multiple	6.56x
			Discount for Lack of Marketability	10%
Telogis	155,112	Market Approach	Market Observed Transaction - Option Pricing Method	$2.25

Preferred stock	2,651,220
Cloudera, Inc.	348,524	Market Approach	EV/Multiple	10.10x
			Discount for Lack of Marketability	10%

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity (Continued)
Docusign Series F	$22,717	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
Docusign Series E	157,018	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
Docusign Series D	6,069	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
Docusign Series B	8,463	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
Docusign Series B1	2,524	Market Approach	EV/Multiple	6.50x
			Discount for Lack of Marketability	10%
DraftKings, Inc. Series D-1	220,335	Cost	Acquisition Cost	$7.67
DraftKings, Inc. Series D	113,969	Cost	Acquisition Cost	$7.67
MarkLogic Corp. Series F	269,851	Market Approach	EV/Multiple	3.30x
			Discount for Lack of Marketability	10%
NUTANIX, Inc.	282,700	Market Approach	Market Observed Transaction	$20.00
Telogis	485,958	Market Approach	Market Observed Transaction - Option Pricing Method	$2.25
The Honest Co. Series D	184,255	Cost	Acquisition Cost	$45.76
Veracode, Inc	283,125	Market Approach	EV/Multiple	7.43x
			Discount for Lack of Marketability	10%
Zuora, Inc. Series F	265,712	Cost	Acquisition Cost	$3.80

Total	$2,945,884

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2015, the following tables shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A
Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					M
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$(72,010)	$-	$-	$(72,010)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	46	-	-	46

International Equity Fund
Asset Derivatives
Forward Contracts	$-	$99,057	$-	$99,057

Liability Derivatives
Forward Contracts	$-	$(15,577)	$-	$(15,577)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$5,931,409	$-	$5,931,409

Managed Volatility Fund
Asset Derivatives
Purchased Options	$915,043	$-	$-	$915,043

Liability Derivatives
Written Options	$(2,832,545)	$-	$-	$(2,832,545)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	733	-	-	733
Written Options	996	-	-	996

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$17,111	$-	$17,111

Liability Derivatives
Forward Contracts	$-	$(12,152)	$-	$(12,152)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$15,763,736	$-	$15,763,736

Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$18,206	$18,206

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	84	84

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for written options and purchased options at September 30, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Buy
AUD	660,000	State Street Bank and Trust	03/16/16	$475,011	$(15,577)

Contracts to Deliver
AUD	1,234,000	State Street Bank and Trust	03/16/16	$935,199	$76,197
CHF	4,355,000	State Street Bank and Trust	03/16/16	4,521,199	22,860

				$5,456,398	$99,057

Mid Cap Value Fund
Contracts to Buy
JPY	7,622,144	Credit Suisse International	10/30/15	$63,575	$(17)

EUR	151,251	UBS AG	10/30/15	168,972	107

				$232,547	$90

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Mid Cap Value Fund (Continued)
Contracts to Deliver
JPY	196,030,219	Credit Suisse International	10/30/15	$1,622,471	$(12,135)

CAD	10,538,717	JPMorgan Chase Bank	10/30/15	7,911,498	15,506

EUR	5,363,532	UBS AG	10/30/15	5,997,220	1,498

				$15,531,189	$4,869

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/18/15	46	$4,390,010	$(72,010)

Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/21/15	84	$10,813,687	$18,206

Notes to Portfolio of Investments (Unaudited) (Continued)

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find

Notes to Portfolio of Investments (Unaudited) (Continued)

it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

The Fund(s) listed in the following table had open written option contracts at September 30, 2015:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	94	10/02/15	S&P 500 Index Call, Strike 1,930.00	$187,876	$81,780
	117	10/09/15	S&P 500 Index Call, Strike 1,950.00	339,329	138,060
	112	10/16/15	S&P 500 Index Call, Strike 1,900.00	373,800	487,760
	112	10/16/15	S&P 500 Index Call, Strike 1,925.00	537,320	327,040
	118	10/16/15	S&P 500 Index Call, Strike 1,950.00	352,835	211,220
	106	10/16/15	S&P 500 Index Call, Strike 1,975.00	423,735	95,930
	112	11/20/15	S&P 500 Index Call, Strike 1,900.00	570,920	732,480
	113	11/20/15	S&P 500 Index Call, Strike 1,925.00	1,022,368	573,475
	112	11/20/15	S&P 500 Index Call, Strike 2,000.00	580,928	184,800

				$4,389,111	$2,832,545

Transactions in written option contracts during the period ended September 30, 2015, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2014	1,779	$7,831,873
Options written	7,930	39,482,736
Options terminated in closing purchase transactions	(8,576)	(42,728,370)
Options expired	(137)	(197,128)

Options outstanding at September 30, 2015	996	$4,389,111

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of

Notes to Portfolio of Investments (Unaudited) (Continued)

these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities.

The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$127,677,130	$120,217	$(10,282,335)	$(10,162,118)
American Funds Core Allocation Fund	729,522,846	33,757,647	(836,721)	32,920,926
American Funds Growth Fund	116,946,412	1,664,600	-	1,664,600
American Funds International Fund	53,193,976	-	(297,973)	(297,973)
Balanced Allocation Fund	588,080,003	2,891,122	(26,036,622)	(23,145,500)
Blue Chip Growth Fund	283,104,516	120,879,810	(7,479,188)	113,400,622
Conservative Allocation Fund	480,731,076	4,715	(24,115,125)	(24,110,410)
Equity Income Fund	380,707,979	109,020,631	(40,939,036)	68,081,595
Equity Index Fund	244,595,181	175,707,533	(12,333,014)	163,374,519
Focused Equity Fund	147,752,324	20,059,960	(18,120,189)	1,939,771
Foreign Fund	376,206,334	42,707,448	(51,709,901)	(9,002,453)
Fundamental Growth Fund	154,805,810	27,067,167	(4,735,175)	22,331,992
Fundamental Value Fund	181,299,231	42,437,098	(11,398,606)	31,038,492
Global Fund	220,641,913	39,592,590	(10,427,584)	29,165,006
Growth Allocation Fund	1,602,058,380	42,280,753	(66,067,740)	(23,786,987)
Growth & Income Fund	94,922,807	31,109,461	(3,700,992)	27,408,469
Income & Growth Fund	200,066,440	35,707,107	(9,175,726)	26,531,381
International Equity Fund	189,355,643	450,383	(30,425,823)	(29,975,440)
Large Cap Growth Fund	180,842,300	32,405,755	(7,418,768)	24,986,987
Managed Volatility Fund	193,901,526	25,004,475	(15,024,697)	9,979,778
Mid Cap Growth Fund	328,700,833	121,361,320	(12,767,407)	108,593,913
Mid Cap Value Fund	463,154,943	27,725,973	(38,099,856)	(10,373,883)
Moderate Allocation Fund	2,375,495,481	11,048,573	(116,074,128)	(105,025,555)
Small Cap Growth Equity Fund	217,651,696	21,165,256	(20,930,940)	234,316
Small Company Value Fund	89,244,282	18,047,592	(6,190,101)	11,857,491
Small/Mid Cap Value Fund	207,984,964	23,456,713	(21,405,465)	2,051,248
Total Return Bond Fund	386,171,650	3,292,145	(5,399,108)	(2,106,963)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2015, was as follows:

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	564,279	152,424	76,119	640,584	$9,205,186	$-	$1,592,402	$578,133
MML Dynamic Bond Fund, Class ll	-	226,427	2,016	224,411	2,223,916	6,078	-	(101)
MML Equity Income Fund, Initial Class	458,450	129,162	59,824	527,788	5,631,500	117,873	622,015	273,401
MML Focused Equity Fund, Class II	366,280	136,747	51,510	451,517	5,187,932	107,250	767,726	222,703
MML Foreign Fund, Initial Class	453,685	195,318	24,119	624,884	5,817,670	182,220	-	28,035
MML Fundamental Growth Fund, Class II	453,726	142,520	96,609	499,637	5,800,782	50,357	1,172,259	376,553
MML Fundamental Value Fund, Class II	390,143	104,933	33,774	461,302	6,218,358	91,704	520,727	144,733

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Global Fund, Class I	499,894	242,696	80,461	662,129	$7,482,054	$88,520	$339,235	$442,287
MML High Yield Fund, Class II	5,880	-	5,880	-	-	-	-	(5,263)
MML Income & Growth Fund, Initial Class	381,619	96,514	58,089	420,044	4,439,868	90,643	295,935	190,452
MML Inflation-Protected and Income Fund, Initial Class	291,882	37,537	20,979	308,440	3,112,161	2,315	-	(25,204)
MML International Equity Fund, Class II	520,644	172,917	25,010	668,551	5,662,631	11,915	-	(15,422)
MML Large Cap Growth Fund, Initial Class	475,358	147,203	106,363	516,198	5,647,209	-	1,204,342	454,440
MML Managed Bond Fund, Initial Class	333,211	46,903	178,181	201,933	2,544,409	50,847	18,439	(41,320)
MML Managed Volatility Fund, Initial Class	363,799	5,654	369,453	-	-	-	-	(28,867)
MML Mid Cap Growth Fund, Initial Class	429,121	102,437	52,240	479,318	7,050,772	-	828,306	349,866
MML Mid Cap Value Fund, Initial Class	557,787	155,716	59,183	654,320	6,732,952	136,318	1,011,188	174,350
MML Short-Duration Bond Fund, Class II	242,510	32,488	15,044	259,954	2,573,542	29,782	-	(2,491)
MML Small Cap Growth Equity Fund, Initial Class	176,916	38,786	84,934	130,768	1,741,172	-	371,057	105,712
MML Small Company Value Fund, Class II	195,361	38,058	13,951	219,468	3,191,065	10,790	331,876	8,583
MML Small/Mid Cap Value Fund, Initial Class	163,877	47,351	19,436	191,792	2,138,480	16,614	379,540	30,953
MML Strategic Emerging Markets Fund, Class II	419,279	116,936	38,414	497,801	3,882,846	51,145	-	(54,128)
MML Total Return Bond Fund, Class II	173,768	19,349	38,375	154,742	1,583,011	52,971	17,273	(7,444)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	30,702	10,355	5,615	35,442	2,615,234	-	251,558	52,577
Oppenheimer Global Fund/VA, Non-Service Shares*	64,709	59,176	32,748	91,137	3,282,739	41,715	207,973	247,893
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	590,256	566,897	-	1,157,153	11,328,524	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	14,638	-	14,638	-	-	-	-	(962)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,559,480	297,232	698,339	1,158,373	2,420,999	32,649	199,273	201,235

					$117,515,012	$1,171,706	$10,131,124	$3,700,704

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,672,364	350,929	286,183	1,737,110	$24,962,269	$-	$4,333,731	$2,522,729
MML Dynamic Bond Fund, Class ll	-	6,231,186	50,403	6,180,783	61,251,562	167,267	-	(2,520)
MML Equity Income Fund, Initial Class	1,761,921	292,389	292,556	1,761,754	18,797,912	395,108	2,084,991	1,486,714
MML Focused Equity Fund, Class II	779,283	216,020	122,450	872,853	10,029,086	208,256	1,490,757	522,548
MML Foreign Fund, Initial Class	1,184,484	507,531	104,368	1,587,647	14,780,992	464,140	-	204,949
MML Fundamental Growth Fund, Class II	1,285,251	338,174	228,462	1,394,963	16,195,516	141,149	3,285,808	909,256
MML Fundamental Value Fund, Class II	1,455,693	240,415	134,560	1,561,548	21,049,664	311,544	1,769,054	571,050
MML Global Fund, Class I	1,119,769	387,928	141,106	1,366,591	15,442,483	183,240	702,232	675,397
MML High Yield Fund, Class II	2,009,508	88,124	17,362	2,080,270	20,074,608	670,642	114,970	(5,757)
MML Income & Growth Fund, Initial Class	1,466,044	305,774	171,807	1,600,011	16,912,115	346,544	1,131,416	567,135
MML Inflation-Protected and Income Fund, Initial Class	2,027,046	126,296	155,083	1,998,259	20,162,431	15,176	-	(80,040)
MML International Equity Fund, Class II	1,365,174	456,296	123,050	1,698,420	14,385,614	30,346	-	(59,476)
MML Large Cap Growth Fund, Initial Class	1,350,440	364,681	274,052	1,441,069	15,765,297	-	3,375,660	1,331,115
MML Managed Bond Fund, Initial Class	10,638,276	805,732	3,082,451	8,361,557	105,358,066	1,753,068	554,713	101,152

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML Managed Volatility Fund, Initial Class	1,000,281	5,151	1,005,432	-	$-	$-	$-	$(89,172)
MML Mid Cap Growth Fund, Initial Class	989,339	158,549	122,770	1,025,118	15,079,486	-	1,776,328	728,533
MML Mid Cap Value Fund, Initial Class	1,325,557	388,201	114,170	1,599,588	16,459,760	334,186	2,478,948	329,556
MML Short-Duration Bond Fund, Class II	2,514,332	46,470	450,889	2,109,913	20,888,143	269,273	-	(109,624)
MML Small Cap Growth Equity Fund, Initial Class	408,657	74,031	174,467	308,221	4,103,963	-	878,590	461,650
MML Small Company Value Fund, Class II	462,499	65,958	38,132	490,325	7,129,331	24,178	743,698	(3,779)
MML Small/Mid Cap Value Fund, Initial Class	410,739	83,175	105,035	388,879	4,335,999	33,809	772,341	166,698
MML Total Return Bond Fund, Class II	5,910,819	385,499	1,438,942	4,857,376	49,690,959	1,668,571	544,076	968,307
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	70,294	12,075	8,870	73,499	5,423,485	-	505,704	82,527
Oppenheimer Global Fund/VA, Non-Service Shares*	307,582	134,436	93,302	348,716	12,560,758	172,417	859,566	1,025,257
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,919,619	1,296,178	-	4,215,797	41,272,648	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,999,649	79,840	4,079,489	-	-	403,990	-	(644,856)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	5,346,658	2,130,621	1,342,180	6,135,099	12,822,356	166,457	1,015,981	725,877

					$564,934,503	$7,759,361	$28,418,564	$12,385,226

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,108,468	306,050	216,200	1,198,318	$17,219,828	$-	$3,030,533	$1,399,225
MML Dynamic Bond Fund, Class ll	-	5,935,571	50,403	5,885,168	58,322,018	159,332	-	(2,520)
MML Equity Income Fund, Initial Class	1,305,812	287,369	252,475	1,340,706	14,305,331	304,319	1,605,896	1,325,545
MML Focused Equity Fund, Class II	426,033	148,820	76,233	498,620	5,729,148	119,025	852,012	305,204
MML Foreign Fund, Initial Class	680,114	321,838	52,090	949,862	8,843,218	279,070	-	49,037
MML Fundamental Growth Fund, Class II	862,515	280,809	157,808	985,516	11,441,838	100,945	2,349,907	550,789
MML Fundamental Value Fund, Class II	1,051,603	251,427	144,843	1,158,187	15,612,362	234,863	1,333,631	828,716
MML Global Fund, Class I	753,705	300,294	123,332	930,667	10,516,538	125,615	481,394	616,657
MML High Yield Fund, Class II	1,856,018	71,386	57,483	1,869,921	18,044,742	611,171	106,188	(19,133)
MML Income & Growth Fund, Initial Class	849,973	238,173	94,378	993,768	10,504,132	215,833	704,664	283,161
MML Inflation-Protected and Income Fund, Initial Class	1,833,931	171,096	166,896	1,838,131	18,546,738	13,661	-	(232,644)
MML International Equity Fund, Class II	781,144	296,587	61,613	1,016,118	8,606,520	18,247	-	(31,903)
MML Large Cap Growth Fund, Initial Class	910,651	294,574	186,707	1,018,518	11,142,583	-	2,415,743	777,242
MML Managed Bond Fund, Initial Class	10,091,028	1,318,504	2,889,155	8,520,377	107,359,251	1,692,839	530,402	(706,980)
MML Managed Volatility Fund, Initial Class	647,599	-	647,599	-	-	-	-	(61,874)
MML Mid Cap Growth Fund, Initial Class	489,785	146,688	63,261	573,212	8,431,952	-	1,000,303	266,808
MML Mid Cap Value Fund, Initial Class	799,616	312,221	85,176	1,026,661	10,564,342	216,086	1,602,903	162,304
MML Short-Duration Bond Fund, Class II	2,318,005	24,113	604,560	1,737,558	17,201,821	238,434	-	(129,266)
MML Small Cap Growth Equity Fund, Initial Class	238,652	50,857	116,143	173,366	2,308,364	-	500,824	201,117
MML Small Company Value Fund, Class II	317,539	60,406	32,254	345,691	5,026,345	17,188	528,691	63,151

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Small/Mid Cap Value Fund, Initial Class	234,751	51,895	86,834	199,812	$2,227,903	$17,566	$401,275	$136,859
MML Total Return Bond Fund, Class II	5,752,757	559,754	1,717,167	4,595,344	47,010,368	1,593,815	519,700	670,533
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,830	9,979	4,711	41,098	3,032,617	-	271,446	53,738
Oppenheimer Global Fund/VA, Non-Service Shares*	180,730	81,236	41,174	220,792	7,952,937	113,287	564,780	507,127
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	2,359,705	704,390	-	3,064,095	29,997,494	-	-	-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	3,912,966	78,368	3,991,334	-	-	396,541	-	(579,113)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,030,603	1,140,983	979,109	3,192,477	6,672,276	84,785	517,488	171,461

					$456,620,666	$6,552,622	$19,317,780	$6,605,241

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,943,503	1,352,612	884,249	7,411,866	$106,508,512	$-	$18,550,886	$7,358,897
MML Dynamic Bond Fund, Class ll	-	8,697,860	100,806	8,597,054	85,196,802	233,482	-	(5,040)
MML Equity Income Fund, Initial Class	5,747,051	1,080,048	762,839	6,064,260	64,705,658	1,365,197	7,204,162	3,951,873
MML Focused Equity Fund, Class II	4,410,908	1,264,410	580,445	5,094,873	58,540,096	1,219,742	8,731,267	2,560,320
MML Foreign Fund, Initial Class	4,702,623	2,333,056	398,388	6,637,291	61,793,175	1,943,773	-	890,530
MML Fundamental Growth Fund, Class II	5,462,334	1,277,755	974,244	5,765,845	66,941,465	585,709	13,634,736	3,878,726
MML Fundamental Value Fund, Class II	4,909,630	776,510	343,873	5,342,267	72,013,755	1,069,660	6,073,899	2,207,511
MML Global Fund, Class I	6,544,819	2,142,920	1,005,752	7,681,987	86,806,454	1,032,829	3,958,121	6,722,860
MML High Yield Fund, Class II	1,699,715	65,146	66,657	1,698,204	16,387,668	557,419	97,246	(18,829)
MML Income & Growth Fund, Initial Class	4,593,643	659,897	464,807	4,788,733	50,616,905	1,041,684	3,400,949	1,538,050
MML Inflation-Protected and Income Fund, Initial Class	6,199,487	340,943	376,162	6,164,268	62,197,464	46,852	-	(172,663)
MML International Equity Fund, Class II	5,397,692	2,035,051	332,128	7,100,615	60,142,210	127,101	-	(135,094)
MML Large Cap Growth Fund, Initial Class	5,731,581	1,324,640	1,100,154	5,956,067	65,159,376	-	14,008,088	6,047,715
MML Managed Bond Fund, Initial Class	15,187,866	467,311	6,024,781	9,630,396	121,345,810	2,293,871	794,391	130,503
MML Managed Volatility Fund, Initial Class	4,282,220	13,789	4,296,009	-	-	-	-	(379,254)
MML Mid Cap Growth Fund, Initial Class	4,778,861	800,397	591,726	4,987,532	73,366,597	-	8,665,653	5,622,836
MML Mid Cap Value Fund, Initial Class	6,102,725	1,351,402	620,838	6,833,289	70,314,545	1,432,026	10,622,597	3,634,426
MML Short-Duration Bond Fund, Class II	4,208,966	408,522	471,147	4,146,341	41,048,776	503,094	-	(79,152)
MML Small Cap Growth Equity Fund, Initial Class	1,897,224	296,498	842,784	1,350,938	17,987,715	-	3,871,203	2,401,144
MML Small Company Value Fund, Class II	2,137,814	265,618	141,798	2,261,634	32,884,157	111,875	3,441,164	295,082
MML Small/Mid Cap Value Fund, Initial Class	1,838,275	386,064	237,628	1,986,711	22,151,828	173,223	3,957,166	373,785
MML Strategic Emerging Markets Fund, Class II	4,473,421	888,910	388,691	4,973,640	38,794,393	514,567	-	(625,327)
MML Total Return Bond Fund, Class II	8,276,281	395,314	1,724,275	6,947,320	71,071,081	2,393,903	780,588	1,382,911
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares *	324,794	72,021	39,394	357,421	26,374,090	-	2,531,441	326,216
Oppenheimer Global Fund/VA, Non-Service Shares *	796,419	503,677	245,530	1,054,566	37,985,475	496,840	2,476,945	2,783,064

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares *	8,331,471	5,909,966	-	14,241,437	$139,423,673	$-	$-	$-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares *	3,289	-	3,289	-	-	-	-	(126)
Oppenheimer International Growth Fund/VA, Non-Service Shares *	18,560,470	2,688,330	7,605,875	13,642,925	28,513,713	390,085	2,380,917	4,409,714

					$1,578,271,393	$17,532,932	$115,181,419	$55,100,678

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,469,514	1,773,766	995,436	8,247,844	$118,521,518	$-	$20,358,498	$9,000,594
MML Dynamic Bond Fund, Class ll	-	19,731,614	100,806	19,630,808	194,541,306	529,667	-	(5,040)
MML Equity Income Fund, Initial Class	6,690,847	1,676,455	575,620	7,791,682	83,137,252	1,726,721	9,111,931	3,081,272
MML Focused Equity Fund, Class II	4,049,828	1,591,581	366,406	5,275,003	60,609,783	1,243,317	8,900,029	1,694,326
MML Foreign Fund, Initial Class	4,619,959	3,182,575	146,625	7,655,909	71,276,513	2,223,518	-	385,020
MML Fundamental Growth Fund, Class II	5,840,289	1,643,760	1,034,411	6,449,638	74,880,297	644,772	15,009,676	4,191,409
MML Fundamental Value Fund, Class II	5,753,191	1,254,843	160,270	6,847,764	92,307,857	1,352,067	7,677,506	891,689
MML Global Fund, Class I	7,253,182	1,662,470	882,927	8,032,725	90,769,797	1,067,364	4,090,473	5,046,199
MML High Yield Fund, Class II	6,081,792	349,559	-	6,431,351	62,062,540	2,051,403	347,958	-
MML Income & Growth Fund, Initial Class	6,201,946	1,110,150	322,122	6,989,974	73,884,025	1,497,042	4,887,630	1,129,961
MML Inflation-Protected and Income Fund, Initial Class	6,555,075	552,417	178,740	6,928,752	69,911,112	51,307	-	(126,783)
MML International Equity Fund, Class II	5,300,929	3,008,611	118,514	8,191,026	69,377,990	145,382	-	(47,369)
MML Large Cap Growth Fund, Initial Class	6,137,665	1,705,662	1,178,677	6,664,650	72,911,272	-	15,421,543	6,044,919
MML Managed Bond Fund, Initial Class	32,590,196	3,473,091	9,031,718	27,031,569	340,605,685	5,534,128	1,773,185	421,925
MML Managed Volatility Fund, Initial Class	4,503,232	90,261	4,593,493	-	-	-	-	(328,528)
MML Mid Cap Growth Fund, Initial Class	4,635,039	971,302	413,996	5,192,345	76,379,398	-	8,922,738	3,182,346
MML Mid Cap Value Fund, Initial Class	6,305,478	2,067,236	247,146	8,125,568	83,612,096	1,683,426	12,487,450	599,098
MML Short-Duration Bond Fund, Class II	7,627,141	463,485	570,490	7,520,136	74,449,343	889,194	-	(149,980)
MML Small Cap Growth Equity Fund, Initial Class	1,870,987	386,665	747,779	1,509,873	20,103,937	-	4,245,327	1,939,039
MML Small Company Value Fund, Class II	2,331,749	385,028	92,751	2,624,026	38,153,341	128,220	3,943,908	72,498
MML Small/Mid Cap Value Fund, Initial Class	1,864,400	398,407	529,730	1,733,077	19,323,808	148,927	3,402,134	1,052,092
MML Strategic Emerging Markets Fund, Class II	4,014,300	1,047,404	149,498	4,912,206	38,315,208	500,232	-	(189,908)
MML Total Return Bond Fund, Class II	17,821,385	1,481,102	3,615,923	15,686,564	160,473,549	5,333,378	1,739,071	2,625,068
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	319,778	74,563	24,275	370,066	27,307,178	-	2,514,704	231,003
Oppenheimer Global Fund/VA, Non-Service Shares*	1,037,262	445,504	121,531	1,361,235	49,031,677	632,409	3,152,809	1,438,198

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/14	Purchases	Sales	Number of Shares Held as of 9/30/15	Value as of 9/30/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	10,946,823	6,847,137	-	17,793,960	$174,202,865	$-	$-	$-
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	9,723,403	178,384	9,901,787	-	-	902,621	-	(1,307,209)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,855,247	6,702,085	8,136,002	16,421,330	34,320,579	453,438	2,767,563	2,113,518

					$2,270,469,926	$28,738,533	$130,754,133	$42,985,357

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer
Date	11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer
Date	11/20/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/20/15